PROSPECTUS

                      IMMEDIATE VARIABLE ANNUITY CONTRACT
                            VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141

This Prospectus describes an individual, immediate variable annuity contract (the "contract") offered by Minnesota Life Insurance Company. It may be used in connection with all types of personal retirement plans.

Your contract values are invested in our Variable Annuity Account. The Variable Annuity Account invests in shares of the Index 500 Portfolio of the Advantus Series Fund, Inc. The value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Index 500 Portfolio, except as payments are guaranteed in amount by Minnesota Life. The contract lets you make additional purchase payments and withdrawals during part of the time you are receiving annuity payments.

This Prospectus includes information you should know before purchasing a contract. You should read and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus.

           THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                    PROSPECTUS OF ADVANTUS SERIES FUND, INC.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND
                         RETAINED FOR FUTURE REFERENCE.

The date of this document and the Statement of Additional Information is May 1, 2000.

           THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

            TABLE OF CONTENTS

                                                                                    PAGE
                                                                                    ----
                      SPECIAL TERMS                                                    1
                      QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT        3
                      EXPENSE TABLE                                                    6
                      CONDENSED FINANCIAL INFORMATION                                  9
                      GENERAL DESCRIPTIONS                                             9
                            Minnesota Life Insurance Company                           9
                            Separate Account                                           9
                            Advantus Series Fund, Inc.                                 9
                            Additions, Deletions or Substitutions                     10
                      CONTRACT CHARGES                                                11
                            Sales Charges                                             11
                            Risk Charge                                               12
                            Mortality and Expense Risk Charges                        12
                            Administration Charge                                     13
                      DESCRIPTION OF THE CONTRACTS                                    13
                            General Provisions                                        13
                            Annuity Payments and Options                              16
                            Death Benefits                                            18
                            Purchase Payments and Value of the Contract               20
                            Redemptions                                               22
                      VOTING RIGHTS                                                   25
                      FEDERAL TAX STATUS                                              26
                      PERFORMANCE DATA                                                32
                      STATEMENT OF ADDITIONAL INFORMATION                             33
                      APPENDIX A -- TAXATION OF QUALIFIED PLANS                      A-1
                      APPENDIX B -- COMPUTATION AND EXAMPLES OF WITHDRAWALS          B-1
                      APPENDIX C -- IMMEDIATE VARIABLE ANNUITY ILLUSTRATION          C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

AGE:  the age of a person at nearest birthday.

ANNUITANT: the person named on page one of the contract who may receive lifetime benefits under the contract. Except in the event of the death of either annuitant prior to the annuity payment commencement date, joint annuitants will be considered a single entity.

ANNUITY PAYMENT COMMENCEMENT DATE: the first annuity payment date as specified on page one of the contract.

ANNUITY PAYMENT DATE: each day indicated by the annuity payment commencement date and the annuity payment frequency for an annuity payment to be determined. This is shown on page one of the contract.

ANNUITY PAYMENTS: payments made at regular intervals to the annuitant or any other payee. The annuity payments will increase or decrease in amount. The changes will reflect the investment experience of the sub-account of the separate account.

ANNUITY UNIT:  the standard of value for the variable annuity payment amount.

BENEFICIARY: the person, persons or entity designated to receive death benefits payable in the event of the annuitant's death.

CASH VALUE: the dollar amount available for withdrawal under the contract at any time. A cash value exists only as long as both the number of cash value units and the applicable factor from the cash value factor table shown in the contract are greater than zero.

CASH VALUE PERIOD: the time during which there is a cash value under the contract. The cash value period begins on the annuity commencement date and ends on the cash value end date shown on page one of the contract.

CASH VALUE UNIT: the measure of your interest in the Separate Account that is available for withdrawal during the cash value period.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT DATE:  the effective date of a contract.

FUND: Advantus Series Fund, Inc. or any mutual fund or separate investment portfolio within a series mutual fund which is designated as an eligible investment for the Separate Account.

GENERAL ACCOUNT: all of our assets other than those in the Separate Account or in other separate accounts established by us.

GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT: the amount which is guaranteed as the minimum annuity payment amount. This amount is payable regardless of the performance of the Sub-Account. Purchase payments and cash value withdrawals will change the guaranteed minimum annuity payment amount.

JOINT OWNER: the person designated to share equally in the rights and privileges provided to the owner of this contract. Only you and your spouse may be named as a joint owner in those states where we offer joint contracts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan which provide benefits using these contracts.

PURCHASE PAYMENT DATE: the date we receive a purchase payment in our home office.

PURCHASE PAYMENTS:  amounts paid to us as consideration for the contract.

SEPARATE ACCOUNT: a separate investment account entitled Variable Annuity Account. The assets of the Separate Account are ours. Those assets are not subject to claims arising out of any other business which we may conduct.

SURRENDER VALUE: the surrender value of the contract shall be the total annuity value as of the date of surrender plus the amounts deducted from purchase payments. These include deductions for sales charges, risk charges and state premium taxes where applicable.

TOTAL ANNUITY VALUE: the total annuity value represents your total interest in the Separate Account.

VALUATION DATE:  any date on which a Fund is valued.

VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

WRITTEN REQUEST: a request in writing signed by you. In the case of joint owners, the signatures of both owners will be required to complete a written request. In some cases, we may provide a form for your use. We may also require that the contract be sent to us along with your written request.

YOU, YOUR: the owner of this contract. The owner may be the annuitant or someone else. The owner is named in the application.

1940 ACT: the Investment Company Act of 1940, as amended, or any similar successor federal legislation.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments for the life of a person or for the joint lifetimes of the annuitant and another person and thereafter during the lifetime of the survivor. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account of an insurance company is called a variable annuity.

WHAT IS AN IMMEDIATE ANNUITY?

An immediate annuity provides for annuity payments beginning within a relatively short period after contract issue. This type of annuity is distinguished from a deferred annuity where contract values may be left with an insurance company or separate account for some years before annuity payments begin. In some states this period is shortened so that the contract may be considered to be an immediate annuity within that state.

WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?

The contract is an immediate, variable annuity contract with scheduled annuity payments. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately and must begin on a date within 12 months after the issue date of the contract. Purchase payments are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which invests only in the Index 500 Portfolio of the Fund.

IS THERE A GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT?

Yes. You will receive at least the guaranteed minimum annuity payment amount shown in your contract. Each variable annuity payment will vary upwards or downwards in accordance with the performance of the Sub-Account. However, if Sub-Account performance produces a payment that would be less than the guaranteed minimum annuity payment amount, you will get the guaranteed amount instead. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value, or

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount. We determine this amount when we issue your contract. It is shown on page one of the contract. If an additional purchase payment is made, we guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed. If you withdraw cash value amounts, the guaranteed annuity payment amount will be reduced by the same proportion that the withdrawal reduces the number of annuity units.

IS THE AMOUNT OF THE CASH VALUE OF THE CONTRACT GUARANTEED?

No. The cash value of the contract decreases as annuity payments are made. It will also increase or decrease based upon the performance of the Sub-Account of the Separate Account. This is reflected in the annuity unit value. We do not guarantee the performance of any Sub-Account, nor do we guarantee the annuity unit value, which may fall to zero. The performance of the Sub-Account will not affect the duration of the cash value period.

ARE THERE LIMITATIONS ON PURCHASE PAYMENTS?

Yes. A purchase payment in an amount of at least $10,000 is required in order for us to issue the contract. Contracts will not be issued for less than that amount.

After we issue the contract, you may make additional purchase payments. This right extends only until the end of the cash value period of the contract. This period is shown on page one of the contract. You may make more purchase payments only while the annuitant or joint annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract limitation for amounts which are received after the contract effective date as part of an integrated rollover or Section 1035 transaction.

Whenever an additional purchase payment is made under a contract during the cash value period, the amount of that additional payment will be added to the remaining investment in the contract and a new exclusion amount will be calculated for the contract based on the then current IRS defined life expectancy of the annuitant or annuitants.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

Total purchase payments may not exceed $1,000,000 except with our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring special advance consent.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE SEPARATE ACCOUNT?

Purchase payments are allocated to the Sub-Account and in shares of the Index 500 Portfolio of the Fund.

There is no assurance that the Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolio can be found in the current prospectus for the Fund, which is attached to this Prospectus. You should carefully read the Fund prospectus before purchasing the contract.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

There are charges which reduce purchase payments and charges made directly to the assets held in the Separate Account.

A deduction for a sales charge and a risk charge is made from purchase payments. The sales charge is up to 4.5% of purchase payments.

The risk charge, for guaranteeing the minimum annuity payment amount, may be as much as 2% of each purchase payment. Currently, this charge is made at the per annum rate of 1.25% of purchase payments.

We deduct a daily charge of .80% of the net asset value of the Separate Account on an annual basis for our mortality and expense risk guarantees. We reserve the right to increase this charge to 1.40% on an annual rate.

The Portfolio pays advisory and other expenses. Total advisory and other expenses of the Portfolio are .42% of average daily net assets of the Portfolio on an annual basis.

We deduct an administrative charge from the net asset value of the Separate Account in the amount of .15% computed daily, on an annual basis. We reserve the right to increase this charge to .40%.

Deductions for any applicable premium taxes may also be made from purchase payments (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

The following expense table will illustrate these expenses to assist you in understanding the contract's changes.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expenses of the individual, immediate variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL, IMMEDIATE VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

         CUMULATIVE TOTAL                      SALES CHARGE AS A PERCENTAGE
         PURCHASE PAYMENTS                         OF PURCHASE PAYMENTS
-----------------------------------            ----------------------------
   $             0 to 499,999.99                          4.500%
           500,000 to 749,999.99                          4.125
         750,000 to 1,000,000.00                          3.750
    1,000,000.01 to 1,499,999.99                          3.375
       1,500,000 to 1,999,999.99                          3.000
       2,000,000 to 2,499,999.99                          2.625
       2,500,000 to 2,999,999.99                          2.250
       3,000,000 to 3,999,999.99                          1.875
       4,000,000 to 5,000,000.00                          1.500
Risk Charge                                                1.25%
                                                          -----
Total Contract Expenses                                    5.75%
(assuming maximum sales charge)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE  OF AVERAGE ACCOUNT VALUE)

                                                                    MAXIMUM
                                                       CURRENT      POSSIBLE
                                                        CHARGE       CHARGE
                                                       --------     --------
Mortality and Expense Risk Fees*                         0.80%        1.40%
Administrative Charge*                                   0.15%        0.40%
                                                        -----        -----
Total Separate Account Annual Expenses                   0.95%        1.80%

ADVANTUS SERIES FUND, INC. INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Index 500 Portfolio**
Management Fees                                          0.12%
Other Expenses                                           0.05%
Distribution Fees                                        0.25%
                                                        -----
Total Index 500 Portfolio Annual Expenses                0.42%
                                                        =====

EXAMPLES:

Whether or not you surrender your contract at the end of the applicable time period:

                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             --------   --------   --------   --------
You would pay the following expenses on a      $706       $984      $1,282     $2,127
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of
  current charges:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            --------   --------   --------   --------
You would pay the following expenses on a     $787      $1,229     $1,696     $2,982
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of the
  maximum possible charges*:

*Under the terms of the contract, total mortality and expense risk fees may be increased to as much as 1.40% (provided any necessary regulatory approvals are obtained) and the administrative charge may be increased to as much as .40%.

**The shareholders of Advantus Series Fund, Inc. approved new management fees and a distribution (12b-1) fee, effective May 1, 2000 for the Index 500 Portfolio. The table shows restated table expenses for the Portfolio based on the new fees as of December 31, 1999.

These figures are based on the assumption that the contract will accumulate in value prior to the annuity payment commencement date at a 5% annual return on assets for one, three, five and ten years, respectively. The maximum period allowable between the issuance of a contract and the commencement of annuity payments is one year.

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon applicable law.

The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CAN YOU SURRENDER THE CONTRACT?

Yes. Before annuity payments begin, you can surrender the contract for its surrender value. The surrender value is its total annuity value plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

CAN YOU MAKE WITHDRAWALS FROM THE CONTRACT?

Yes. During the cash value period, you can make withdrawals of the cash value from the contract, pursuant to your written request. Each withdrawal must be in an amount of at least $500 or, if the cash value of the contract is less than that amount, all of the total remaining cash value in the contract must be withdrawn. Withdrawals are not allowed during the period before annuity payments begin.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value depends upon the number of cash value units in the contract. The number of cash value units and the cash value period are shown on page one of each contract. If you make later purchase payments or withdrawals we will give you a new page one.

When a withdrawal is made during the cash value period, the amount of the annuity payment to be received by the annuitant after the withdrawal will be recalculated. The guaranteed minimum annuity payment amount will be redetermined as well. Each will be adjusted downward to reflect the withdrawal of cash value.

When a withdrawal is taken, an amount equal to the lesser of (i) the amount withdrawn or (ii) the net gain received from the contract will be taxable as ordinary income for that year. Net gain, for this purpose, is the total annuity value prior to the withdrawal less the investment in the contract. The balance of the amount withdrawn will be considered a return of the investment in the contract, and not as taxable income. Any portion of the withdrawal that is not taxable as ordinary income will be deducted from the investment in the contract and a new exclusion amount will be calculated for the contract.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

You may select one of two variable annuity options. One provides for lifetime variable annuity payments based on the life of a single annuitant, the other provides for the lifetime variable annuity payments based upon the combined lives of joint annuitants.

WHAT HAPPENS IF THE ANNUITANT DIES?

If the annuitant, or one of the named joint annuitants dies before annuity payments begin, we will pay a death benefit to you or the named beneficiary. This death benefit will be the sum of the contract's total annuity value plus the amounts deducted from the contract's purchase payments for sales charges, risk charges and state premium taxes, where applicable.

If the annuitant dies after annuity payments have begun, or after the second death in the case of joint annuitants, we will pay a death benefit. It will be equal to the cash value, if any, of the contract as of the date of the annuitant's death.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Portfolio held for their contracts in the Sub-Account of the Separate Account.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Contract values are invested in a single Portfolio.
(END SIDEBAR)

CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. No condensed financial information is presented as the variable annuity contract described in this Prospectus has no accumulation units or associated information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On
October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. SEPARATE ACCOUNT

We established the Variable Annuity Account on September 10, 1984. The Separate Account is registered as a "unit investment trust" with the SEC under the 1940 Act, but such registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Separate Account.

The assets of the Separate Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Separate Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Separate Account has one Sub-Account available for your purchase payments to the contract. That Sub-Account invests in the Index 500 Portfolio.

C. ADVANTUS SERIES FUND, INC.

Advantus Series Fund, Inc. (the "Fund"), is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). Prior to May 1, 1997, the name of the Fund was "MIMLIC Series Fund, Inc." The Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future.

Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

The only Portfolio of the Fund which is available for investment by the contract is the Index 500 Portfolio.

A prospectus for the Fund is attached to this Prospectus. You should carefully read the Fund's prospectus before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Separate Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another Fund for a sub-account. Substitution may be with respect to existing total annuity values and cash values, future purchase payments and future annuity payments.

We reserve the right to transfer assets of the separate account to another separate account.

We may also establish additional Sub-Accounts in the Separate Account and we reserve the right to add, combine or remove any Sub-Accounts of the Separate Account. Each additional Sub-Account will purchase shares in a new portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining to eliminate one or more of the Sub-Accounts of the Separate Account. The addition of any investment option will be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Separate Account under the 1940 Act, to restrict or eliminate any voting rights of the contract owners, and to combine the Separate Account with one or more of our other separate accounts.

Shares of the Fund are also sold to some of our other separate accounts, which are used to receive and invest premiums paid under our variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither we nor the Fund currently foresees any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response. Action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example,

    -  changes in state insurance laws,

    -  changes in federal income tax laws,

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

(SIDEBAR)

A sales charge of up to 4.5% may apply.
(END SIDEBAR)

CONTRACT CHARGES

Under this contract, there are deductions for charges from purchase payments and other charges which are made directly to the Separate Account. Deductions from purchase payments are made for sales charges, risk charges and state premium taxes, where applicable. Deductions for the mortality risk charge, expense risk charge and the administrative charge are all deducted on each valuation date from the Separate Account.

In addition to the charges which are applied under the contract, there are also charges associated with the Index 500 Portfolio of the Fund. These charges, which are not guaranteed, cover the advisory and other expenses of the Index 500 Portfolio. Current total advisory and other expenses of the Portfolio are .42% of average daily net assets of the Portfolio on an annual basis. More information can be obtained in the prospectus for the Fund, which is attached to this Prospectus.

A. SALES CHARGES

A sales charge is deducted from the purchase payments. The percentage amount of the deduction is as follows:

      CUMULATIVE TOTAL         SALES CHARGE AS A PERCENTAGE
     PURCHASE PAYMENTS             OF PURCHASE PAYMENTS
----------------------------   ----------------------------
$            0 to 499,999.99               4.500%
       500,000 to 749,999.99               4.125
     750,000 to 1,000,000.00               3.750
1,000,000.01 to 1,499,999.99               3.375
   1,500,000 to 1,999,999.99               3.000
   2,000,000 to 2,499,999.99               2.625
   2,500,000 to 2,999,999.99               2.250
   3,000,000 to 3,999,999.99               1.875
   4,000,000 to 5,000,000.00               1.500

The applicable percentage will be based on the total cumulative purchase payments to the date of payment, including the new purchase payment. In addition, if you purchase multiple contracts at different times, purchase payments made under all contracts will be aggregated solely for the purpose of determining the sales charge applicable to those purchase payments made to later contracts.

These sales charges may be waived in whole or in part where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sale of the contracts or where the contract is sold in anticipation of reduced expenses in group or group-type situations. We will not eliminate or reduce a sales charge if that would be unfairly discriminatory to any person or class of persons.

(SIDEBAR)
The risk charge is 1.25%.
(END SIDEBAR)

The full amount of the sales charge for the Adjustable Income Annuity described in this Prospectus will be applied to purchase payments. However, certain sales charges on your old contract may be waived.

For certain variable annuity contracts issued by us prior to May 1, 2000, we will waive the sales charge on any portion of that contract's value applied to the purchase of an Adjustable Income Annuity.

For certain variable annuity contracts issued by us on or after May 1, 2000, we will waive the sales charge remaining on any portion of that contract's value applied to the purchase of an Adjustable Income Annuity according to the following schedule:

CUMULATIVE ACCUMULATION VALUE APPLIED TO
 PURCHASE AN ADJUSTABLE INCOME ANNUITY                 SALES CHARGE WAIVED
----------------------------------------       ------------------------------------
         $          0 to 499,999                       anytime after issue
            500,000 to 1,999,999                   2 years after issue or later
          2,000,000 to 5,000,000                   5 years after issue or later

For persons who are current owners of our MOA Select and MOA Achiever variable annuity contracts, the value applied in the exchange will be the total purchase payments made to those contracts. For all other variable annuity contracts issued by us, the value applied in this exchange will be the accumulation value in those contracts.

B. RISK CHARGE

A risk charge is deducted from each purchase payment for our guarantee of the minimum annuity payment amount. The risk charge may be as much as 2% of each purchase payment. Currently, this charge is made at the rate of 1.25% of purchase payments made to the contract. This rate is not guaranteed for future purchase payments made under the contract and may change based upon our experience.

If this deduction proves to be insufficient to cover our actual costs of the risk assumed by us in providing a guaranteed minimum payment, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

C. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk by our obligation to continue to make scheduled annuity payments, in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the scheduled annuity payments received under the contract. Our actual mortality results will not adversely affect any payments or values.

(SIDEBAR)
The mortality and expense risk charge is .80%.
The administrative charge is .15%.
The contract is an immediate payment variable annuity. It may be used with a variety of retirement plans.
(END SIDEBAR)

We assume an expense risk by assuming that deductions in the contracts will be adequate to cover our actual expenses. Our actual expense results will not adversely affect any payments or values.

For assuming these risks, we currently make a deduction from the net asset value of the Separate Account at an annual rate of .80%. This is 0.55% for the mortality expense risk charge and 0.25% for the expense risk charge. We have the right to increase these charges. If these charges are increased to the maximum amount, then the total for the mortality risk and expense risk charges would be 1.40% on an annual basis.

If these deductions prove to be insufficient to cover our actual costs, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the sales charge.

D. ADMINISTRATION CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue rules, the preparation and issue of the contract, the receipt of purchase payments, forwarding amounts to the Fund for investment, the calculation of the guaranteed minimum annuity payment amount, the preparation and mailing of periodic reports and the performance of other services.

As consideration for providing these services, we currently make a deduction from the Separate Account at the annual rate of 0.15%. We reserve the right to increase this charge. If we do, the amount of this charge will not exceed 0.40%.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

    (a) Variable Annuity Contract

        The contract is an individual, immediate, variable annuity contract issued by us. It provides for scheduled annuity payments on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately. They must begin on a date within 12 months after the issue date of the contract. Purchase payments received by us under a contract are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which are then invested in the Portfolio.

(SIDEBAR)
We issue the contract to you and you select the annuitant.
You cannot pay more than $1 million unless we consent to a larger purchase payment.
(END SIDEBAR)

        This type of contract may be used in connection with a pension or profit sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a variable annuity which is paid on the basis of a single or joint life annuity. The annuity option elected may not be changed.

2. Issuance of Contracts

The contracts are issued to you. The owner of the contract may be the annuitant or someone else. The contract may be owned by two persons jointly. In some states, we may not offer joint contracts.

3. Modification of the Contracts

A written agreement between you and us may modify a contract. However, no modification will adversely affect the rights of an annuitant under the contract unless it is made to comply with a law or government regulation. You will have the right to accept or reject a modification. You cannot reject a modification where the contract is used in a tax-qualified arrangement, and the change is required to conform the contract with tax laws or regulations.

4. Assignment

The annuitant, or the joint annuitants, can direct or assign the contract annuity payments so that they are paid to someone else. We will not be bound by any assignment until we have recorded a written request of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action before it was recorded. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

If the contract is part of a tax-qualified program (including employer-sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

5. Limitations on Purchase Payments

Purchase payments must be made at our home office. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. When we receive a purchase payment, we will send you a confirmation statement and an updated page one for the contract.

A purchase payment in an amount of at least $10,000 will be required in order for us to issue the contract. We will not issue a contract for less than that amount.

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

After the contract has been issued, you may make additional purchase payments. You can do this only during the cash value period of the contract as shown on page one. Additional purchase payments may be made only while the annuitant or joint annuitant, if any, is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract provision for amounts which are received after contract issue if it is part of an integrated rollover or Section 1035 transaction. When you make additional purchase payments, those purchase payments will not result in a recalculation of your investment in the contract and a determination of a new exclusion amount. You may also wish to consult with your tax adviser.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

You may not make total purchase payments which exceed the amount of $1,000,000 unless you have our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring specific advance consent.

Some states will limit these contracts to a single purchase payment.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever we make any payment in a single sum, we will make it within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Commission,

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund,

    - or such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is nonparticipating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. If any distribution of divisible surplus is made, it will take the form of the purchase of additional annuity units.

(SIDEBAR)
Two annuity options are available. Each is payable only as a variable annuity. (END SIDEBAR)

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of

    - the mortality table specified in the contract, which reflects the age of the annuitant or the joint annuitants, and

    -  the investment performance of the Sub-Account.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amount of each scheduled annuity payment) will reflect investment gains and losses and investment income of the Portfolio. The amount of the annuity payment will increase or decrease from one annuity payment date to the next unless affected by the guaranteed minimum annuity payment amount.

2. Electing the Annuity Commencement Date

The contracts are issued as immediate annuities on the contract date. When you purchase a contract, you must indicate the annuity commencement date. It must be within 12 months from the contract date. Some jurisdictions may restrict this time limit to a shorter period.

An annuity payment may begin on any day of the month. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

The contracts provide for two lifetime annuity options, a life annuity or a joint and last survivor annuity. Each annuity payment option is available only as a variable annuity. No additional annuity options are provided or allowed under the contracts.

The amount of the first scheduled payment depends on the annuity option elected, the age of the annuitant and the joint annuitant, if any, and the frequency of payments.

LIFE ANNUITY

This is a scheduled annuity payable during the lifetime of the annuitant. Annuity payments terminate with the last scheduled payment preceding the death of the annuitant if the annuitant's death occurs after the cash value period has expired. If the annuitant dies during the cash value period, the beneficiary will be paid a death benefit that permits the beneficiary to elect to continue receiving payments

(SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant, the annuity option and the frequency of payments.
(END SIDEBAR)
until the end of the cash value period or to withdraw some or all of the cash value amount. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary.

JOINT AND LAST SURVIVOR ANNUITY

This is a scheduled annuity payable during the joint lifetime of the annuitant and a designated joint annuitant. Payments continue during the remaining lifetime of the survivor. If the last surviving annuitant dies during the cash value period, the beneficiary will be paid a death benefit. The beneficiary may elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant.

4. Determination of Amount of Variable Annuity Payments

Unless annuity payments are based on the guaranteed minimum annuity payment amount, the dollar amount of each variable annuity payment is equal to:

    -  the number of annuity units in the contract, multiplied by

    -  the annuity unit value as of the due date of the payment.

A number of annuity units is credited at issuance of the contract based upon the initial annuity payment amount attributable to the initial purchase payment received for the contract. The number of annuity units to be credited is determined by dividing the initial annuity payment amount by the annuity unit value as of the contract date. The number of annuity units remains unchanged except as adjusted for your additional purchase payments, cash value withdrawals or an annuitant's death.

The initial annuity payment amount is determined by applying the purchase payment, after deductions, to the appropriate annuity purchase rate per $1,000. Deductions from purchase payments may include premium taxes. Where applicable, these taxes currently range from 0% to 3.5%.

The initial annuity payment amount depends on the annuity form you elected and upon the adjusted age of the annuitant and the joint annuitant, if any. The initial annuity payment amount is also based upon annuity payment purchase rate tables which assume an interest rate of 4.5% per annum. The 4.5% interest rate will produce level annuity payments if the net investment performance remains constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment performance is less than, equal to, or greater than 4.5%.

The amount of the first annuity payment after the initial purchase payment, or after an addition or withdrawal, may be different than the initial annuity payment amount used to determine the number of annuity units credited at the time of that transaction. The actual annuity payment amount on any due date is the

(SIDEBAR)
Payments are guaranteed at 85% of your initial variable annuity payment amount. This immediate variable annuity has a death benefit during the cash value period.
(END SIDEBAR)
number of annuity units multiplied by the annuity unit value on the due date of the payment. We will pay the guaranteed minimum annuity payment amount if that amount is greater. The annuity unit value recognizes the net sub-account performance between the date of a transaction and the date the annuity payment is calculated for payment.

5. Amount of Second and Subsequent Scheduled Annuity Payments

Unless annuity payments are the guaranteed minimum annuity payment amount, the dollar amount of the second and later variable annuity payments is equal to:

    - the number of annuity units determined for the Sub-Account, multiplied by

    - the annuity unit value as of the due date of the payment. This amount will increase or decrease from payment to payment.

6. The Guaranteed Minimum Annuity Payment Amount

You will receive at least the guaranteed minimum annuity payment amount specified in your contract. Each variable annuity payment will vary upwards or downwards in accordance with investment performance unless it would be less than the guaranteed minimum annuity payment amount. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units multiplied by the annuity unit value, or

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount.

The guaranteed amount is determined on the contract issue date and shown on page one of the contract. If an additional purchase payment is made, we will guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed when you make that purchase payment. If you withdraw cash value amounts under the contract, it will reduce the guaranteed annuity payment amount by the same proportion that the withdrawal reduces the number of annuity units.

C. DEATH BENEFITS

The contracts provide that in the event of the death of the annuitant or a joint annuitant before the annuity payments begin, a death benefit will be paid to you or, if applicable, to your beneficiary. The death benefit will be paid when we receive due proof, satisfactory to us, of the death at our home office. The death benefit will be the sum of:

    -  the total annuity value of the contract, plus

    - the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

Death proceeds will be paid in a single sum to the beneficiary designated to receive a lump sum benefit. Payment will be made within seven days after we receive due proof of death.

We will pay the cash value of the contract, if any, as a lump sum death benefit in the event of the death of the annuitant or the second joint annuitant after annuity payments have begun. We will pay the death benefit to the beneficiary. The beneficiary may elect to receive annuity payments during the remainder of the cash value period rather than a lump sum benefit. However, the number of annuity units will be set as a number equal to the number of cash value units as of the date of the annuitant's death. The annuity payments to the beneficiary will terminate at the end of the cash value period. Then, the guaranteed minimum annuity payment amount will be adjusted in proportion to any change in the number of annuity units. The new guaranteed minimum annuity payment amount will be equal to:

    - the guaranteed minimum annuity payment amount just prior to the annuitant's death, multiplied by

    -  the number of annuity units after the annuitant's death,

    -  divided by the number of annuity units prior to the annuitant's death.

If the beneficiary elects to continue the annuity payments, the cash value will also continue on the beneficiary's behalf as part of the death benefit. This allows the beneficiary to withdraw any or all of the cash value available at any time during the remaining cash value period. As with cash value withdrawals while the annuitant is alive, cash value withdrawals by the beneficiary after the annuitant's death will reduce future annuity payments and the guaranteed minimum annuity payment amount. Except as noted below, the entire interest in the contract must be distributed within five years of an owner's death.

Death benefits payable after the annuitant's death must be distributed at least as rapidly as under the method elected by the annuitant or annuitants.

If you are not an annuitant and you die, or if any joint owner who is not an annuitant dies, a death benefit will be paid. This death benefit will be the same amount as the amount that would be paid on the death of the annuitant or joint annuitant. It will be paid out in the same manner, except that if death occurs before the annuity payments begin, the death benefit will be paid out within five years of the date of death. When we pay a death benefit on the death of the owner, no other contract benefits are then payable.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
This immediate annuity allows you to make additional purchase payments.
(END SIDEBAR)

You can file a written request with us to change the beneficiary. It will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date you signed the request. However, if a death occurs before the request has been recorded, the request will not be effective as to any death proceeds we have paid before the request was recorded in our home office. If a beneficiary dies, that beneficiary's interest in a contract ends with his or her death. Only those beneficiaries who survive will be eligible to share in the amount payable to the beneficiary at the annuitant's death. If there is no surviving beneficiary upon the death of the annuitant, any remaining value of death benefit payable to the beneficiary will be paid to the annuitant's estate.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Annuity and Cash Value Units

You must complete an application and send it to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, we will issue a contract. The initial purchase payment for the contract must be an amount of at least $10,000.

If we receive money and an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received and accepted. We will offer to return the initial purchase payment with an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in the form of annuity units and cash value units. Each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office, except for the initial purchase payment. The number of annuity and cash value units credited with respect to each purchase payment is determined by:

    - dividing the initial annuity payment amount attributable to the purchase payment by

    - the then current annuity unit value for the Sub-Account on the date the purchase payment is credited.

The net amount of each purchase payment, after deductions, will be applied to purchase an additional initial annuity payment amount at least as great as that determined by using the guaranteed annuity payment purchase rate table for new purchase payments included in the contract. When a purchase payment is made, if we are using a more favorable table of annuity payment purchase rates for new purchase payments, we will use that table instead.

The number of annuity and cash value units determined shall not be changed by any subsequent change in the value of a unit, but the value of a unit will vary from valuation date to valuation date to reflect the investment experience of the Sub-Account.

We will determine the value of annuity units on each day on which the Portfolio of the Fund is valued.

Cash value units will be credited for each purchase payment in a number equal to the number of annuity units credited for each respective purchase payment.

2. Total Annuity Value of the Contract

The total annuity value of the contract at any time is the present value of the future annuity payments expected to be made under the contract. The total annuity value represents your total interest in the Separate Account.

When the annuitant is alive, the total annuity value is equal to:

    - the sum of the number of cash value units, multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract,

    - plus the number of annuity units in excess of the number of cash value units,

    -  multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract.

After the annuitant's death, if the beneficiary elects to continue annuity payments for the remainder of the cash value period, the total annuity value will be equal to the cash value at all times during the cash value period.

3. Value of the Annuity Unit

The value of an annuity unit for the Sub-Account is determined on each valuation date by using the product of:

    -  the value of an annuity unit on the preceding valuation date,

    - the net investment factor for the Sub-Account for the valuation period ending on the current valuation date, and

    - a daily factor (.999879) which adjusts the value for the effect in the valuation period of the 4.5% annual assumed interest rate that has already been built into each contract's total annuity value, cash value and annuity payment calculations.

4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For the Sub-Account, the net investment factor for a valuation period is the gross investment rate for the valuation period, less a deduction for the mortality and expense risk charges and the administrative charge at the current rate of 0.95% per annum.

(SIDEBAR)
The contract may be surrendered before annuity payments begin.
This immediate annuity allows cash withdrawals during the cash value period. (END SIDEBAR)

The gross investment rate is equal to:

    - the net asset value of a Portfolio share determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value of a Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.
E. REDEMPTIONS

1. Withdrawals and Surrender

Withdrawals are not allowed prior to the "cash value period" which begins when annuity payments begin. At any time during the cash value period of the contract, you may request a withdrawal from the cash value of the contract. Each withdrawal must be in an amount of at least $500. However, if the cash value of the contract is less than that amount, the total of any remaining cash value in the contract must be withdrawn. Other restrictions on withdrawals may be present when the contract is used in conjunction with tax qualified programs. You must make a written request for any withdrawal or surrender. Appendix B contains examples of contract changes when there is a withdrawal.

You may surrender the contract at any time before the annuity payment commencement date. The annuity payment commencement date is the day the first annuity payment is made under the contract and it is the beginning of the cash value period. If you make a surrender request, you will receive the contract's surrender value. The surrender value will be determined on the valuation date coincident with or next following the day your written request is received at our home office.

Withdrawal or surrender proceeds will be paid in a single sum within seven days of our receipt of your written request.

(a) Determination of Surrender Value

The surrender value of a contract is the total annuity value of the contract as of the date of surrender plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable. As this surrender value is available only until the time the first annuity payment is made under the contract, this provision has the effect of providing a return of your contract's charges, the net purchase payments, plus or minus investment gains or losses and less Separate Account charges, up until the time of that payment. The maximum period of deferral is 12 months after the Contract Date. This provision offers a benefit which is limited.

(SIDEBAR)
This is how we calculate your new annuity payment after a withdrawal. (END SIDEBAR)

(b) Determination of Cash Value

The cash value of the contract is not guaranteed. The cash value decreases as annuity payments are made, but also increases or decreases based on the performance of the Sub-Account of the Separate Account given by the relative change in the annuity unit value.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value available for withdrawal is equal to: (a) multiplied by (b) multiplied by (c), where (a) is the number of cash value units credited to the contract, (b) is the current annuity unit value and (c) is the appropriate cash value factor set forth in a table in the contract. The cash value period begins at the annuity payment commencement date of the contract and runs for a period approximately equal to the annuitant's life expectancy at the time the contract is issued. The number of cash value units and the cash value period are shown on page one of your contract. We will send you a new page one if you make subsequent purchase payments or withdrawals. This will inform you of the number of cash value units remaining in your contract.

The number of cash value units credited under a contract depends on your purchase payments and cash value withdrawals. On the issue date of the contract the number of cash value units will be equal to the number of annuity units credited to the contract. Normally, withdrawals will reduce both the number of cash value units and the number of annuity units but at different rates, so that after a withdrawal the number of cash value units will no longer equal the number of annuity units.

(c) Effect of Withdrawals on Cash Value

A withdrawal during the cash value period reduces the number of cash value units of the contract. The new number of cash value units after a withdrawal is equal to:

    -  the number of cash value units just prior to the withdrawal,

    -  multiplied by the cash value prior to withdrawal,

    - less the cash value withdrawn, divided by the cash value prior to withdrawal.

Cash value units are reduced on a last in, first out basis. Therefore, if you make additional purchase payments to the contract after its issue, the value of the cash value units attributable to those payments will be valued and cashed out as withdrawals first, running backwards in time until we reach the values attributable to the initial purchase payment.

(d) Annuity Payment Determinations after Withdrawals

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of those payments. The new number of annuity units following a cash value withdrawal will depend on whether or not the annuitant is alive at the time the cash value withdrawal is

(SIDEBAR)
This immediate annuity will always pay an annuity benefit, even if you withdraw all available cash value.
(END SIDEBAR)

made. If the annuitant is not alive, in other words if the withdrawal is made by the beneficiary as part of the death benefit, the new number of annuity units will equal the number of cash value units following the withdrawal. At the death of the annuitant, the number of annuity units is adjusted, if necessary, to equal the then number of cash value units, and this equivalency is continued through any subsequent cash value withdrawals.

If the annuitant is alive at the time of the withdrawal, the adjustment of subsequent annuity payments that occurs after a withdrawal is designed to produce a new level of annuity payments -- assuming a rate of return exactly equal to 4.5% -- over the remaining lifetime of the contract, including the period after the end of the cash value period. After such a withdrawal, there will be less cash value to support benefit payments during the cash value period, so that the level of annuity payments before the withdrawal cannot be maintained during the cash value period. In order to levelize payments -- again, based on the assumption of a 4.5% return -- both before and after the end of the cash value period, it is necessary to "redistribute" annuity payments, reducing payments after the end of the cash value period and using the portion of the excess reserves attributable to the reduction to increase payments during the cash value period above the level that could be supported by the remaining cash value alone to the level payable after the cash value period. (As a result, even if all of a contract's cash value is withdrawn, annuity payments will continue to be made, although at a considerably reduced level.)

If the annuitant is alive at the time of the withdrawal, annuity payments after a withdrawal are determined as follows. When a withdrawal occurs, the total annuity value of the contract is recomputed by adding the sum of the new cash value immediately after the withdrawal and the contract's excess reserves. The new total annuity value is then converted into a new "initial annuity payment amount," based on tables set forth in the contract, and the new initial annuity payment amount is in turn converted into annuity units by dividing it by the annuity unit value on the date of the withdrawal. The tables are actuarially computed to produce a level annuity payment for the remaining lifetime of the contract based on an interest rate of 4.5% and the mortality rates originally applied to purchase payments received under the contract using its specified table. When a cash value withdrawal is made, we will inform you of the new number of annuity units by sending you a new page one for your contract.

Redistribution of annuity payments after withdrawals do not adjust redistributions made in connection with prior withdrawals. Despite redistributions, the original mortality guarantees associated with each purchase payment are preserved.

While annuity payments will be reduced as a result of cash value withdrawals, so long as the annuitant is alive, annuity payments will never be eliminated by cash value withdrawals even if all available cash value is completely withdrawn. Some level of annuity benefit, under the option elected, will always be payable. Also, a

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
You can instruct us how to vote Fund shares.
(END SIDEBAR)

new guaranteed annuity amount will always be in effect after cash withdrawals. While a new initial annuity payment amount is determined after a cash withdrawal, additional cash values are not created.

2. Right of Cancellation

You should read the contract carefully when you receive it. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of your intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    - the total annuity value of the contract attributable to your purchase payments, plus the amounts deducted from your purchase payments, or

    -  the amount of purchase payments paid under this contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

For more information on your contract, you may contact us at 1-800-362-3141. In addition, you may be able to contact us via Internet e-mail through our web site. Please remember that an e-mail is not a valid substitute for a written request that requires your signature.

VOTING RIGHTS

We will vote fund shares held in the Separate Account at the regular and special meetings of the Fund. We will vote shares attributable to contracts in accordance with instructions received from the annuitant or annuitants or, during the surrender period of the contract, from the owner, if different from the annuitants. In the event no instructions are received from the person or persons entitled to direct such a vote, we will vote shares attributable to that contract in the same proportion as shares of the Portfolio held by the Sub-Account for which instructions have been received. If, however, the 1940 Act, any interpretations of that Act or the regulations under it should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

The number of votes will be determined by dividing the total annuity value for each contract allocated to the Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. The votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We will notify each person entitled to vote of a Fund shareholders' meeting if the shares held for his or her contract may be voted at that meeting. We will also provide proxy materials and a form of instruction to facilitate provision of voting instructions.

(SIDEBAR)
We are not offering tax advice. You should consult your own tax adviser. Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
(END SIDEBAR)

FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under
Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Separate Account or on capital gains arising from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration,
(ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

(SIDEBAR)
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return of purchase payments.
A penalty tax may apply to distributions prior to age 59 1/2.
(END SIDEBAR)

Under current guidance, the tax consequences of additional premium payments and partial withdrawals under nonqualified and qualified annuities are unclear, including the effect on taxation of distributions, required distribution provisions and penalty taxes. Consult a qualified tax adviser before submitting additional premium payments or requesting a partial withdrawal.

For payments made in the event of a full surrender of an annuity not part of a qualified program, the taxable portion is generally the amount in excess of the cost basis of the contract. Amounts withdrawn upon a partial surrender from the variable annuity contracts are generally treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain rates.

In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

For annuity payments, the taxable portion is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed. In this respect, Congress has indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and a separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws. A prospective purchaser of more than one annuity contract in a calendar year should consult a tax adviser. The taxable part of each annuity payment is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or where the taxpayer is:

    -  59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability,

    -  where payment is made by reason of the death of an owner, and

    -  in certain other circumstances.

The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments, being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

(SIDEBAR)
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

NOTICE -- PLEASE READ CAREFULLY

WE HAVE BEEN ADVISED THAT IT IS THE POSITION OF THE INTERNAL REVENUE SERVICE THAT WHEN WITHDRAWALS (OTHER THAN ANNUITY PAYMENTS) ARE TAKEN FROM THE CASH VALUE OF AN IMMEDIATE VARIABLE ANNUITY CONTRACT, SUCH AS THAT OFFERED BY THIS PROSPECTUS, THEN ALL AMOUNTS RECEIVED BY THE TAXPAYER ARE TAXABLE AT ORDINARY INCOME RATES AS AMOUNTS "NOT RECEIVED AS AN ANNUITY." IN ADDITION, SUCH AMOUNTS ARE TAXABLE TO THE RECIPIENT WITHOUT REGARD TO THE OWNER'S INVESTMENT IN THE CONTRACT OR ANY INVESTMENT GAIN WHICH MIGHT BE PRESENT IN THE CURRENT ANNUITY VALUE. FOR EXAMPLE, UNDER THIS VIEW, A CONTRACT OWNER WITH A CASH VALUE OF $100,000, SEEKING TO OBTAIN $20,000 OF THE CASH VALUE IMMEDIATELY AFTER ISSUE, WOULD PAY INCOME TAXES ON THE ENTIRE $20,000 AMOUNT IN THAT TAX YEAR. FOR SOME TAXPAYERS, SUCH AS THOSE UNDER AGE 59 1/2, ADDITIONAL TAX PENALTIES MAY ALSO APPLY. THIS ADVERSE TAX RESULT MEANS THAT OWNERS OF NONQUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THIS RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

IN ADDITION, WE HAVE BEEN ADVISED THAT IT IS THE POSITION OF THE INTERNAL REVENUE SERVICE THAT WHEN ADDITIONAL PURCHASE PAYMENTS ARE MADE UNDER AN EXISTING IMMEDIATE VARIABLE ANNUITY CONTRACT, SUCH AS THAT OFFERED BY THIS PROSPECTUS, THOSE PURCHASE PAYMENTS WILL NOT RESULT IN A RECALCULATION OF THE OWNER'S INVESTMENT IN THE CONTRACT AND A DETERMINATION OF A NEW EXCLUSION AMOUNT. FOR EXAMPLE, A CONTRACT OWNER AGED 60 MIGHT PURCHASE A CONTRACT FOR THE SUM OF $100,000, WHICH WOULD RESULT IN AN INITIAL LIFETIME ANNUITY PAYMENT OF $460.00 PER MONTH. EACH YEAR, $4,132.23 WOULD BE RECEIVED AS A RETURN OF INVESTMENT IN THE CONTRACT AND THE EXCESS WOULD BE TAXED AS ORDINARY INCOME. IF WE ASSUME THAT THE CONTRACT OWNER MAKES AN ADDITIONAL PURCHASE PAYMENT OF $20,000, THE EXCLUSION AMOUNT OF $4,123.23 WOULD NOT CHANGE, EVEN THOUGH ADDITIONAL CASH VALUE WILL RESULT IN A NEW VARIABLE ANNUITY PAYMENT. THIS POSITION OF THE SERVICE WILL RESULT IN THE OWNER'S INABILITY TO RECOVER HIS OR HER INVESTMENT OVER THE PERIOD OF THE PAYMENTS. ACCORDINGLY, CONTRACT OWNERS, ESPECIALLY THOSE INTENDING TO

MAKE SUBSTANTIAL AND MATERIAL ADDITIONAL PAYMENTS, SHOULD CONSIDER PURCHASING AN ADDITIONAL CONTRACT INSTEAD OF MAKING AN ADDITIONAL PAYMENT. FOR FURTHER INFORMATION YOU SHOULD CONSULT YOUR OWN QUALIFIED TAX ADVISER.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a variable contract for federal tax purposes. The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as the owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. We do not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, we do not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. We reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits,

    -  distributions prior to age 59 1/2 (subject to certain exceptions),

    - distributions that do not conform to specified minimum distribution rules, and

    -  other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant)
(i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under
Section 408A do not require distributions at any time prior to the owner's death.

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more,

    -  a required minimum distribution, or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to the Sub-Account. Performance data will consist of average annual total return quotations for recent one-year, five-year and ten-year periods. Performance data may also include cumulative total return quotations for the period since June 1, 1987 or average annual total return quotations for periods other than as described above. Performance figures are based on historical performance information on the assumption that the contracts offered by this Prospectus were available for sale on June 1, 1987, when the Sub-

Account began operations, and could accumulate value prior to the commencement of annuity payments for periods in excess of one year. The figures are not intended to suggest that such performance will continue in the future.

Average annual total return figures are the average annual compounded rates of return required for an initial investment to equal its total annuity value at the end of the period. The total annuity value will reflect the sales and risk charges deducted from purchase payments as well as all other contract charges. Cumulative total return figures are the percentage changes between the value of an initial investment and its total annuity value at the end of the period. Cumulative total return figures will not reflect the deduction of any amounts from purchase payments. Cumulative total return figures will always be accompanied by average annual total return figures. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A
TAXATION OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

PAGE A-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if:

    -  the annuity owner has reached age 59 1/2,

    -  the distribution is paid to a beneficiary after the owner's death,

    -  the annuity owner becomes disabled, or

    - the distribution will be used for a first time home purchase and does not exceed $10,000.

Nonqualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both

                                                                        PAGE A-2
may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

PAGE A-3

APPENDIX B
COMPUTATION AND EXAMPLES OF WITHDRAWALS

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of such payments. If the annuitant is alive at the time of the withdrawal, the new number of annuity units is determined by first computing a new initial annuity payment amount and then dividing that amount by the annuity unit value at the time of the withdrawal.

IF NO PRIOR WITHDRAWALS

If no prior cash withdrawals have been made, the new initial annuity payment amount is the sum of:

    (i) the product of the number of cash value units after the withdrawal multiplied by the current annuity unit value, and

    (ii)  the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is the excess of the total annuity value over the cash value immediately prior to the withdrawal,

         (b) is the ratio of the cash value withdrawn over the cash value prior to the withdrawal, and

         (c) is the applicable annuity purchase rate set forth in the contract in the table captioned "Total Annuity Value Factors and Annuity Payment Purchase Rates Applicable at a Cash Value Withdrawal while the Annuitant is Alive" ("Table I").

In the above computation "(i)" reflects the portion of the new initial annuity payment amount supported by the reserves attributable to the cash value of the contract, and "(ii)" reflects the portion of the new initial annuity payment amount supported by the annuity reserves in excess of the cash value. The excess reserves, "(ii) (a)," are multiplied by the proportionate reduction in the cash value, "(ii) (b)," to determine the portion of the excess reserves that are to be redistributed, and the redistribution is effected by dividing the portion so determined by 1000 and multiplying the result by the appropriate annuity purchase rate.

An example of the withdrawal calculation may serve as a useful illustration. Assume a contract issued to a woman in 1995, age 60, for an initial purchase payment of $100,000. Assume further that the net Sub-Account performance matches the assumed interest rate of 4.5% so that we need not consider the variation in annuity payments as a result of fluctuations in investment performance. Assume also that the annuity unit value is and remains $1.00. At the time of issue of the contract, the initial annuity payment amount, if paid as a life annuity, will be $460.99, and the number of annuity units and cash value units will be
460.9900. The guaranteed minimum annuity payment amount is $391.84 (85% X $460.99).
                                                                        PAGE B-1

Assume that at year five, the contract owner makes a withdrawal of 60% of the cash value. Immediately prior to the withdrawal, the contract has a total annuity value of $85,594, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract applicable to cash value units in Table I, 185.6737. The total annuity reserves amount is $85,594. The cash value of the contract immediately prior to the withdrawal is $70,890, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract in the table captioned "Cash Value Factors." ("Table II"), 153.7783. $70,890 is the amount of the annuity reserves attributable to the cash value of the contract. The cash value after the withdrawal is $28,356 ($70,890 - $42,534 (60% X $70,890)), and the new number of cash value units is 184.3960 (460.9900 X ($28,356/$70,890)).

The new initial annuity payment amount is $235.19, the sum of:

    (i) $184.40, the product of the number of cash value units after the withdrawal (184.3960) multiplied by the annuity unit value ($1.00), and

    (ii)  $50.79, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is $14,704, the excess of the total annuity value ($85,594) over the cash value ($70,890) immediately prior to the withdrawal,

         (b) is .6, the ratio of the cash value withdrawn ($42,534) over the cash value prior to the withdrawal ($70,890), and

         (c) is 5.7568, the applicable annuity purchase rate set forth in the contract in Table I.

The new guaranteed minimum annuity payment amount after the withdrawal is $199.91 ($391.84 X (235.1900/460.9900)).

IF PRIOR WITHDRAWALS

Where prior withdrawals have been made, the above formula is adjusted in the manner shown in the following example. Assume that after the withdrawal of 60% of the cash value in the contract described above the owner withdraws 75% of the remaining cash value at year 15.

Immediately prior to the transaction the contract has a total annuity value of $32,003. This is determined by multiplying the two components of the current annuity payment amount $184.40 -- the portion attributable to the cash value reserves, and $50.79 -- the portion attributable to the annuity reserves in excess of the cash value, by the appropriate factors set forth in the contract applicable to cash value units and annuity units in excess of cash value units, respectively, in Table I, namely, 137.7353 and 130.0297 ($32,003 = ($184.40 X
137.7353) + ($50.79 X 130.0297)). The cash value of the contract immediately prior to the withdrawal is $16,289, which is determined by multiplying the portion of the current annuity payment amount attributable to the cash value, $184.40, by the

PAGE B-2
appropriate factor set forth in the contract in Table II, 88.3373 ($16,289 = $184.40 X 88.3373). The cash value after the withdrawal is $4,072 ($16,289 - $12,217 (75% X $16,289)), and the new number of cash value units is 46.0962 (184.3960 X ($4,072/$16,289)).

The new initial annuity payment amount is $149.44, the sum of:

    (i) $46.10, the product of the number of cash value units after the withdrawal (46.0962) multiplied by the current annuity unit value ($1.00),

    (ii) $50.79, the product of the number of annuity units (235.19) minus the number of cash value units (184.40), each prior to the withdrawal, multiplied by the current annuity unit value ($1.00), and

    (iii)  $52.55, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a)  is $9110, which is

              (A) $15,714, the excess of the total annuity value ($32,003) over the cash value ($16,289) immediately prior to the withdrawal, minus

              (B) $6,604, the value is (ii) above ($50.79) multiplied by the appropriate factor as of the withdrawal date applicable to annuity units in excess of cash value units set forth in the contract in Table I (130.0297),

         (b) is .75, the ratio of the cash value withdrawn ($12,217) over the cash value prior to the withdrawal ($16,289), and

         (c) is 7.6905, the applicable annuity purchase rate set forth in the contract in Table I.

The new initial annuity payment amount has a new guaranteed minimum annuity payment amount associated with it of $127.02 ($199.91 X 149.4400/235.1900).

                                                                        PAGE B-3

APPENDIX C

ADJUSTABLE INCOME ANNUITY DISCLOSURE "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                 COMMENCEMENT DATE: 5/01/2000
DATE OF BIRTH: 5/01/1940  SEX: Female     INCOME FREQUENCY: Monthly
STATE: MN                                 INITIAL PERIODIC INCOME: $482.08
PURCHASE PAYMENT: $100,000.00             GUARANTEED MINIMUM INCOME AT ISSUE:
FUNDS: Non-Qualified                        $409.77
LIFE EXPECTANCY: 24.2 (IRS)               ESTIMATED ANNUAL EXCLUSION AMOUNT AT
PREPARED BY: Minnesota Life                 ISSUE: $3,471.00
QUOTATION DATE: 3/27/2000
ANNUITIZATION OPTION: Single Life

AGE  Your age at nearest birthday.

GUARANTEED INCOME The guaranteed income column represents the minimum annuity payment you will receive. This amount will be adjusted for additional purchase payments made to the contract or cash value withdrawals taken from the contract.

PROJECTED INCOME The variable annuity income amount shown assumes a constant annual investment return. 4.5% is the assumed interest rate used to calculate the first payment. Thereafter, payments will increase or decrease based upon the relationship between the 4.5% interest rate and the net investment performance of the Index 500* Portfolio of the Advantus Series Fund, Inc. Actual value of the contract will fluctuate depending on the performance of the underlying sub-account.

CUMULATIVE INCOME The cumulative income amount shown represents the sum of the projected income payments on an annual basis.

TOTAL ANNUITY VALUE The total annuity value at issue is the net amount credited to your account after deduction of all front end charges. Thereafter, the total annuity value changes based on fund performance, annuity payments made, and subsequent purchase payments or withdrawals. The total annuity value includes the cash value plus an amount intended to fund annuity payments for the remainder of your life after the cash value period has ended.

CASH VALUE The cash value is the dollar amount available for withdrawal under this contract at a given point in time. Access to the cash value is available during the cash value period--a time period from the first annuity payment date to your life expectancy as determined at issue. It is important to note that withdrawals of cash value will reduce the amount of the minimum guaranteed payment.

                                  Page 1 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
PAGE C-1

ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE The annual variable exclusion amount is based on a cost basis of $100,000 and represents the amount of variable payments that are excluded from taxation in each calendar year. This annual amount is prorated in the first calendar year and may be recalculated in any year where the total value of the annuity payments is less than the exclusion amount. Exclusion calculations apply only until the cost basis is returned, thereafter, all payments are fully taxable. This calculation does not include future contributions or withdrawals.

NON-QUALIFIED PLANS When a withdrawal is taken, an amount equal to the lesser of (i) the amount withdrawn or (ii) the net gain received from the contract will be taxable as ordinary income for that year. Net gain, for this purpose, is the total annuity value prior to the withdrawal less the investment in the contract. The balance of the amount withdrawn will be considered a return of the investment in the contract, and not as taxable income. Any portion of the withdrawal that is not taxable as ordinary income will be deducted from the investment in the contract and a new exclusion amount will be calculated for the contract.

Any additional purchase payments made under an Adjustable Income Annuity contract will be added to the owner's investment in the contract and will result in an increase in the exclusion amount allowable over the remaining IRS determined life expectancy of the annuitant or annuitants.

OTHER Deductions from your purchase payments are made for sales charges, risk charges and state premium taxes where applicable. Sales charges are based on your total cumulative purchase payments (see prospectus for schedule). A risk charge is deducted for Minnesota Life's guarantee of a minimum annuity payment amount. This charge is 1.25% of each purchase payment.

Net rates of return reflect expenses totaling 1.37%, which consist of the .95% Variable Annuity Account mortality and expense risk charge and administrative charge, and .42% for the Series Fund management fee and other expenses.

Minnesota Life variable immediate annuities are available through registered representatives of Ascend Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account and for the Advantus Series
Fund, Inc.

* "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund."

                                  Page 2 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
                                                                        PAGE C-2

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 5/01/1940  SEX: Female    COMMENCEMENT DATE: 5/01/2000
STATE: MN                                INCOME FREQUENCY: Monthly
PURCHASE PAYMENT: $100,000.00            INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                     GUARANTEED MINIMUM INCOME AT ISSUE:
LIFE EXPECTANCY: 24.2 (IRS)                $409.77
PREPARED BY: Minnesota Life              *ESTIMATED ANNUAL EXCLUSION AMOUNT AT
QUOTATION DATE: 3/27/2000                  ISSUE: $3,471.00

                                                          0.00% GROSS RATE OF RETURN (-1.37% NET)
                                              ----------------------------------------------------------------
                       BEGINNING              GUARANTEED   PROJECTED   CUMULATIVE   TOTAL ANNUITY
DATE                    OF YEAR      AGE        INCOME      INCOME       INCOME         VALUE       CASH VALUE
----                   ---------   --------   ----------   ---------   ----------   -------------   ----------
May 01, 2000.........      1          60          410         482            482        93,769        85,404
May 01, 2001.........      2          61          410         455          6,089        86,949        78,662
May 01, 2002.........      3          62          410         429         11,382        80,539        72,325
May 01, 2003.........      4          63          410         410         16,384        74,517        66,372
May 01, 2004.........      5          64          410         410         21,302        68,860        60,777
May 01, 2006.........      7          66          410         410         31,136        58,563        50,590
May 01, 2008.........      9          68          410         410         40,971        49,501        41,611
May 01, 2010.........     11          70          410         410         50,805        41,542        33,707
May 01, 2012.........     13          72          410         410         60,640        34,569        26,757
May 01, 2014.........     15          74          410         410         70,474        28,491        20,656
May 01, 2016.........     17          76          410         410         80,309        23,227        15,306
May 01, 2017.........     18          77          410         410         85,226        20,880        12,887
May 01, 2018.........     19          78          410         410         90,143        18,714        10,625
May 01, 2019.........     20          79          410         410         95,060        16,725         8,511
May 01, 2020.........     21          80          410         410         99,978        14,909         6,537
May 01, 2021.........     22          81          410         410        104,895        13,264         4,694
May 01, 2022.........     23          82          410         410        109,812        11,788         2,975
May 01, 2023.........     24          83          410         410        114,729        10,485         1,373
May 01, 2024.........     25          84          410         410        119,647         9,360             0
May 01, 2025.........     26          85          410         410        124,564         8,372             0
May 01, 2026.........     27          86          410         410        129,481         7,480             0
May 01, 2027.........     28          87          410         410        134,398         6,677             0
May 01, 2028.........     29          88          410         410        139,315         5,956             0
May 01, 2029.........     30          89          410         410        144,233         5,313             0
May 01, 2030.........     31          90          410         410        149,150         4,741             0
May 01, 2031.........     32          91          410         410        154,067         4,232             0
May 01, 2032.........     33          92          410         410        158,984         3,781             0
May 01, 2033.........     34          93          410         410        163,902         3,381             0
May 01, 2034.........     35          94          410         410        168,819         3,025             0
May 01, 2035.........     36          95          410         410        173,736         2,709             0
May 01, 2036.........     37          96          410         410        178,653         2,425             0
May 01, 2037.........     38          97          410         410        183,571         2,171             0
May 01, 2038.........     39          98          410         410        188,488         1,939             0
May 01, 2039.........     40          99          410         410        193,405         1,727             0
May 01, 2040.........     41         100          410         410        198,322         1,532             0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 3 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
PAGE C-3

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 5/01/1940  SEX: Female    COMMENCEMENT DATE: 5/01/2000
STATE: MN                                INCOME FREQUENCY: Monthly
PURCHASE PAYMENT: $100,000.00            INITIAL PERIODIC INCOME: $428.08
FUNDS: Non-Qualified                     GUARANTEED MINIMUM INCOME AT ISSUE:
LIFE EXPECTANCY: 24.2 (IRS)                $409.77
PREPARED BY: Minnesota Life              *ESTIMATED ANNUAL EXCLUSION AMOUNT AT
QUOTATION DATE: 3/27/2000                  ISSUE: $3,471.00

                                                           5.90% GROSS RATE OF RETURN (4.50% NET)
                                              ----------------------------------------------------------------
                       BEGINNING              GUARANTEED   PROJECTED   CUMULATIVE   TOTAL ANNUITY
DATE                    OF YEAR      AGE        INCOME      INCOME       INCOME         VALUE       CASH VALUE
----                   ---------   --------   ----------   ---------   ----------   -------------   ----------
May 01, 2000.........      1          60          410          482          482          93,769        85,404
May 01, 2001.........      2          61          410          482        6,267          92,124        83,344
May 01, 2002.........      3          62          410          482       12,052          90,412        81,191
May 01, 2003.........      4          63          410          482       17,837          88,629        78,941
May 01, 2004.........      5          64          410          482       23,622          86,775        76,590
May 01, 2006.........      7          66          410          482       35,192          82,846        71,566
May 01, 2008.........      9          68          410          482       46,762          78,609        66,080
May 01, 2010.........     11          70          410          482       58,332          74,054        60,088
May 01, 2012.........     13          72          410          482       69,902          69,178        53,546
May 01, 2014.........     15          74          410          482       81,472          64,002        46,401
May 01, 2016.........     17          76          410          482       93,041          58,572        38,599
May 01, 2017.........     18          77          410          482       98,826          55,788        34,432
May 01, 2018.........     19          78          410          482      104,611          52,979        30,078
May 01, 2019.........     20          79          410          482      110,396          50,167        25,529
May 01, 2020.........     21          80          410          482      116,181          47,382        20,774
May 01, 2021.........     22          81          410          482      121,966          44,661        15,806
May 01, 2022.........     23          82          410          482      127,751          42,055        10,614
May 01, 2023.........     24          83          410          482      133,536          39,633         5,188
May 01, 2024.........     25          84          410          482      139,321          37,483             0
May 01, 2025.........     26          85          410          482      145,106          35,521             0
May 01, 2026.........     27          86          410          482      150,891          33,623             0
May 01, 2027.........     28          87          410          482      156,676          31,799             0
May 01, 2028.........     29          88          410          482      162,461          30,058             0
May 01, 2029.........     30          89          410          482      168,246          28,409             0
May 01, 2030.........     31          90          410          482      174,031          26,857             0
May 01, 2031.........     32          91          410          482      179,816          25,403             0
May 01, 2032.........     33          92          410          482      185,601          24,046             0
May 01, 2033.........     34          93          410          482      191,386          22,779             0
May 01, 2034.........     35          94          410          482      197,171          21,596             0
May 01, 2035.........     36          95          410          482      202,956          20,486             0
May 01, 2036.........     37          96          410          482      208,741          19,436             0
May 01, 2037.........     38          97          410          482      214,526          18,428             0
May 01, 2038.........     39          98          410          482      220,311          17,440             0
May 01, 2039.........     40          99          410          482      226,096          16,456             0
May 01, 2040.........     41         100          410          482      231,880          15,468             0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 4 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
                                                                        PAGE C-4

ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 5/01/1940  SEX: Female    COMMENCEMENT DATE: 5/01/2000
STATE: MN                                INCOME FREQUENCY: Monthly
PURCHASE PAYMENT: $100,000.00            INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                     GUARANTEED MINIMUM INCOME AT ISSUE:
LIFE EXPECTANCY: 24.2 (IRS)                $409.77
PREPARED BY: Minnesota Life              *ESTIMATED ANNUAL EXCLUSION AMOUNT AT
QUOTATION DATE: 3/27/2000                  ISSUE: $3,471.00

                                                          12.00% GROSS RATE OF RETURN (10.60% NET)
                                              ----------------------------------------------------------------
                       BEGINNING              GUARANTEED   PROJECTED   CUMULATIVE   TOTAL ANNUITY
DATE                    OF YEAR      AGE        INCOME      INCOME       INCOME         VALUE       CASH VALUE
----                   ---------   --------   ----------   ---------   ----------   -------------   ----------
May 01, 2000.........      1          60          410          482          482          93,769        85,404
May 01, 2001.........      2          61          410          510        6,449          97,528        88,233
May 01, 2002.........      3          62          410          540       12,766         101,331        90,996
May 01, 2003.........      4          63          410          572       19,454         105,159        93,664
May 01, 2004.........      5          64          410          606       26,534         108,998        96,205
May 01, 2006.........      7          66          410          679       41,965         116,628       100,749
May 01, 2008.........      9          68          410          761       59,259         124,028       104,260
May 01, 2010.........     11          70          410          852       78,641         130,952       106,257
May 01, 2012.........     13          72          410          955      100,364         137,104       106,122
May 01, 2014.........     15          74          410        1,071      124,711         142,162       103,067
May 01, 2016.........     17          76          410        1,200      151,997         145,812        96,090
May 01, 2017.........     18          77          410        1,271      166,852         147,028        90,746
May 01, 2018.........     19          78          410        1,345      182,579         147,817        83,922
May 01, 2019.........     20          79          410        1,424      199,228         148,182        75,406
May 01, 2020.........     21          80          410        1,507      216,853         148,164        64,961
May 01, 2021.........     22          81          410        1,596      235,513         147,848        52,324
May 01, 2022.........     23          82          410        1,690      255,267         147,390        37,197
May 01, 2023.........     24          83          410        1,789      276,180         147,050        19,248
May 01, 2024.........     25          84          410        1,894      298,320         147,231             0
May 01, 2025.........     26          85          410        2,005      321,758         147,707             0
May 01, 2026.........     27          86          410        2,122      346,572         148,017             0
May 01, 2027.........     28          87          410        2,247      372,840         148,200             0
May 01, 2028.........     29          88          410        2,379      400,650         148,303             0
May 01, 2029.........     30          89          410        2,518      430,091         148,388             0
May 01, 2030.........     31          90          410        2,666      461,260         148,510             0
May 01, 2031.........     32          91          410        2,822      494,256         148,711             0
May 01, 2032.........     33          92          410        2,988      529,188         149,021             0
May 01, 2033.........     34          93          410        3,163      566,169         149,454             0
May 01, 2034.........     35          94          410        3,348      605,320         150,004             0
May 01, 2035.........     36          95          410        3,545      646,767         150,641             0
May 01, 2036.........     37          96          410        3,753      690,646         151,303             0
May 01, 2037.........     38          97          410        3,973      737,098         151,874             0
May 01, 2038.........     39          98          410        4,206      786,275         152,163             0
May 01, 2039.........     40          99          410        4,453      838,337         152,000             0
May 01, 2040.........     41         100          410        4,714      893,454         151,247             0

* The exclusion amount does not assume future contributions or withdrawals.

                                  Page 5 of 5
                          Not valid without all pages.

           The investment returns shown are hypothetical and are not
                      a representation of future results.
                This is an illustration only and not a contract.
                  Prepared by Minnesota Life Insurance Company
PAGE C-5

                             Variable Annuity Account
               ("Variable Annuity Account"), a Separate Account of

                         Minnesota Life Insurance Company
                              ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   (651) 665-3500

                       Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 2000

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Separate Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at (651) 665-3500, or writing to us at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

         DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                           Principal Occupation
     ---------                           --------------------

Anthony L. Andersen             Retired since November 1999, prior thereto
                                Chair-Board of Directors, H. B. Fuller Company,
                                St. Paul, Minnesota (Adhesive Products) since
                                June 1995, prior thereto for more than five years President and Chief Executive Officer,
                                H. B. Fuller Company

Leslie S. Biller                Vice Chairman and Chief Operating Officer, Wells
                                Fargo & Company, San Francisco, California
                                (Banking)

John F. Grundhofer              President, Chairman and Chief Executive Officer,
                                U.S. Bancorp, Minneapolis, Minnesota (Banking)

Robert E. Hunstad               Executive Vice President, Minnesota Life
                                Insurance Company

Dennis E. Prohofsky             Senior Vice President, General Counsel and
                                Secretary, Minnesota Life Insurance Company

Robert L. Senkler               Chairman of the Board, President and Chief
                                Executive Officer, Minnesota Life Insurance
                                Company, since August 1995; prior thereto for more than five years Vice President and Actuary, Minnesota Life Insurance Company

Michael E. Shannon              Retired since December 1999, prior thereto for
                                more than five years Chairman, Chief Financial and Administrative Officer, Ecolab, Inc., St.
                                Paul, Minnesota (Develops and Markets Cleaning and Sanitizing Products)

William N. Westhoff             Senior Vice President and Treasurer, Minnesota
                                Life Insurance Company, since April 1998, prior thereto from August 1994 to October 1997, Senior
                                Vice President, Global Investments, American
                                Express Financial Corporation, Minneapolis,
                                Minnesota

Frederick T. Weyerhaeuser       Retired since April 1998, prior thereto Chairman
                                and Treasurer, Clearwater Investment Trust, since May 1996, prior thereto for more than five years, Chairman, Clearwater Management Company,
                                St. Paul, Minnesota (Financial Management)

Principal Officers (other than Directors)

                Name                         Position

          John F. Bruder               Senior Vice President

          Keith M. Campbell            Senior Vice President

          James E. Johnson             Senior Vice President

          Gregory S. Strong            Senior Vice President and Chief Financial
                                       Officer

          Terrence M. Sullivan         Senior Vice President

          Randy F. Wallake             Senior Vice President

All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc, which in turn is a wholly-owned subsidiary of Minnesota Life. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The amounts paid by Minnesota Life to the underwriter for 1999, 1998 and 1997 were $16,104,617, $15,989,724 and $15,067,613 for payments to associated dealers on the sale of variable annuity contracts issued through the Variable Annuity Account. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.

PERFORMANCE DATA

TOTAL RETURN FIGURES FOR THE SUB-ACCOUNT

Average annual total return figures for one-year, five-year and ten-year periods are presented. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $10,000 to equal the total annuity value of that same investment at the end of the period. The total annuity value will reflect the deduction of the sales and risk charges applicable to the contract. The average annual total return figures published by the Variable Annuity Account will reflect
Minnesota Life's voluntary absorption of certain Fund expenses. For the period subsequent to December 31, 1987 and to May 1, 2000, Minnesota Life voluntarily absorbed the fees and expenses that exceed .55% of the daily net assets of the Index 500 Portfolio. After May 1, 2000, Advantus Capital has agreed to voluntarily absorb fees and expenses of the Index 500 Portfolio on the same basis. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Account, in connection with the contract described in the Prospectus, for the specified periods ended
December 31, 1999 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the underlying Portfolio first became available to the Variable Annuity Account.


                         Year Ended          Five Years          Ten Years
                          12/31/99         Ended 12/31/99     Ended 12/31/99
                         ----------        --------------     --------------
Index 500 Sub-Account  (12.30%)  12.30%    (24.87%)  24.87%   (15.67%) 15.70%
                       ------    -----     ------    ------    ------  ------


                                    AUDITORS

The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life included herein have been audited by KPMG LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Statement of Additional Information as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                        INDEPENDENT AUDITORS' REPORT



The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 1999 and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1999 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets Segregated Sub-Accounts of Variable Annuity Account at December 31, 1999 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



                                                  KPMG LLP


Minneapolis, Minnesota
February 4, 2000

                                       VARIABLE ANNUITY ACCOUNT
                                   STATEMENTS OF ASSETS AND LIABILITIES
                                          DECEMBER 31, 1999

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------------------------------------
                                                                                                          MONEY           ASSET
                                  ASSETS                                GROWTH             BOND           MARKET         ALLOCATION
                                  ------                             ------------      -----------     -----------      -----------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 102,150,015 shares at net asset
        value of $3.33 per share (cost $229,222,924)..............   $340,441,608                -               -                -
     Bond Portfolio, 104,450,367 shares at net asset
        value of $1.18 per share (cost $130,246,982)..............              -      123,212,040               -                -
     Money Market Portfolio, 77,746,588 shares at
        net asset value of $1.00 per share (cost $77,746,588).....              -                -      77,746,588                -
     Asset Allocation Portfolio, 238,232,702 shares at
        net asset value of $2.39 per share (cost $435,126,522)....              -                -               -      568,532,959
     Mortgage Securities Portfolio, 84,279,775 shares at
        net asset value of $1.17 per share  (cost $98,514,345)....              -                -               -                -
     Index 500 Portfolio, 93,620,590 shares at net asset
        value of $4.56 per share (cost $272,052,018)..............              -                -               -                -
     Capital Appreciation Portfolio, 80,817,036 shares at
        net asset value of $3.70 per share (cost $192,682,114)....              -                -               -                -
                                                                     ------------      -----------     -----------      -----------

                                                                      340,441,608      123,212,040      77,746,588      568,532,959

Receivable for investments sold...................................        399,903           78,433         141,970          786,111
Receivable from Minnesota Life for contract purchase payments.....        143,866           39,055       1,191,214          237,463
                                                                     ------------      -----------     -----------      -----------

          Total assets............................................    340,985,377      123,329,528      79,079,772      569,556,533
                                                                     ------------      -----------     -----------      -----------
                              LIABILITIES
                              -----------

Payable for investments purchased.................................        143,866           39,055       1,191,214          237,463
Payable to Minnesota Life for contract terminations
   and mortality and expense charges..............................        399,903           78,433         141,970          786,111
                                                                     ------------      -----------     -----------      -----------

        Total liabilities.........................................        543,769          117,488       1,333,184        1,023,574
                                                                     ------------      -----------     -----------      -----------

        Net assets applicable to annuity contract owners..........  $ 340,441,608      123,212,040      77,746,588      568,532,959
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------

                        CONTRACT OWNERS' EQUITY
                        -----------------------

Contracts in accumulation period
   (MultiOption Flex/Single/Select)...............................  $ 325,822,734      115,403,799      72,023,538      547,968,676
Contracts in accumulation period
   (MultiOption Classic/Achiever).................................      1,877,652          763,788       3,410,308        3,652,657
Contracts in accumulation period (MegAnnuity).....................      9,386,598        5,481,670       2,191,566        8,864,610
Contracts in annuity payment period
   (MultiOption Flex/Single/Select) (note 2)......................      3,209,966        1,533,406         121,176        7,480,265
Contracts in annuity payment period (Megannuity) (note 2).........        144,658           29,377               -          566,751
Contracts in annuity payment period
   (Adjustable Income Annuity) (note 2)...........................              -                -               -                -
                                                                     ------------      -----------     -----------      -----------

        Total contract owners' equity.............................  $ 340,441,608      123,212,040      77,746,588      568,532,959
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT)...     49,216,657       48,459,470      41,200,616      121,522,399
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER).....      1,608,959          765,852       3,372,875        3,296,125
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY).......................      1,773,719        2,238,400       1,175,791        2,078,286
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------

NET ASSET VALUE PER ACCUMULATION UNIT
   (MULTIOPTION FLEX/SINGLE/SELECT)...............................  $        6.62             2.38            1.75             4.51
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------
NET ASSET VALUE PER ACCUMULATION UNIT
   (MULTIOPTION CLASSIC/ACHIEVER).................................  $        1.17             1.00            1.01             1.10
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY)................  $        5.29             2.45            1.86             4.27
                                                                     ------------      -----------     -----------      -----------
                                                                     ------------      -----------     -----------      -----------


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                  --------------------------------------------------------
                                                                           MORTGAGE           INDEX            CAPITAL
                                  ASSETS                                  SECURITIES           500           APPRECIATION
                                  ------                                 ------------      -----------    ----------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 102,150,015 shares at net asset
        value of $3.33 per share (cost $229,222,924)..............      $           -                -                   -
     Bond Portfolio, 104,450,367 shares at net asset
        value of $1.18 per share (cost $130,246,982)..............                  -                -                   -
     Money Market Portfolio, 77,746,588 shares at
        net asset value of $1.00 per share (cost $77,746,588).....                  -                -                   -
     Asset Allocation Portfolio, 238,232,702 shares at
        net asset value of $2.39 per share (cost $435,126,522)....                  -                -                   -
     Mortgage Securities Portfolio, 84,279,775 shares at
        net asset value of $1.17 per share  (cost $98,514,345)....         98,489,717                -                   -
     Index 500 Portfolio, 93,620,590 shares at net asset
        value of $4.56 per share (cost $272,052,018)..............                  -      427,268,242                   -
     Capital Appreciation Portfolio, 80,817,036 shares at
        net asset value of $3.70 per share (cost $192,682,114)....                  -                -         299,365,075
                                                                         ------------      -----------         -----------

                                                                           98,489,717      427,268,242         299,365,075

Receivable for investments sold...................................            109,009          876,116             376,169
Receivable from Minnesota Life for contract purchase payments.....             40,560          266,956              49,060
                                                                         ------------      -----------         -----------

          Total assets............................................         98,639,286      428,411,314         299,790,304
                                                                         ------------      -----------         -----------
                              LIABILITIES
                              -----------

Payable for investments purchased.................................             40,560          266,956              49,060
Payable to Minnesota Life for contract terminations
   and mortality and expense charges..............................            109,009          876,116             376,169
                                                                         ------------      -----------         -----------

        Total liabilities.........................................            149,569        1,143,072             425,229
                                                                         ------------      -----------         -----------

        Net assets applicable to annuity contract owners..........      $  98,489,717      427,268,242         299,365,075
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------

                        CONTRACT OWNERS' EQUITY
                        -----------------------

Contracts in accumulation period
   (MultiOption Flex/Single/Select)...............................         94,095,555      370,000,382         286,307,412
Contracts in accumulation period
   (MultiOption Classic/Achiever).................................            993,688        2,216,824             766,231
Contracts in accumulation period (MegAnnuity).....................          2,282,486       16,762,759           9,218,987
Contracts in annuity payment period
   (MultiOption Flex/Single/Select) (note 2)......................          1,117,988        4,077,098           2,995,002
Contracts in annuity payment period (Megannuity) (note 2).........                  -           98,282              77,443
Contracts in annuity payment period
   (Adjustable Income Annuity) (note 2)...........................                  -       34,112,897                   -
                                                                         ------------      -----------         -----------

        Total contract owners' equity.............................      $  98,489,717      427,268,242         299,365,075
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT)...         40,937,593       64,735,863          49,725,886
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER).....            989,073        2,038,959             602,909
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY).......................            878,899        2,938,591           1,598,318
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------

NET ASSET VALUE PER ACCUMULATION UNIT
   (MULTIOPTION FLEX/SINGLE/SELECT)...............................      $        2.30             5.72                5.76
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------
NET ASSET VALUE PER ACCUMULATION UNIT
   (MULTIOPTION CLASSIC/ACHIEVER).................................      $        1.00             1.09                1.27
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY)................      $        2.60             5.70                5.77
                                                                         ------------      -----------         -----------
                                                                         ------------      -----------         -----------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                     ----------------------------------------------
                                                                                                                       MATURING
                                                                                                         SMALL        GOVERNMENT
                                                                                     INTERNATIONAL      COMPANY          BOND
                                      ASSETS                                             STOCK          GROWTH           2002
                                      ------                                         -------------   -------------   -------------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 116,701,083 shares
   at net asset value of $1.94 per share (cost $178,245,174) .................... $   226,335,709               -               -
  Small Company Growth Portfolio, 67,810,567 shares
   at net asset value of $2.44 per share (cost $103,494,241) ....................               -     165,416,235               -
  Maturing Government Bond 2002 Portfolio, 9,631,089 shares
   at net asset value of $1.05 per share (cost $10,461,247) .....................               -               -      10,159,332
  Maturing Government Bond 2006 Portfolio, 5,760,595 shares
   at net asset value of $1.09 per share (cost $6,684,659) ......................               -               -               -
  Maturing Government Bond 2010 Portfolio, 4,147,470 shares
   at net asset value of $1.19 per share (cost $5,199,093) ......................               -               -               -
  Value Stock Portfolio, 78,347,675 shares
   at net asset value of $1.71 per share (cost $128,368,598) ....................               -               -               -
                                                                                     -------------   -------------   -------------
                                                                                      226,335,709     165,416,235      10,159,332

Receivable for investments sold .................................................         348,091         178,483           9,616
Receivable from Minnesota Life for contract purchase payments ...................          73,117          63,634             337
                                                                                     -------------   -------------   -------------

        Total assets ............................................................     226,756,917     165,658,352      10,169,285
                                                                                     -------------   -------------   -------------


                                    LIABILITIES
                                    -----------

Payable for investments purchased ...............................................          73,117          63,634             337
Payable to Minnesota Life for contract terminations and mortality and
  expense charges ...............................................................         348,091         178,483           9,616
                                                                                     -------------   -------------   -------------

        Total liabilities .......................................................         421,208         242,117           9,953
                                                                                     -------------   -------------   -------------

        Net assets applicable to annuity contract owners ........................ $   226,335,709     165,416,235      10,159,332
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------

                               CONTRACT OWNERS' EQUITY
                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select)................ $   217,231,990     158,030,561       6,995,326
Contracts in accumulation period (MultiOption Classic/Achiever)..................         951,414         706,670          21,599
Contracts in accumulation period (MegAnnuity)....................................       5,319,278       4,255,549       3,121,612
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2)....       2,613,036       2,401,934          20,795
Contracts in annuity payment period (Megannuity) (note 2) .......................         219,991          21,521               -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2).........               -               -               -
                                                                                     -------------   -------------   -------------
        Total contract owners' equity ........................................... $   226,335,709     165,416,235      10,159,332
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) ................      89,983,922      61,721,924       5,090,494
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)....................         888,642         503,561          21,585
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .....................................       2,062,152       1,577,615       2,134,169
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)  ......... $          2.41            2.56            1.37
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ............ $          1.07            1.40            1.00
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .............................. $          2.58            2.70            1.46
                                                                                     -------------   -------------   -------------
                                                                                     -------------   -------------   -------------


                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                      MATURING       MATURING
                                                                                     GOVERNMENT     GOVERNMENT
                                                                                        BOND           BOND           VALUE
                                      ASSETS                                            2006           2010           STOCK
                                      ------                                       -------------   -------------   -------------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 116,701,083 shares
   at net asset value of $1.94 per share (cost $178,245,174) .................... $           -               -               -
  Small Company Growth Portfolio, 67,810,567 shares
   at net asset value of $2.44 per share (cost $103,494,241) ....................             -               -               -
  Maturing Government Bond 2002 Portfolio, 9,631,089 shares
   at net asset value of $1.05 per share (cost $10,461,247) .....................             -               -               -
  Maturing Government Bond 2006 Portfolio, 5,760,595 shares
   at net asset value of $1.09 per share (cost $6,684,659) ......................     6,259,261               -               -
  Maturing Government Bond 2010 Portfolio, 4,147,470 shares
   at net asset value of $1.19 per share (cost $5,199,093) ......................             -       4,937,876               -
  Value Stock Portfolio, 78,347,675 shares
   at net asset value of $1.71 per share (cost $128,368,598) ....................             -               -     134,172,501
                                                                                   -------------   -------------   -------------
                                                                                      6,259,261       4,937,876     134,172,501

Receivable for investments sold .................................................           865          11,578          89,622
Receivable from Minnesota Life for contract purchase payments ...................           576             778          17,914
                                                                                   -------------   -------------   -------------

        Total assets ............................................................     6,260,702       4,950,232     134,280,037
                                                                                   -------------   -------------   -------------


                                    LIABILITIES
                                    -----------

Payable for investments purchased ...............................................           576             778          17,914
Payable to Minnesota Life for contract terminations and mortality and
  expense charges ...............................................................           865          11,578          89,622
                                                                                   -------------   -------------   -------------

        Total liabilities .......................................................         1,441          12,356         107,536
                                                                                   -------------   -------------   -------------

        Net assets applicable to annuity contract owners ........................ $   6,259,261       4,937,876     134,172,501
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

                               CONTRACT OWNERS' EQUITY
                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select)................ $   5,398,626       4,470,674     129,587,702
Contracts in accumulation period (MultiOption Classic/Achiever)..................       102,031           4,174         395,554
Contracts in accumulation period (MegAnnuity)....................................       409,215         165,944       2,338,693
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2)....       317,498         297,084       1,831,894
Contracts in annuity payment period (Megannuity) (note 2) .......................        31,891               -          18,658
Contracts in annuity payment period (Adjustable Income Annuity) (note 2).........             -               -               -
                                                                                   -------------   -------------   -------------
        Total contract owners' equity ........................................... $   6,259,261       4,937,876     134,172,501
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) ................     3,776,193       3,079,844      61,230,340
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)....................       102,972           4,254         392,479
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .....................................       268,923         107,403       1,038,209
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)  ......... $        1.43            1.45            2.12
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ............ $        0.99            0.98            1.01
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .............................. $        1.52            1.55            2.25
                                                                                   -------------   -------------   -------------
                                                                                   -------------   -------------   -------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999


                                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------------
                                                                                SMALL
                                                                               COMPANY         GLOBAL       INDEX 400    MACRO-CAP
                             ASSETS                                             VALUE           BOND         MID-CAP       VALUE
                                                                              ------------   ----------    -----------   ----------
 Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 11,145,500 shares at net asset value
    of $0.91 per share (cost $10,726,773) ................................... $10,118,516             -             -             -
  Global Bond Portfolio, 32,945,742 shares at net
    asset value of $0.94 per share (cost $33,094,826) .......................           -    30,804,192             -             -
  Index 400 Mid-Cap Portfolio, 13,987,034 shares at net asset value
    of $1.18 per share (cost $14,919,527) ...................................           -             -    16,554,178             -
  Macro-Cap Value Portfolio, 15,999,202 shares at net asset value
    of $1.16 per share (cost $17,641,949) ...................................           -             -             -    18,612,415
  Micro-Cap Growth Portfolio, 12,600,217 shares at net asset value
    of $2.51 per share (cost $15,567,827) ...................................           -             -             -             -
  Real Estate Securities Portfolio, 6,833,331 shares at net asset value
    of $0.76 per share (cost $6,404,040) ....................................           -             -             -             -
 Investment in shares of Templeton Variable Products Series Fund:
  Templeton Developing Markets Fund - Class 2, 1,176,200 shares at net
    asset value of $7.74 per share (cost $7,445,789) ........................           -             -             -             -
                                                                              ------------   ----------    -----------   ----------
                                                                               10,118,516    30,804,192    16,554,178    18,612,415

Receivable for investments sold .............................................      10,038         3,572        16,860        17,967
Receivable from Minnesota Life for contract purchase payments ...............       7,777         1,344        40,728         9,599
                                                                              ------------   ----------    -----------   ----------

    Total assets ............................................................  10,136,331    30,809,108    16,611,766    18,639,981
                                                                              ------------   ----------    -----------   ----------

                          LIABILITIES

Payable for investments purchased ...........................................       7,777         1,344        40,728         9,599
Payable to Minnesota Life for contract terminations and mortality and
    expense charges .........................................................      10,038         3,572        16,860        17,967
                                                                              ------------   ----------    -----------   ----------

    Total liabilities .......................................................      17,815         4,916        57,588        27,566
                                                                              ------------   ----------    -----------   ----------

    Net assets applicable to annuity contract owners ........................ $10,118,516    30,804,192    16,554,178    18,612,415
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------

                   CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ........... $ 9,447,260    30,179,184    15,547,411    17,756,379
Contracts in accumulation period (MultiOption Classic/Achiever) .............     178,103       339,555       434,727       245,153
Contracts in accumulation period (MegAnnuity) ...............................     194,564       133,395       367,506       436,026
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2)     297,105       150,552       202,864       171,751
Contracts in annuity payment period (Megannuity) (note 2) ...................       1,484         1,506         1,670         3,106
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....           -             -             -             -
                                                                              ------------   ----------    -----------   ----------

    Total contract owners' equity ........................................... $10,118,516    30,804,192    16,554,178    18,612,415
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------


ACCUMULATION UNITS OUTSTANDING (MultiOption Flex/Single/Select).............   10,422,707    28,982,189    11,781,426    14,276,707
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------
ACCUMULATION UNITS OUTSTANDING (MultiOption Classic/Achiever)................     179,266       342,453       398,475       236,331
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------
ACCUMULATION UNITS OUTSTANDING (MegAnnuity) .................................     213,346       125,858       275,066       339,537
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------

NET ASSET VALUE PER ACCUMULATION UNIT (MultiOption Flex/Single/Select) ...... $      0.91          1.04          1.32          1.24
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------
NET ASSET VALUE PER ACCUMULATION UNIT (MultiOption Classic/Achiever) ........ $      0.99          0.99          1.09          1.04
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------
NET ASSET VALUE PER ACCUMULATION UNIT (MegAnnuity) .......................... $      0.91          1.06          1.34          1.28
                                                                              ------------   ----------    -----------   ----------
                                                                              ------------   ----------    -----------   ----------


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                               -------------------------------------------
                                                                                                     REAL      TEMPLETON
                                                                                    MICRO-CAP       ESTATE     DEVELOPING
                             ASSETS                                                  GROWTH       SECURITIES    MARKETS
                                                                                   -----------    ----------  ------------
 Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 11,145,500 shares at net asset value
    of $0.91 per share (cost $10,726,773) ...................................               -             -             -
  Global Bond Portfolio, 32,945,742 shares at net
    asset value of $0.94 per share (cost $33,094,826) .......................               -             -             -
  Index 400 Mid-Cap Portfolio, 13,987,034 shares at net asset value
    of $1.18 per share (cost $14,919,527) ...................................               -             -             -
  Macro-Cap Value Portfolio, 15,999,202 shares at net asset value
    of $1.16 per share (cost $17,641,949) ...................................               -             -             -
  Micro-Cap Growth Portfolio, 12,600,217 shares at net asset value
    of $2.51 per share (cost $15,567,827) ...................................      31,610,551             -             -
  Real Estate Securities Portfolio, 6,833,331 shares at net asset value
    of $0.76 per share (cost $6,404,040) ....................................               -     5,167,629             -
 Investment in shares of Templeton Variable Products Series Fund:
  Templeton Developing Markets Fund - Class 2, 1,176,200 shares at net
    asset value of $7.74 per share (cost $7,445,789) ........................               -             -     9,103,791
                                                                                   -----------    ----------  ------------
                                                                                   31,610,551     5,167,629     9,103,791

Receivable for investments sold .............................................          44,713         6,540             -
Receivable from Minnesota Life for contract purchase payments ...............         104,409           292             -
                                                                                   -----------    ----------  ------------

    Total assets ............................................................      31,759,673     5,174,461     9,103,791
                                                                                   -----------    ----------  ------------

                          LIABILITIES

Payable for investments purchased ...........................................         104,409           292             -
Payable to Minnesota Life for contract terminations and mortality and
    expense charges .........................................................          44,713         6,540             -
                                                                                   -----------    ----------  ------------

    Total liabilities .......................................................         149,122         6,832             -
                                                                                   -----------    ----------  ------------

    Net assets applicable to annuity contract owners ........................      31,610,551     5,167,629     9,103,791
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------

                   CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........      30,144,820     5,087,178     8,042,400
Contracts in accumulation period (MultiOption Classic/Achiever) .............         758,885        17,160       321,969
Contracts in accumulation period (MegAnnuity) ...............................         536,497        53,124       324,262
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2)         167,322        10,167       414,256
Contracts in annuity payment period (Megannuity) (note 2) ...................           3,027             -           904
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....               -             -             -
                                                                                   -----------    ----------  ------------

    Total contract owners' equity ...........................................      31,610,551     5,167,629     9,103,791
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------


ACCUMULATION UNITS OUTSTANDING (MultiOption Flex/Single/Select) .............      11,992,142     6,242,074     9,817,346
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------
ACCUMULATION UNITS OUTSTANDING (MultiOption Classic/Achiever)................         420,716        17,691       268,232
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------
ACCUMULATION UNITS OUTSTANDING (MegAnnuity) .................................         227,183        64,837       384,533
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------

NET ASSET VALUE PER ACCUMULATION UNIT (MultiOption Flex/Single/Select) ......            2.51          0.81          0.82
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------
NET ASSET VALUE PER ACCUMULATION UNIT (MultiOption Classic/Achiever) ........            1.80          0.97          1.20
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------
NET ASSET VALUE PER ACCUMULATION UNIT (MegAnnuity) ..........................            2.36          0.82          0.84
                                                                                   -----------    ----------  ------------
                                                                                   -----------    ----------  ------------

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                           --------------------------------------------------------
                                                                                                            MONEY         ASSET
                                                                               GROWTH         BOND          MARKET      ALLOCATION
                                                                           -------------  ------------  -------------  ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) ..  $  1,216,273     6,950,288      2,832,683    21,955,364
  Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)    (3,458,004)   (1,552,717)      (726,283)   (6,247,042)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .        (1,432)         (750)        (2,332)       (3,681)
  Administrative Charges (MegAnnuity) (note 3) ..........................       (11,518)       (8,161)        (4,544)      (12,415)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ....             -             -              -             -
  Administrative Charges (Adjustable Income Annuity) (note 3) ...........             -             -              -             -
                                                                           -------------  ------------  -------------  ------------

    Investment income (loss) - net ......................................    (2,254,681)    5,388,660      2,099,524    15,692,226
                                                                           -------------  ------------  -------------  ------------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ......     7,321,816     2,796,242              -    25,221,531
                                                                           -------------  ------------  -------------  ------------

  Realized gains on sales of investments:
    Proceeds from sales .................................................    48,016,016    31,329,399    116,588,946    82,786,777
    Cost of investments sold ............................................   (37,318,496)  (32,499,749)  (116,588,946)  (67,047,883)
                                                                           -------------  ------------  -------------  ------------

                                                                             10,697,520    (1,170,350)             -    15,738,894
                                                                           -------------  ------------  -------------  ------------

    Net realized gains on investments ...................................    18,019,336     1,625,892              -    40,960,425
                                                                          -------------  ------------  -------------  ------------


    Net change in unrealized appreciation or depreciation
      of investments ....................................................    50,293,092   (12,138,764)             -    12,248,124
                                                                           -------------  ------------  -------------  ------------

    Net gains (losses) on investments ...................................    68,312,428   (10,512,872)             -    53,208,549
                                                                           -------------  ------------  -------------  ------------

Net increase (decrease) in net assets resulting from operations .........  $ 66,057,747    (5,124,212)     2,099,524    68,900,775
                                                                           -------------  ------------  -------------  ------------
                                                                           -------------  ------------  -------------  ------------


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------------
                                                                                 MORTGAGE          INDEX          CAPITAL
                                                                                SECURITIES          500         APPRECIATION
                                                                               ------------    -----------     -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) ..        5,888,726       6,261,969               -
  Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)       (1,219,304)     (4,150,957)     (3,091,406)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .           (1,155)         (2,136)           (763)
  Administrative Charges (MegAnnuity) (note 3) ..........................           (2,851)        (23,085)        (12,095)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ....                -        (184,538)              -
  Administrative Charges (Adjustable Income Annuity) (note 3) ...........                -         (34,602)              -
                                                                               ------------    -----------     -------------

    Investment income (loss) - net ......................................        4,665,416       1,866,651      (3,104,264)
                                                                               ------------    -----------     -------------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ......                -       4,842,801      35,390,810
                                                                               ------------    -----------     -------------

  Realized gains on sales of investments:
    Proceeds from sales .................................................       26,190,893      76,250,729      54,508,699
    Cost of investments sold ............................................      (26,137,445)    (48,867,723)    (41,509,406)
                                                                               ------------    -----------     -------------

                                                                                    53,448      27,383,006      12,999,293
                                                                               ------------    -----------     -------------

    Net realized gains on investments ...................................           53,448      32,225,807      48,390,103
                                                                               ------------    -----------     -------------


    Net change in unrealized appreciation or depreciation
      of investments ....................................................       (3,945,102)     31,274,622       4,294,708
                                                                               ------------    -----------     -------------

    Net gains (losses) on investments ...................................       (3,891,654)     63,500,429      52,684,811
                                                                               ------------    -----------     -------------

Net increase (decrease) in net assets resulting from operations .........          773,762      65,367,080      49,580,547
                                                                               ------------    -----------     -------------
                                                                               ------------    -----------     -------------

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            --------------------------------------------------
                                                                                                                MATURING
                                                                                                SMALL          GOVERNMENT
                                                                             INTERNATIONAL     COMPANY            BOND
                                                                                STOCK          GROWTH             2002
                                                                            --------------   ------------     ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) ..   $  5,304,166               -         421,025
  Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)     (2,551,540)     (1,492,414)        (87,077)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .           (855)           (533)            (15)
  Administrative Charges (MegAnnuity) (note 3) ..........................         (7,970)         (4,553)         (1,380)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ....              -               -               -
  Administrative Charges (Adjustable Income Annuity) (note 3) ...........              -               -               -
                                                                            --------------   ------------     ------------

    Investment income (loss) - net ......................................      2,743,801      (1,497,500)        332,553
                                                                            --------------   ------------     ------------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ......     10,304,189               -               -
                                                                            --------------   ------------     ------------

  Realized gains on sales of investments:
    Proceeds from sales .................................................     48,332,606      33,118,273       1,740,616
    Cost of investments sold ............................................    (41,708,533)    (29,374,223)     (1,722,269)
                                                                            --------------   ------------     ------------

                                                                               6,624,073       3,744,050          18,347
                                                                            --------------   ------------     ------------

    Net realized gains on investments ...................................     16,928,262       3,744,050          18,347
                                                                            --------------   ------------     ------------


    Net change in unrealized appreciation or depreciation
      of investments ....................................................     18,877,885      47,912,509        (462,548)
                                                                            --------------   ------------     ------------

    Net gains (losses) on investments ...................................     35,806,147      51,656,559        (444,201)
                                                                            --------------   ------------     ------------

Net increase (decrease) in net assets resulting from operations .........   $ 38,549,948      50,159,059        (111,648)
                                                                            --------------   ------------     ------------
                                                                            --------------   ------------     ------------


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                              -------------------------------------------
                                                                                 MATURING      MATURING
                                                                                GOVERNMENT    GOVERNMENT
                                                                                   BOND          BOND           VALUE
                                                                                   2006          2010           STOCK
                                                                              --------------  -----------    ------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) ..        374,252         230,926       4,050,401
  Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)        (76,319)        (64,889)     (1,759,082)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .           (101)             (4)           (423)
  Administrative Charges (MegAnnuity) (note 3) ..........................           (630)           (266)         (3,756)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ....              -               -               -
  Administrative Charges (Adjustable Income Annuity) (note 3) ...........              -               -               -
                                                                              --------------  -----------    ------------

    Investment income (loss) - net ......................................        297,202         165,767       2,287,140
                                                                              --------------  -----------    ------------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ......              -          10,510               -
                                                                              --------------  -----------    ------------

  Realized gains on sales of investments:
    Proceeds from sales .................................................      1,789,392       2,075,487      40,309,094
    Cost of investments sold ............................................     (1,741,443)     (2,069,631)    (37,674,442)
                                                                              --------------  -----------    ------------

                                                                                  47,949           5,856       2,634,652
                                                                              --------------  -----------    ------------

    Net realized gains on investments ...................................         47,949          16,366       2,634,652
                                                                              --------------  -----------    ------------


    Net change in unrealized appreciation or depreciation
      of investments ....................................................       (960,318)       (913,774)     (6,443,650)
                                                                              --------------  -----------    ------------

    Net gains (losses) on investments ...................................       (912,369)       (897,408)     (3,808,998)
                                                                              --------------  -----------    ------------

Net increase (decrease) in net assets resulting from operations .........       (615,167)       (731,641)     (1,521,858)
                                                                              --------------  -----------    ------------
                                                                              --------------  -----------    ------------

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                            ------------------------------------------------------
                                                                                SMALL
                                                                               COMPANY       GLOBAL       INDEX 400     MACRO-CAP
                                                                                VALUE         BOND         MID-CAP        VALUE
                                                                            ------------  ------------  ------------   -----------
Investment income (loss):
   Investment income distributions from underlying mutual fund (note 4) ..  $   121,512      878,074        66,856         81,181
   Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)     (106,880)    (382,244)     (146,109)      (171,858)
   Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .         (191)        (313)         (606)          (169)
   Administrative Charges (MegAnnuity) (note 3) ..........................         (444)        (129)         (480)          (374)
   Mortality and expense charges (Adjustable Income Annuity) (note 3) ....            -            -             -              -
   Administrative Charges (Adjustable Income Annuity) (note 3) ...........            -            -             -              -
                                                                            ------------  ------------  ------------   -----------

     Investment income (loss) - net ......................................       13,997      495,388       (80,339)       (91,220)
                                                                            ------------  ------------  ------------   -----------


Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund (note 4) ......            -      138,813     1,270,620        696,871
                                                                            ------------  ------------  ------------   -----------

   Realized gains (losses) on sales of investments:
     Proceeds from sales .................................................    1,803,354    3,371,458     2,139,232      2,273,590
     Cost of investments sold ............................................   (1,964,941)  (3,507,115)   (2,011,906)    (2,115,511)
                                                                            ------------  ------------  ------------   -----------

                                                                               (161,587)    (135,657)      127,326        158,079
                                                                            ------------  ------------  ------------   -----------

     Net realized gains (losses) on investments ..........................     (161,587)       3,156     1,397,946        854,950
                                                                            ------------  ------------  ------------   -----------


     Net change in unrealized appreciation or depreciation of investments      (145,818)  (3,362,094)      631,352         78,827
                                                                            ------------  ------------  ------------   -----------

     Net gains (losses) on investments ...................................     (307,405)  (3,358,938)    2,029,298        933,777
                                                                            ------------  ------------  ------------   -----------

Net increase (decrease) in net assets resulting from operations ..........  $  (293,408)  (2,863,550)    1,948,959        842,557
                                                                            ------------  ------------  ------------   -----------
                                                                            ------------  ------------  ------------   -----------


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                               -------------------------------------------
                                                                                                   REAL        TEMPLETON
                                                                                 MICRO-CAP        ESTATE       DEVELOPING
                                                                                  GROWTH        SECURITIES       MARKETS
                                                                               -------------    ----------   -------------
Investment income (loss):
   Investment income distributions from underlying mutual fund (note 4) ..               -        278,798         41,274
   Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)        (158,745)       (63,555)       (61,821)
   Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .            (692)           (15)          (335)
   Administrative Charges (MegAnnuity) (note 3) ..........................            (250)           (46)        (1,191)
   Mortality and expense charges (Adjustable Income Annuity) (note 3) ....               -              -              -
   Administrative Charges (Adjustable Income Annuity) (note 3) ...........               -              -              -
                                                                               -------------    ----------   -------------

     Investment income (loss) - net ......................................        (159,687)       215,182        (22,073)
                                                                               -------------    ----------   -------------


Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund (note 4) ......               -              -              -
                                                                               -------------    ----------   -------------

   Realized gains (losses) on sales of investments:
     Proceeds from sales .................................................       1,869,456        650,164     27,924,792
     Cost of investments sold ............................................      (1,413,012)      (767,886)   (27,952,683)
                                                                               -------------    ----------   -------------

                                                                                   456,444       (117,722)       (27,891)
                                                                               -------------    ----------   -------------

     Net realized gains (losses) on investments ..........................         456,444       (117,722)       (27,891)
                                                                               -------------    ----------   -------------


     Net change in unrealized appreciation or depreciation of investments       15,639,140       (383,438)     2,207,898
                                                                               -------------    ----------   -------------

     Net gains (losses) on investments ...................................      16,095,584       (501,160)     2,180,007
                                                                               -------------    ----------   -------------

Net increase (decrease) in net assets resulting from operations ..........      15,935,897       (285,978)     2,157,934
                                                                               -------------    ----------   -------------
                                                                               -------------    ----------   -------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                  -----------------------------------------------------------------
                                                                                                        MONEY             ASSET
                                                                      GROWTH           BOND             MARKET         ALLOCATION
                                                                  -------------    -------------    -------------    -------------
Operations:
  Investment income (loss) - net ..............................   $  (2,254,681)       5,388,660        2,099,524       15,692,226
  Net realized gains on investments ...........................      18,019,336        1,625,892                -       40,960,425
  Net change in unrealized appreciation or depreciation
      of investments ..........................................      50,293,092      (12,138,764)               -       12,248,124
                                                                  -------------    -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations      66,057,747       (5,124,212)       2,099,524       68,900,775
                                                                  -------------    -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select ..........................      50,375,114       21,764,953       97,482,632       79,896,349
      MultiOption Classic/Achiever ............................       1,770,529          770,380        4,028,348        4,517,172
      MegAnnuity ..............................................       2,451,486        1,595,769       40,082,783        1,775,775
      Adjustable Income Annuity ...............................               -                -                -                -
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select ..........................     (42,408,777)     (28,146,686)     (74,569,730)     (73,367,680)
      MultiOption Classic/Achiever ............................            (746)            (680)        (625,007)      (1,042,065)
      MegAnnuity ..............................................      (1,778,180)      (1,417,081)     (40,635,718)      (1,428,107)
      Adjustable Income Annuity ...............................               -                -                -                -
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select ..........................          (7,146)           3,752           (3,307)          15,031
      MultiOption Classic/Achiever ............................               -                -                -                -
      MegAnnuity ..............................................              48               56                -              134
      Adjustable Income Annuity ...............................               -                -                -                -
  Annuity benefit payments:
      MultiOption Flex/Single/Select ..........................        (342,750)        (205,229)         (22,024)        (671,498)
      MultiOption Classic/Achiever ............................               -                -                -                -
      MegAnnuity ..............................................          (7,511)          (1,898)               -          (29,455)
      Adjustable Income Annuity ...............................               -                -                -                -
                                                                  -------------    -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..      10,052,067       (5,636,664)      25,737,977        9,665,656
                                                                  -------------    -------------    -------------    -------------

Increase (decrease) in net assets .............................      76,109,814      (10,760,876)      27,837,501       78,566,431

Net assets at the beginning of year ...........................     264,331,794      133,972,916       49,909,087      489,966,528
                                                                  -------------    -------------    -------------    -------------

Net assets at the end of year .................................   $ 340,441,608      123,212,040       77,746,588      568,532,959
                                                                  -------------    -------------    -------------    -------------
                                                                  -------------    -------------    -------------    -------------


                                                                            SEGREGATED SUB-ACCOUNTS
                                                                  -----------------------------------------------
                                                                    MORTGAGE          INDEX           CAPITAL
                                                                   SECURITIES          500          APPRECIATION
                                                                  -------------    -------------    -------------
Operations:
  Investment income (loss) - net ..............................       4,665,416        1,866,651       (3,104,264)
  Net realized gains on investments ...........................          53,448       32,225,807       48,390,103
  Net change in unrealized appreciation or depreciation
      of investments ..........................................      (3,945,102)      31,274,622        4,294,708
                                                                  -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations         773,762       65,367,080       49,580,547
                                                                  -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select ..........................      23,575,223       88,025,964       29,786,676
      MultiOption Classic/Achiever ............................         996,373        2,125,515          693,669
      MegAnnuity ..............................................         703,369        5,724,390        1,390,385
      Adjustable Income Annuity ...............................               -       16,412,426                -
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select ..........................     (24,617,363)     (63,918,267)     (48,734,480)
      MultiOption Classic/Achiever ............................            (210)            (859)             (92)
      MegAnnuity ..............................................        (204,506)      (4,957,879)      (2,322,797)
      Adjustable Income Annuity ...............................               -       (1,040,198)               -
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select ..........................           3,502           (2,381)         (13,552)
      MultiOption Classic/Achiever ............................               -                -                -
      MegAnnuity ..............................................               -              279               22
      Adjustable Income Annuity ...............................               -           30,526                -
  Annuity benefit payments:
      MultiOption Flex/Single/Select ..........................        (149,006)        (428,960)        (330,639)
      MultiOption Classic/Achiever ............................               -                -                -
      MegAnnuity ..............................................               -           (5,714)          (2,897)
      Adjustable Income Annuity ...............................               -       (1,531,959)               -
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..         307,382       40,432,883      (19,533,705)
                                                                  -------------    -------------    -------------

Increase (decrease) in net assets .............................       1,081,144      105,799,963       30,046,842

Net assets at the beginning of year ...........................      97,408,573      321,468,279      269,318,233
                                                                  -------------    -------------    -------------

Net assets at the end of year .................................      98,489,717      427,268,242      299,365,075
                                                                  -------------    -------------    -------------
                                                                  -------------    -------------    -------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                 -------------------------------------------------
                                                                                                                        MATURING
                                                                                                        SMALL          GOVERNMENT
                                                                                  INTERNATIONAL        COMPANY            BOND
                                                                                      STOCK            GROWTH             2002
                                                                                 ---------------   ---------------   -------------
Operations:
     Investment income (loss) - net ............................................ $   2,743,801       (1,497,500)         332,553
     Net realized gains on investments .........................................    16,928,262        3,744,050           18,347
     Net change in unrealized appreciation or depreciation
          of investments .......................................................    18,877,885       47,912,509         (462,548)
                                                                                 ---------------   ---------------   -------------

Net increase (decrease) in net assets resulting from operations ................    38,549,948       50,159,059         (111,648)
                                                                                 ---------------   ---------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
          MultiOption Flex/Single/Select .......................................    22,772,482       16,000,752        2,421,924
          MultiOption Classic/Achiever .........................................       900,786          627,050           21,644
          MegAnnuity ...........................................................       992,032          994,221        2,626,630
          Adjustable Income Annuity ............................................             -                -                -
     Contract terminations, withdrawal payments and charges:
          MultiOption Flex/Single/Select .......................................   (43,506,808)     (30,229,689)      (1,644,661)
          MultiOption Classic/Achiever .........................................          (103)             (64)              (2)
          MegAnnuity ...........................................................    (1,948,801)      (1,165,442)          (4,962)
          Adjustable Income Annuity ............................................             -                -                -
     Actuarial adjustments for mortality experience on annuities in payment period:
          MultiOption Flex/Single/Select .......................................       (16,316)          (9,224)              33
          MultiOption Classic/Achiever .........................................             -                -                -
          MegAnnuity ...........................................................            68               (3)               -
          Adjustable Income Annuity ............................................             -                -                -
     Annuity benefit payments:
          MultiOption Flex/Single/Select .......................................      (288,178)        (214,932)          (2,553)
          MultiOption Classic/Achiever .........................................             -                -                -
          MegAnnuity ...........................................................       (12,104)          (1,418)               -
          Adjustable Income Annuity ............................................             -                -                -
                                                                                 ---------------   ---------------   -------------

Increase (decrease) in net assets from contract transactions ...................   (21,106,942)     (13,998,749)       3,418,053
                                                                                 ---------------   ---------------   -------------

Increase (decrease) in net assets ..............................................    17,443,006       36,160,310        3,306,405

Net assets at the beginning of year ............................................   208,892,703      129,255,925        6,852,927
                                                                                 ---------------   ---------------   -------------

Net assets at the end of year .................................................. $ 226,335,709      165,416,235       10,159,332
                                                                                 ---------------   ---------------   -------------
                                                                                 ---------------   ---------------   -------------


                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------
                                                                                      MATURING        MATURING
                                                                                     GOVERNMENT      GOVERNMENT
                                                                                        BOND             BOND           VALUE
                                                                                        2006             2010           STOCK
                                                                                  --------------   --------------  --------------
Operations:
     Investment income (loss) - net ............................................       297,202          165,767        2,287,140
     Net realized gains on investments .........................................        47,949           16,366        2,634,652
     Net change in unrealized appreciation or depreciation
          of investments .......................................................      (960,318)        (913,774)      (6,443,650)
                                                                                  --------------   --------------  --------------

Net increase (decrease) in net assets resulting from operations ................      (615,167)        (731,641)      (1,521,858)
                                                                                  --------------   --------------  --------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
          MultiOption Flex/Single/Select .......................................     1,526,636        2,030,474       18,700,154
          MultiOption Classic/Achiever .........................................       103,443            4,215          393,048
          MegAnnuity ...........................................................        88,210              230          649,546
          Adjustable Income Annuity ............................................             -                -                -
     Contract terminations, withdrawal payments and charges:
          MultiOption Flex/Single/Select .......................................    (1,675,064)      (1,957,748)     (37,110,285)
          MultiOption Classic/Achiever .........................................           (12)               -              (51)
          MegAnnuity ...........................................................        (4,530)         (23,905)      (1,172,623)
          Adjustable Income Annuity ............................................             -                -                -
     Actuarial adjustments for mortality experience on annuities in payment period:
          MultiOption Flex/Single/Select .......................................         1,110            1,057             (570)
          MultiOption Classic/Achiever .........................................             -                -                -
          MegAnnuity ...........................................................           168               57             (133)
          Adjustable Income Annuity ............................................             -                -                -
     Annuity benefit payments:
          MultiOption Flex/Single/Select .......................................       (30,605)         (29,386)        (260,590)
          MultiOption Classic/Achiever .........................................             -                -                -
          MegAnnuity ...........................................................        (3,409)            (403)          (1,581)
          Adjustable Income Annuity ............................................             -                -                -
                                                                                  --------------   --------------  --------------

Increase (decrease) in net assets from contract transactions ...................         5,947           24,591      (18,803,085)
                                                                                  --------------   --------------  --------------

Increase (decrease) in net assets ..............................................      (609,220)        (707,050)     (20,324,943)

Net assets at the beginning of year ............................................     6,868,481        5,644,926      154,497,444
                                                                                  --------------   --------------  --------------

Net assets at the end of year ..................................................     6,259,261        4,937,876      134,172,501
                                                                                  --------------   --------------  --------------
                                                                                  --------------   --------------  --------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                    --------------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY           GLOBAL         INDEX 400       MACRO-CAP
                                                                        VALUE             BOND           MID-CAP          VALUE
                                                                    -------------    -------------    -------------  -------------
Operations:
      Investment income (loss) - net ............................   $     13,997         495,388         (80,339)        (91,220)
      Net realized gains (losses) on investments ................       (161,587)          3,156       1,397,946         854,950
      Net change in unrealized appreciation or depreciation
          of investments ........................................       (145,818)     (3,362,094)        631,352          78,827
                                                                    -------------    -------------    -------------  -------------

Net increase (decrease) in net assets resulting from operations .       (293,408)     (2,863,550)      1,948,959         842,557
                                                                    -------------    -------------    -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:
          MultiOption Flex/Single/Select ........................      3,951,669       5,402,475       6,644,292       9,106,528
          MultiOption Classic/Achiever ..........................        172,769         339,782         398,478         237,806
          MegAnnuity ............................................        132,181          91,001         195,712         316,809
          Adjustable Income Annuity .............................              -               -               -               -
      Contract terminations, withdrawal payments and charges:
          MultiOption Flex/Single/Select ........................     (1,399,857)     (2,969,821)     (1,850,467)     (2,069,201)
          MultiOption Classic/Achiever ..........................           (331)            (37)            (73)            (20)
          MegAnnuity ............................................       (264,558)         (1,089)       (126,401)        (13,417)
          Adjustable Income Annuity .............................              -               -               -               -
      Actuarial adjustments for mortality experience on annuities in payment period:
          MultiOption Flex/Single/Select ........................          1,175             138             188             372
          MultiOption Classic/Achiever ..........................              -               -               -               -
          MegAnnuity ............................................              -               1              (2)              1
          Adjustable Income Annuity .............................              -               -               -               -
      Annuity benefit payments:
          MultiOption Flex/Single/Select ........................        (32,243)        (17,940)        (15,257)        (18,875)
          MultiOption Classic/Achiever ..........................              -               -               -               -
          MegAnnuity ............................................            (24)            (25)            (25)            (48)
          Adjustable Income Annuity .............................              -               -               -               -
                                                                    -------------    -------------    -------------  -------------

Increase in net assets from contract transactions ...............      2,560,781       2,844,485       5,246,445       7,559,955
                                                                    -------------    -------------    -------------  -------------

Increase (decrease) in net assets ...............................      2,267,373         (19,065)      7,195,404       8,402,512

Net assets at the beginning of year .............................      7,851,143      30,823,257       9,358,774      10,209,903
                                                                    -------------    -------------    -------------  -------------

Net assets at the end of year ...................................   $ 10,118,516      30,804,192      16,554,178      18,612,415
                                                                    -------------    -------------    -------------  -------------
                                                                    -------------    -------------    -------------  -------------


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      ---------------------------------------------
                                                                                           REAL          TEMPLETON
                                                                        MICRO-CAP         ESTATE         DEVELOPING
                                                                         GROWTH         SECURITIES       MARKETS
                                                                      -------------    ------------   -------------
Operations:
      Investment income (loss) - net ............................        (159,687)        215,182         (22,073)
      Net realized gains (losses) on investments ................         456,444        (117,722)        (27,891)
      Net change in unrealized appreciation or depreciation
          of investments ........................................      15,639,140        (383,438)      2,207,898
                                                                      -------------    ------------   -------------

Net increase (decrease) in net assets resulting from operations .      15,935,897        (285,978)      2,157,934
                                                                      -------------    ------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:
          MultiOption Flex/Single/Select ........................       9,266,982         898,091       4,760,534
          MultiOption Classic/Achiever ..........................         626,486          16,835         290,558
          MegAnnuity ............................................         249,289          49,362      27,247,119
          Adjustable Income Annuity .............................               -               -               -
      Contract terminations, withdrawal payments and charges:
          MultiOption Flex/Single/Select ........................      (1,687,229)       (582,994)     (1,303,383)
          MultiOption Classic/Achiever ..........................             (83)             (2)           (206)
          MegAnnuity ............................................          (3,824)         (2,110)    (26,984,731)
          Adjustable Income Annuity .............................               -               -               -
      Actuarial adjustments for mortality experience on
        annuities in payment period:
          MultiOption Flex/Single/Select ........................             145               -           1,015
          MultiOption Classic/Achiever ..........................               -               -               -
          MegAnnuity ............................................              (1)              -            (760)
          Adjustable Income Annuity .............................               -               -               -
      Annuity benefit payments:
          MultiOption Flex/Single/Select ........................         (18,746)         (1,442)        (81,211)
          MultiOption Classic/Achiever ..........................               -               -               -
          MegAnnuity ............................................             (32)              -             (13)
          Adjustable Income Annuity .............................               -               -               -
                                                                      -------------    ------------   -------------

Increase in net assets from contract transactions ...............       8,432,987         377,740       3,928,922
                                                                      -------------    ------------   -------------

Increase (decrease) in net assets ...............................      24,368,884          91,762       6,086,856

Net assets at the beginning of year .............................       7,241,667       5,075,867       3,016,935
                                                                      -------------    ------------   -------------

Net assets at the end of year ...................................      31,610,551       5,167,629       9,103,791
                                                                      -------------    ------------   -------------
                                                                      -------------    ------------   -------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                             ------------------------------------------------------------------
                                                                                                  MONEY            ASSET
                                                                  GROWTH            BOND          MARKET         ALLOCATION
                                                             ---------------   -------------  -------------  ----------------
Operations:
     Investment income (loss) - net ......................   $    (757,899)       5,096,987      1,421,466        5,708,809
     Net realized gains on investments ...................      35,969,150        2,143,010              -       41,108,373
     Net change in unrealized appreciation or depreciation
        of investments ...................................      28,752,083       (1,508,399)             -       41,516,841
                                                             ---------------   -------------  -------------  ----------------

Net increase in net assets resulting from operations .....      63,963,334        5,731,598      1,421,466       88,334,023
                                                             ---------------   -------------  -------------  ----------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        Personal Retirement Plans ........................      51,637,934       41,441,722     72,457,091       70,303,040
        MegAnnuity .......................................       2,288,260        2,374,930      3,391,144        1,777,956
        Adjustable Income Annuity ........................               -                -              -                -
     Contract terminations and withdrawal payments:
        Personal Retirement Plans ........................     (36,450,685)     (21,212,178)   (58,811,259)     (65,726,252)
        MegAnnuity .......................................      (1,455,740)        (866,165)    (1,931,680)      (1,155,438)
        Adjustable Income Annuity ........................               -                -              -                -
     Actuarial adjustments for mortality experience on
       annuities in payment period:
        Personal Retirement Plans ........................           1,950          (43,058)            27           (4,603)
        MegAnnuity .......................................              18               51              -               62
        Adjustable Income Annuity ........................               -                -              -                -
     Annuity benefit payments:
        Personal Retirement Plans ........................        (201,089)        (140,143)        (6,516)        (441,066)
        MegAnnuity .......................................          (4,132)          (1,922)             -          (26,300)
        Adjustable Income Annuity ........................               -                -              -                -
                                                             ---------------   -------------  -------------  ----------------

Increase in net assets from contract transactions ........      15,816,516       21,553,237     15,098,807        4,727,399
                                                             ---------------   -------------  -------------  ----------------

Increase in net assets ...................................      79,779,850       27,284,835     16,520,273       93,061,422

Net assets at the beginning of year ......................     184,551,944      106,688,081     33,388,814      396,905,106
                                                             ---------------   -------------  -------------  ----------------

Net assets at the end of year ............................   $ 264,331,794      133,972,916     49,909,087      489,966,528
                                                             ---------------   -------------  -------------  ----------------
                                                             ---------------   -------------  -------------  ----------------


                                                                          SEGREGATED SUB-ACCOUNTS
                                                             --------------------------------------------------
                                                                 MORTGAGE           INDEX           CAPITAL
                                                                SECURITIES           500         APPRECIATION
                                                             -----------------  -------------   ---------------
Operations:
     Investment income (loss) - net ......................       3,497,879         (971,183)      (2,785,999)
     Net realized gains on investments ...................         653,974       19,013,210       23,604,148
     Net change in unrealized appreciation or depreciation
        of investments ...................................         233,763       45,447,205       39,001,666
                                                             -----------------  -------------   ---------------

Net increase in net assets resulting from operations .....       4,385,616       63,489,232       59,819,815
                                                             -----------------  -------------   ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        Personal Retirement Plans ........................      33,557,094       67,949,692       37,672,274
        MegAnnuity .......................................         969,771        3,417,868        1,306,737
        Adjustable Income Annuity ........................               -        6,647,680                -
     Contract terminations and withdrawal payments:
        Personal Retirement Plans ........................     (17,949,781)     (42,752,201)     (34,786,814)
        MegAnnuity .......................................        (479,285)      (3,364,285)      (1,158,543)
        Adjustable Income Annuity ........................               -         (655,211)               -
     Actuarial adjustments for mortality experience on
       annuities in payment period:
        Personal Retirement Plans ........................         (12,738)         (13,196)          (1,165)
        MegAnnuity .......................................               -              161               16
        Adjustable Income Annuity ........................               -           81,585                -
     Annuity benefit payments:
        Personal Retirement Plans ........................         (85,620)        (231,073)        (212,803)
        MegAnnuity .......................................               -           (2,538)          (2,573)
        Adjustable Income Annuity ........................               -         (794,250)               -
                                                             -----------------  -------------   ---------------

Increase in net assets from contract transactions ........      15,999,441       30,284,232        2,817,129
                                                             -----------------  -------------   ---------------

Increase in net assets ...................................      20,385,057       93,773,464       62,636,944

Net assets at the beginning of year ......................      77,023,516      227,694,815      206,681,289
                                                             -----------------  -------------   ---------------

Net assets at the end of year ............................      97,408,573      321,468,279      269,318,233
                                                             -----------------  -------------   ---------------
                                                             -----------------  -------------   ---------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                  -----------------------------------------------------------
                                                                                                    MATURING      MATURING
                                                                                        SMALL      GOVERNMENT    GOVERNMENT
                                                                   INTERNATIONAL        COMPANY       BOND          BOND
                                                                      STOCK             GROWTH        2002          2006
                                                                  --------------    ------------- ------------  -------------
Operations:
     Investment income (loss) - net ...........................   $   3,125,103       (1,526,143)     266,243      258,869
     Net realized gains on investments ........................      12,699,612        1,655,860      104,469      156,665
     Net change in unrealized appreciation or depreciation
        of investments ........................................      (5,845,206)        (882,409)      31,481      218,033
                                                                  --------------    ------------- ------------  -------------

Net increase (decrease) in net assets resulting from operations       9,979,509         (752,692)     402,193      633,567
                                                                  --------------    ------------- ------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        Personal Retirement Plans .............................      36,659,650       28,012,351    2,697,576    3,409,399
        MegAnnuity ............................................       1,096,968        1,086,917      104,356      206,525
        Adjustable Income Annuity .............................               -                -            -            -
     Contract terminations and withdrawal payments:
        Personal Retirement Plans .............................     (42,040,850)     (24,558,706)    (536,207)  (1,258,332)
        MegAnnuity ............................................      (2,122,613)        (689,332)      (8,740)     (11,210)
        Adjustable Income Annuity .............................               -                -            -            -
     Actuarial adjustments for mortality experience on
       annuities in payment period:
        Personal Retirement Plans .............................          (2,076)         (34,522)      11,619       14,151
        MegAnnuity ............................................             362              124            -        1,019
        Adjustable Income Annuity .............................               -                -            -            -
     Annuity benefit payments:
        Personal Retirement Plans .............................        (220,772)        (170,663)      (3,389)     (23,275)
        MegAnnuity ............................................         (13,429)          (1,198)           -       (2,341)
        Adjustable Income Annuity .............................               -                -            -            -
                                                                  --------------    ------------- ------------  -------------

Increase (decrease) in net assets from contract transactions .       (6,642,760)       3,644,971    2,265,215    2,335,936
                                                                  --------------    ------------- ------------  -------------

Increase (decrease) in net assets .............................       3,336,749        2,892,279    2,667,408    2,969,503

Net assets at the beginning of year ...........................     205,555,954      126,363,646    4,185,519    3,898,978
                                                                  --------------    ------------- ------------  -------------

Net assets at the end of year .................................   $ 208,892,703      129,255,925    6,852,927    6,868,481
                                                                  --------------    ------------- ------------  -------------
                                                                  --------------    ------------- ------------  -------------


                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------
                                                                     MATURING
                                                                    GOVERNMENT
                                                                       BOND            VALUE
                                                                       2010            STOCK
                                                                  --------------  --------------
Operations:
     Investment income (loss) - net ...........................       116,829       (1,889,523)
     Net realized gains on investments ........................       183,887        2,176,444
     Net change in unrealized appreciation or depreciation
        of investments ........................................       233,938         (307,967)
                                                                  --------------  --------------

Net increase (decrease) in net assets resulting from operations       534,654          (21,046)
                                                                  --------------  --------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        Personal Retirement Plans .............................     3,456,312       43,797,257
        MegAnnuity ............................................        25,510        1,341,893
        Adjustable Income Annuity .............................             -                -
     Contract terminations and withdrawal payments:
        Personal Retirement Plans .............................    (1,503,240)     (38,307,284)
        MegAnnuity ............................................       (64,298)      (1,811,450)
        Adjustable Income Annuity .............................             -                -
     Actuarial adjustments for mortality experience on
       annuities in payment period:
        Personal Retirement Plans .............................         3,086            3,280
        MegAnnuity ............................................           389              539
        Adjustable Income Annuity .............................             -                -
     Annuity benefit payments:
        Personal Retirement Plans .............................        20,121         (198,093)
        MegAnnuity ............................................        (2,697)          (3,411)
        Adjustable Income Annuity .............................             -                -
                                                                  --------------  --------------

Increase (decrease)  in net assets from contract transactions .     1,935,183        4,822,731
                                                                  --------------  --------------

Increase (decrease) in net assets .............................     2,469,837        4,801,685

Net assets at the beginning of year ...........................     3,175,089      149,695,759
                                                                  --------------  --------------

Net assets at the end of year .................................     5,644,926      154,497,444
                                                                  --------------  --------------
                                                                  --------------  --------------

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                        -----------------------------------------------------------
                                                                             SMALL
                                                                            COMPANY         GLOBAL       INDEX 400       MACRO-CAP
                                                                             VALUE           BOND         MID-CAP          VALUE
                                                                        ---------------  ------------   ------------   ------------
 Operations:
     Investment income (loss) - net ................................... $      29,395      1,405,064        (19,463)       (59,096)
     Net realized gains (losses) on investments .......................        76,974        865,463        287,711        483,800
     Net change in unrealized appreciation or depreciation
        of investments ................................................      (617,083)     1,473,702        955,141      1,007,945
                                                                        ---------------  ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations .......      (510,714)     3,744,229      1,223,389      1,432,649
                                                                        ---------------  ------------   ------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
       Personal Retirement Plans ......................................     6,475,581      4,876,523      5,538,756      6,338,736
       MegAnnuity .....................................................       136,060         44,459        210,696         63,746
       Adjustable Income Annuity ......................................             -              -              -              -
    Contract terminations and withdrawal payments:
       Personal Retirement Plans ......................................    (3,395,717)    (2,838,384)    (2,645,937)    (2,540,858)
       MegAnnuity .....................................................        (5,912)       (16,675)       (17,473)        (3,721)
       Adjustable Income Annuity ......................................             -              -              -              -
    Actuarial adjustments for mortality experience on annuities in payment period:
       Personal Retirement Plans ......................................        (2,310)          (880)          (576)          (869)
       MegAnnuity .....................................................             -              -              -              -
       Adjustable Income Annuity ......................................             -              -              -              -
    Annuity benefit payments:
       Personal Retirement Plans ......................................       (23,150)        (4,734)        (1,971)        (3,204)
       MegAnnuity .....................................................             -              -              -              -
       Adjustable Income Annuity ......................................             -              -              -              -
                                                                        ---------------  ------------   ------------   ------------

Increase in net assets from contract transactions .....................     3,184,552      2,060,309      3,083,495      3,853,830
                                                                        ---------------  ------------   ------------   ------------

Increase in net assets ................................................     2,673,838      5,804,538      4,306,884      5,286,479

Net assets at the beginning of year ...................................     5,177,305     25,018,719      5,051,890      4,923,424
                                                                        ---------------  ------------   ------------   ------------

Net assets at the end of year ........................................  $   7,851,143     30,823,257      9,358,774     10,209,903
                                                                        ---------------  ------------   ------------   ------------
                                                                        ---------------  ------------   ------------   ------------


                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                        ---------------------------------------------
                                                                                           REAL           TEMPLETON
                                                                            MICRO-CAP     ESTATE          DEVELOPING
                                                                             GROWTH     SECURITIES (a)     MARKETS
                                                                          ------------- --------------   ------------
 Operations:
     Investment income (loss) - net ...................................       (65,522)       155,184         (6,121)
     Net realized gains (losses) on investments .......................       (94,680)       (21,658)       (41,787)
     Net change in unrealized appreciation or depreciation
        of investments ................................................       953,763       (852,973)      (444,051)
                                                                          ------------- --------------   ------------

Net increase (decrease)  in net assets resulting from operations ......       793,561       (719,447)      (491,959)
                                                                          ------------- --------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
       Personal Retirement Plans ......................................     3,203,379      5,877,266      3,575,326
       MegAnnuity .....................................................       105,113         10,489         70,613
       Adjustable Income Annuity ......................................             -              -              -
    Contract terminations and withdrawal payments:
       Personal Retirement Plans ......................................    (1,387,271)       (91,132)      (650,918)
       MegAnnuity .....................................................       (57,134)        (1,184)        (3,025)
       Adjustable Income Annuity ......................................             -              -              -
    Actuarial adjustments for mortality experience on annuities in payment period:
       Personal Retirement Plans ......................................          (805)             -         (5,630)
       MegAnnuity .....................................................             -              -              -
       Adjustable Income Annuity ......................................             -              -              -
    Annuity benefit payments:
       Personal Retirement Plans ......................................        (6,101)          (125)       (15,524)
       MegAnnuity .....................................................             -              -              -
       Adjustable Income Annuity ......................................             -              -              -
                                                                          ------------- --------------   ------------

Increase in net assets from contract transactions .....................     1,857,181      5,795,314      2,970,842
                                                                          ------------- --------------   ------------

Increase in net assets ................................................     2,650,742      5,075,867      2,478,883

Net assets at the beginning of year ...................................     4,590,925              -        538,052
                                                                          ------------- --------------   ------------

Net assets at the end of year ........................................      7,241,667      5,075,867      3,016,935
                                                                          ------------- --------------   ------------
                                                                          ------------- --------------   ------------

(a) Period from April 24, 1998, commencement of operations, to December 31, 1998.

 See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(1)    ORGANIZATION AND BASIS OF PRESENTATION

       The Variable Annuity Account (the Account), was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life), under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers six types of contracts each consisting of twenty segregated sub-accounts to which contract owners may allocate their purchase payments. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

       The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc. and Templeton Variable Products Series Fund (Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

       Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, and Templeton Developing Markets segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Real Estate Securities Portfolios of the Advantus Series Fund, Inc. and Templeton Developing Markets Fund - Class 2 of the Templeton Variable Products Series Fund, respectively.

       Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. and Advantus Capital Management, Inc. is a wholly-owned subsidiary of Minnesota Life.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       USE OF ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

       INVESTMENTS IN UNDERLYING FUNDS

       Investments in shares of the Underlying Funds are stated at market value, which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

                                       2
                           VARIABLE ANNUITY ACCOUNT

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

       FEDERAL INCOME TAXES

       The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

       CONTRACTS IN ANNUITY PAYMENT PERIOD

       MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:
       Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

       MEGANNUITY:
       Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

       ADJUSTABLE INCOME ANNUITY:
       Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A, using an assumed interest rate of
       4.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

(3)    CONTRACT CHARGES

       MULTIOPTION FLEX/SINGLE/SELECT:
       The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

       A contingent deferred sales charge may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 1999 and 1998 amounted to $4,481,055 and $3,304,803, respectively.

       MULTIOPTION CLASSIC/ACHIEVER:
       The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

       A contingent deferred sales charge may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first seven years or first ten years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. There were no sales charges deducted from redemption proceeds for the year ended December 31, 1999.

                                       3
                           VARIABLE ANNUITY ACCOUNT

(3)    CONTRACT CHARGES - CONTINUED

       MEGANNUITY:
       The administrative charge paid to Minnesota Life is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than .35 percent of the average daily net assets of the Account.

       Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to
       3.5 percent depending on the applicable state law. No premium taxes were deducted from purchase payments for the years ended December 31, 1999 and 1998.

       ADJUSTABLE INCOME ANNUITY:
       The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account.

       The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the administrative charge may be increased to not more than .40 percent of the average daily net assets of the Account.

       Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid to Minnesota Life:

             A sales charge ranging from 3.75 to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 1999 and 1998 amounted to $9,925 and $111,222, respectively.

             A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 1999 and 1998 amounted to $119,048 and $30,895, respectively.

             A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 1999 and 1998 amounted to $3,773 and $121, respectively.

                                       4
                           VARIABLE ANNUITY ACCOUNT

(4)    INVESTMENT TRANSACTIONS

       The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1999:


                                                              1999
                                                         ---------------
       Growth Portfolio .................................$ 63,135,218
       Bond Portfolio ...................................  33,877,637
       Money Market Portfolio ........................... 144,426,447
       Asset Allocation Portfolio ....................... 133,366,190
       Mortgage Securities Portfolio ....................  31,163,691
       Index 500 Portfolio .............................. 123,393,064
       Capital Appreciation Portfolio ...................  67,261,540
       International Stock Portfolio ....................  40,273,654
       Small Company Growth Portfolio ...................  17,622,024
       Maturing Government Bond 1998 Portfolio ..........           -
       Maturing Government Bond 2002 Portfolio ..........   5,491,222
       Maturing Government Bond 2006 Portfolio ..........   2,092,541
       Maturing Government Bond 2010 Portfolio ..........   2,276,355
       Value Stock Portfolio ............................  23,793,149
       Small Company Value Portfolio.....................   4,378,296
       Global Bond Portfolio.............................   6,850,146
       Index 400 Mid-Cap Portfolio ......................   8,575,958
       Macro-Cap Value Portfolio ........................  10,439,196
       Micro-Cap Growth Portfolio .......................  10,142,756
       Real Estate Securities Portfolio .................   1,243,086
       Templeton Developing Markets Fund ................  31,831,641

                                       5
                           VARIABLE ANNUITY ACCOUNT

(5)    UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT

       Transactions in units for each segregated sub-account for the years ended December 31, 1999 and 1998 were as follows:

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                        --------------------------------------------------------------------
                                                                                       MONEY         ASSET        MORTGAGE
                                                           GROWTH         BOND         MARKET      ALLOCATION    SECURITIES
                                                        ------------  ------------  ------------  ------------  ------------

        Units outstanding at
           December 31, 1997 .........................   44,705,247    43,266,404    19,804,841    119,491,402   34,751,197
              Contract purchase
                 payments ............................   11,145,679    16,757,246    43,552,011     19,570,064   14,779,503
              Deductions for contract
                 terminations, withdrawal
                 payments and charges ................   (8,045,075)   (8,682,491)  (35,397,177)   (18,688,238)  (8,023,362)
                                                        ------------  ------------  ------------  ------------  ------------
        Units outstanding at
           December 31, 1998 .........................   47,805,851    51,341,159    27,959,675    120,373,228   41,507,338
              Contract purchase
                 payments ............................    9,013,901     8,746,000    56,607,809     19,260,225   10,151,505
             Deductions for contract
                terminations, withdrawal
                payments and charges .................   (7,603,095)  (11,627,689)  (43,366,868)   (18,111,054) (10,721,250)
                                                        ------------  ------------  ------------  ------------  ------------
        Units outstanding at
           December 31, 1999 .........................   49,216,657    48,459,470    41,200,616    121,522,399   40,937,593
                                                        ------------  ------------  ------------  ------------  ------------
                                                        ------------  ------------  ------------  ------------  ------------

                                                                       SEGREGATED SUB-ACCOUNTS
                                                        -------------------------------------------------------
                                                                                                       SMALL
                                                           INDEX        CAPITAL     INTERNATIONAL     COMPANY
                                                            500       APPRECIATION     STOCK          GROWTH
                                                        ------------  ------------  -------------  ------------
        Units outstanding at
           December 31, 1997 .........................   54,579,265    53,582,481    103,600,602    68,590,765
              Contract purchase
                 payments ............................   15,789,448     8,967,037     17,507,237    15,655,645
              Deductions for contract
                 terminations, withdrawal
                 payments and charges ................  (10,100,150)   (8,655,037)   (21,151,100)  (14,456,560)
                                                        ------------  ------------  -------------  ------------
        Units outstanding at
           December 31, 1998 .........................   60,268,563    53,894,481     99,956,739    69,789,850
              Contract purchase
                 payments ............................   16,766,526     6,273,116     10,351,698     8,682,270
              Deductions for contract
                 terminations, withdrawal
                 payments and charges ................  (12,299,226)  (10,441,711)   (20,324,515)   (16,750,196)
                                                        ------------  ------------  -------------  ------------
        Units outstanding at
           December 31, 1999 .........................   64,735,863    49,725,886     89,983,922     61,721,924
                                                        ------------  ------------  -------------  ------------
                                                        ------------  ------------  -------------  ------------

                           VARIABLE ANNUITY ACCOUNT


(5)    UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT
        - CONTINUED
       -------------------------------------------------------------------------



                                                                SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------
                                          MATURING      MATURING      MATURING                      SMALL
                                         GOVERNMENT     GOVERNMENT    GOVERNMENT       VALUE        COMPANY
                                         BOND 2002      BOND 2006     BOND 2010        STOCK        VALUE
                                      -------------   ------------- ------------- -------------- -------------
Units outstanding at
   December 31, 1997 ...............   2,938,848         2,665,421     2,017,743     68,251,135     4,822,504
     Contract purchase
        payments ...................   1,966,007         2,048,990     1,948,023     20,251,001     5,908,905
     Deductions for contract
        terminations, withdrawal
        payments and charges ........   (377,892)         (833,184)     (919,654)   (18,520,135)   (3,175,808)
                                      -----------     ------------    ----------  -------------  ------------
Units outstanding
   December 31, 1998 ...............   4,526,963         3,881,227     3,046,112     69,982,001     7,555,601
     Contract purchase
        payments ...................   1,794,875         1,057,788     1,311,371      8,642,347     4,423,543
     Deductions for contract
        terminations, withdrawal
        payments and charges .......  (1,231,344)       (1,162,822)   (1,277,639)   (17,394,008)   (1,556,437)
                                      -----------     ------------    ----------  -------------  ------------
Units outstanding at
   December 31, 1999 ...............   5,090,494         3,776,193     3,079,844     61,230,340    10,422,707
                                      ==========      ============    ==========  =============  ============


                                                                           SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------------
                                                                                                         REAL           TEMPLETON
                                         GLOBAL         INDEX 400      MACRO-CAP        MICRO-CAP       ESTATE          DEVELOPING
                                          BOND           MID-CAP         VALUE           GROWTH       SECURITIES         MARKETS
                                     --------------   -------------  -------------   ------------- --------------  --------------
Units outstanding at
   December 31, 1997 ...............    25,083,345       5,020,041      5,003,390       5,019,479              -         724,374
     Contract purchase
        payments ...................     4,365,049       5,194,349      5,753,309       3,282,037      5,998,094       5,312,035
     Deductions for contract
        terminations, withdrawal
        payments and charges .......    (2,607,087)     (2,435,110)    (2,270,829)     (1,378,864)      (110,703)     (1,127,977)
                                     --------------   -------------  -------------   ------------- --------------  --------------
Units outstanding at
   December 31, 1998 ...............    26,841,307       7,779,280      8,485,870       6,922,652      5,887,391       4,908,432
     Contract purchase
        payments ...................     4,935,728       5,548,904      7,490,929       6,292,561      1,053,185       6,838,408
     Deductions for contract
        terminations, withdrawal
        payments and charges .......   (2,794,846)      (1,546,758)    (1,700,092)     (1,223,071)      (698,502)     (1,929,494)
                                     --------------   -------------  -------------   ------------- --------------  --------------
Units outstanding at
   December 31, 1999 ................   28,982,189      11,781,426     14,276,707      11,992,142      6,242,074       9,817,346
                                     ==============   =============  =============   ============= ==============  ==============


                                   VARIABLE ANNUITY ACCOUNT


(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
        CLASSIC/ACHIEVER

        Transactions in units for each segregated sub-account for the year ended December 31, 1999 were as follows:



                                                             SEGREGATED SUB-ACCOUNTS
                                       ----------------------------------------------------------------
                                                                  MONEY       ASSET         MORTGAGE
                                          GROWTH       BOND      MARKET     ALLOCATION     SECURITIES
                                       ----------- ----------- ----------   -----------   -------------
Units outstanding at
   December 31, 1998...................        -           -             -            -               -
     Contract purchase
       payments........................ 1,609,477     766,440     3,993,816    4,265,438         989,144
     Deductions for contract
       terminations, withdrawal
       payments and charges............      (518)       (588)     (620,941)    (969,313)            (71)
                                       ----------  ----------  ------------ ------------  --------------
Units outstanding at
   December 31, 1999................... 1,608,959     765,852     3,372,875    3,296,125         989,073
                                       ==========  ==========   ===========  ===========   =============


                                                           SEGREGATED SUB-ACCOUNTS
                                        ---------------------------------------------------------------
                                                                                   SMALL      MATURING
                                          INDEX      CAPITAL       INTERNATIONAL   COMPANY    GOVERNMENT
                                           500     APPRECIATION        STOCK       GROWTH     BOND 2002
                                        --------- --------------- -------------- ----------- ------------
Units outstanding at
   December 31, 1998...................                   -               -           -            -
     Contract purchase
       payments........................ 2,039,531     602,909         888,642      503,561       21,585
     Deductions for contract
       terminations, withdrawal
       payments and charges............      (572)        -               -           -            -
                                         -------- --------------  ------------ ----------- ------------
Units outstanding at
   December 31, 1999..................  2,038,959     602,909         888,642      503,561       21,585
                                        ========= ==============  ============ =========== ============


                                                            SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------
                                           MATURING      MATURING                 SMALL
                                          GOVERNMENT    GOVERNMENT     VALUE     COMPANY     GLOBAL
                                          BOND 2006     BOND 2010      STOCK      VALUE       BOND
                                       --------------  -----------  ---------- ---------  -----------
Units outstanding at
   December 31, 1998...................           -             -           -          -          -
     Contract purchase
       payments........................     102,972         4,254     392,479    179,591    342,453
     Deductions for contract
       terminations, withdrawal
       payments and charges............           -             -           -       (325)         -
                                        ------------   ----------   --------- -----------  --------
Units outstanding at
   December 31, 1999...................     102,972         4,254     392,479    179,266    342,453
                                        ============   ==========   ========= ==========   ========


                                                               SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------
                                                                                  REAL       TEMPLETON
                                         INDEX 400    MACRO-CAP   MICRO-CAP      ESTATE      DEVELOPING
                                          MID-CAP       VALUE       GROWTH     SECURITIES     MARKETS
                                        -----------  ----------   ----------  -----------   ----------
Units outstanding at
   December 31, 1998....................         -           -           -            -             -
     Contract purchase
       payments........................    398,475     236,331     420,716       17,691       268,416
     Deductions for contract
       terminations, withdrawal
       payments and charges...........           -           -           -            -          (184)
                                        ----------- ------------  ----------  ------------  ----------
Units outstanding at
   December 31, 1999...................    398,475     236,331     420,716       17,691       268,232
                                        =========== ============  ==========  ============  ===========


                                                    VARIABLE ANNUITY ACCOUNT

(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS -
        MEGANNUITY

        Transactions in units for each segregated sub-account for the years ended December 31, 1999 and 1998 were as follows:


                                                            SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------
                                                                              MONEY             ASSET           MORTGAGE
                                         GROWTH             BOND             MARKET          ALLOCATION        SECURITIES
                                       ----------        -----------      ------------     -------------      ----------
Units outstanding at
   December 31, 1997...............    1,394,064         1,545,276           625,617         1,806,441           484,707
     Contract purchase
       payments...................       657,711           972,566         1,947,732           546,207           395,612
     Deductions for contract
       terminations, withdrawal
       payments and charges......       (423,308)         (354,976)       (1,109,635)         (365,486)         (194,240)
                                       ----------        -----------     -------------     -------------      ----------
Units outstanding at
   December 31, 1998.............      1,628,467         2,162,866         1,463,714         1,987,162           686,079
     Contract purchase
       payments..................        545,679           646,495        22,001,268           465,525           272,542
     Deductions for contract
       terminations, withdrawal
       payments and charges.......      (400,427)         (570,961)      (22,289,191)         (374,401)          (79,722)
                                       ----------        -----------     -------------     -------------      ----------
Units outstanding at
   December 31, 1999..............     1,773,719         2,238,400         1,175,791         2,078,286           878,899
                                      ===========       ============     =============     =============      ==========

                                                          SEGREGATED SUB-ACCOUNTS
                                       --------------------------------------------------------------
                                                                                                SMALL
                                          INDEX            CAPITAL        INTERNATIONAL        COMPANY
                                           500          APPRECIATION          STOCK            GROWTH
                                       ---------        ------------       ------------      ---------

Units outstanding at
   December 31, 1997.............      2,786,221         1,768,498         2,966,962         1,504,543
     Contract purchase
       payments..................        822,830           321,369           497,133           588,895
     Deductions for contract
       terminations, withdrawal
       payments and charges.......      (828,745)         (289,215)         (999,182)         (411,648)
                                       ---------        ------------       ------------      ---------
Units outstanding at
   December 31, 1998.............      2,780,306         1,800,652         2,464,913         1,681,790

     Contract purchase
       payments...................     1,111,383           301,006           431,585           483,647
     Deductions for contract
       terminations, withdrawal
       payments and charges.......      (953,098)         (503,340)         (834,346)         (587,822)
                                       ---------        ------------       ------------      ---------
Units outstanding at
   December 31, 1999...............    2,938,591         1,598,318         2,062,152         1,577,615
                                      ===========       ============     =============     =============


                                    VARIABLE ANNUITY ACCOUNT

(5)     UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED


                                                                      SEGREGATED SUB-ACCOUNTS
                                              ---------------------------------------------------------------------
                                               MATURING       MATURING       MATURING                       SMALL
                                              GOVERNMENT     GOVERNMENT     GOVERNMENT        VALUE        COMPANY
                                               BOND 2002      BOND 2006      BOND 2010        STOCK         VALUE
                                              -----------    ----------     -----------     ---------      ---------
Units outstanding at
   December 31, 1997.................            272,962        117,035        109,462      1,500,040       215,169
     Contract purchase
       payments......................             72,286        112,281         14,766        590,073       152,448
     Deductions for contract
       terminations, withdrawal
       payments and charges..........             (6,111)        (6,280)       (16,825)      (829,771)       (6,269)
                                              -----------    ----------     -----------     ---------      ---------
Units outstanding at
   December 31, 1998..................           339,137        223,036        107,403      1,260,342       361,348
     Contract purchase
       payments.......................         1,798,442         48,690              -        281,549       143,713
     Deductions for contract
       terminations, withdrawal
       payments and charges...........            (3,410)        (2,803)             -       (503,682)     (291,715)
                                              -----------    ----------     -----------     ---------      ---------
Units outstanding at
   December 31, 1999..................         2,134,169        268,923        107,403      1,038,209       213,346
                                              ===========    ==========     ===========     =========      =========


                                                                      SEGREGATED SUB-ACCOUNTS
                                              ------------------------------------------------------------------------------
                                                                                                       REAL      TEMPLETON
                                                GLOBAL    INDEX 400      MACRO-CAP       MICRO-CAP     ESTATE    DEVELOPING
                                                 BOND      MID-CAP       VALUE            GROWTH     SECURITIES   MARKETS
                                              ---------   ----------   -----------       ---------   ----------  ------------
Units outstanding at
   December 31, 1997..................          15,173        9,788      39,998            18,000            -         33,388
     Contract purchase
       payments.......................          42,386      225,451      60,652           119,408       13,452        104,594
     Deductions for contract
       terminations, withdrawal
       payments and charges...........         (14,916)     (17,626)     (3,069)          (65,814)      (1,428)        (5,765)
                                              ---------   ----------   -----------       ---------   ----------  ------------
Units outstanding at
   December 31, 1998..................          42,643      217,613      97,581            71,594       12,024        132,217
     Contract purchase
       payments.......................          84,240      164,052     252,625           157,939       55,427     33,973,859
     Deductions for contract
       terminations, withdrawal
       payments and charges............         (1,025)    (106,599)    (10,669)           (2,350)      (2,614)   (33,721,543)
                                              ---------   ----------   -----------       ---------   ----------  ------------
Units outstanding at
   December 31, 1999...................        125,858      275,066     339,537           227,183       64,837        384,533
                                              =========   ==========   ============      =========   ==========  ============


                           VARIABLE ANNUITY ACCOUNT


(6)    FINANCIAL HIGHLIGHTS - MULTIOPTION FLEX/SINGLE/SELECT
       -----------------------------------------------------

       The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

       GROWTH
       ------


                                                                                           YEAR ENDED DECEMBER 31,
                                                                        -----------------------------------------------------------
                                                                         1999         1998          1997         1996        1995
                                                                        -------     --------      --------     -------     -------
        Unit value, beginning of year ................................  $   5.34        4.01         3.04         2.63        2.14
                                                                        --------    --------      --------     -------     -------

        Income (loss) from investment operations:

           Net investment income (loss) ...............................     (.05)       (.02)        (.02)       (.01)        (.01)
           Net gains or losses on securities
             (both realized and unrealized)............................     1.33        1.35          .99         .42          .50
                                                                        --------    --------      --------     -------     -------

              Total from investment operations.........................     1.28        1.33          .97         .41          .49
                                                                        --------    --------      --------     -------     -------
        Unit value, end of year........................................ $   6.62        5.34         4.01        3.04         2.63
                                                                        --------     -------      --------     -------     -------
                                                                        --------     -------      --------     -------     -------


                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       BOND
       ----


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------

        Unit value, beginning of year................................   $  2.48         2.37        2.19       2.15        1.82
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:

            Net investment income ...................................       .10          .10         .09        .08         .04
            Net gains or losses on securities
              (both realized and unrealized) ........................      (.20)         .01         .09       (.04)        .29
                                                                        --------     -------     -------    -------     -------
              Total from investment operations.......................      (.10)         .11         .18        .04         .33
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year......................................   $  2.38         2.48        2.37       2.19        2.15
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       MONEY MARKET
       ------------


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------

        Unit value, beginning of year .................................  $  1.69        1.63        1.57       1.52        1.46
                                                                        --------     -------     -------    -------     -------
        Income from investment operations:

           Net investment income ......................................      .06         .06         .06        .05         .06
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .06         .06         .06        .05         .06
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year .......................................  $  1.75        1.69        1.63       1.57        1.52
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       ASSET ALLOCATION
       ----------------



                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------

        Unit value, beginning of year.................................. $  3.96         3.25        2.76       2.49        2.01
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:

            Net investment income......................................      .13         .05         .04        .04         .04
            Net gains or losses on securities
               (both realized and unrealized)..........................      .42         .66         .45        .23         .44
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .55         .71         .49        .27         .48
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year........................................ $   4.51        3.96        3.25       2.76        2.49
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       MORTGAGE SECURITIES
       -------------------


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------


        Unit value, beginning of year................................... $  2.28        2.17        2.01       1.93        1.66
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:
            Net investment income.......................................     .11         .09         .10        .10         .10
            Net gains or losses on securities
               (both realized and unrealized)...........................    (.09)        .02         .06       (.02)        .17
                                                                        --------     -------     -------    -------     -------
               Total from investment operations.........................     .02         .11         .16        .08         .27
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year ........................................ $  2.30        2.28        2.17       2.01        1.93
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

        -----------------------------------------------------------------

        INDEX 500
        ---------


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------
        Unit value, beginning of year.................................. $   4.81        3.81        2.91       2.43       1.79
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:

            Net investment income (loss)...............................      .02        (.02)       (.01)       --         .01
            Net gains or losses on securities
               (both realized and unrealized)..........................      .89        1.02         .91        .48        .63
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .91        1.00         .90        .48        .64
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year........................................ $   5.72        4.81        3.81       2.91       2.43
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       CAPITAL APPRECIATION
       --------------------


                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------
        Unit value, beginning of year................................... $  4.79        3.71        2.93       2.52        2.08
                                                                        --------     -------     -------    -------     -------
        Income from investment operations:

            Net investment loss.........................................    (.06)       (.05)       (.04)      (.03)       (.03)
            Net gains or losses on securities (both
               realized and unrealized).................................    1.03        1.13         .82        .44         .47
                                                                        --------     -------     -------    -------     -------
               Total from investment operations.........................     .97        1.08         .78        .41         .44
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year......................................... $  5.76        4.79        3.71       2.93        2.52
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       INTERNATIONAL STOCK
       -------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------
        Unit value, beginning of year................................... $  2.01        1.91        1.73       1.46        1.30
                                                                        --------     -------     -------    -------     -------
        Income (loss) from investment operations:

            Net investment income (loss)................................     .03         .03         .03        .02        (.02)
            Net gains or losses on securities
               (both realized and unrealized)...........................     .37         .07         .15        .25         .18
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .40         .10         .18        .27         .16
                                                                        --------     -------     -------    -------     -------
        Unit value, end of year........................................  $  2.41        2.01        1.91       1.73        1.46
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                           VARIABLE ANNUITY ACCOUNT

       -----------------------------------------------------------------

       SMALL COMPANY GROWTH
       --------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                          1999        1998        1997       1996        1995
                                                                        --------     -------     -------    -------     -------
        Unit value, beginning of period................................  $  1.78        1.78        1.67      1.59       1.22
                                                                        --------     -------     -------    -------     -------
        Income from investment operations:

           Net investment loss.........................................     (.02)       (.02)       (.02)     (.02)      (.02)

           Net gains or losses on securities
               (both realized and unrealized)..........................      .80         .02         .13       .10        .39
                                                                        --------     -------     -------    -------     -------
               Total from investment operations........................      .78           -         .11       .08        .37
                                                                        --------     -------     -------    -------     -------
        Unit value, end of period .....................................  $  2.56        1.78        1.78      1.67       1.59
                                                                        --------     -------     -------    -------     -------
                                                                        --------     -------     -------    -------     -------

                              VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MATURING GOVERNMENT BOND 2002
     -----------------------------



                                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                   ----------   ---------   --------   ----------   ----------
Unit value, beginning of period ................    $ 1.40        1.29        1.21        1.20         .97
                                                   ----------   ---------   --------   ----------   ----------
Income (loss) from investment operations:

    Net investment income ......................       .04         .07         .05         .06         .06
    Net gains or losses on securities
     (both realized and unrealized) ............      (.07)        .04         .03        (.05)        .17
                                                   ----------   ---------   --------   ----------   ----------
       Total from investment operations ........      (.03)        .11         .08         .01         .23
                                                   ----------   ---------   --------   ----------   ----------
Unit value, end of period ......................    $ 1.37        1.40        1.29        1.21        1.20
                                                   ----------   ---------   --------   ----------   ----------
                                                   ----------   ---------   --------   ----------   ----------

                             VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MATURING GOVERNMENT BOND 2006
     -----------------------------


                                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                   ----------   ---------   --------   ----------   ----------
Unit value, beginning of period ................   $  1.57        1.39        1.25        1.28         .96
                                                   ----------   ---------   --------   ----------   ----------
Income (loss) from investment operations:

   Net investment income .......................       .07         .08         .05         .06         .06
   Net gains or losses on securities
    (both realized and unrealized) .............      (.21)        .10         .09        (.09)        .26
                                                   ----------   ---------   --------   ----------   ----------
      Total from investment operations .........      (.14)        .18         .14        (.03)        .32
                                                   ----------   ---------   --------   ----------   ----------
Unit value, end of period ......................   $  1.43        1.57        1.39        1.25        1.28
                                                   ----------   ---------   --------   ----------   ----------
                                                   ----------   ---------   --------   ----------   ----------

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MATURING GOVERNMENT BOND 2010
     -----------------------------



                                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                   ----------   ---------   --------   ----------   ----------

Unit value, beginning of period ................   $ 1.66         1.47        1.27        1.33         .95
                                                   ----------   ---------   --------   ----------   ----------
Income (loss) from investment operations:

    Net investment income (loss)  ..............      .05          .05         .04        (.02)        .06
    Net gains or losses on securities
     (both realized and unrealized) ............     (.26)         .14         .16        (.04)        .32
                                                   ----------   ---------   --------   ----------   ----------

       Total from investment operations ........     (.21)         .19         .20        (.06)        .38
                                                   ----------   ---------   --------   ----------   ----------
Unit value, end of period ......................  $  1.45         1.66        1.47        1.27        1.33
                                                   ----------   ---------   --------   ----------   ----------
                                                   ----------   ---------   --------   ----------   ----------

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     VALUE STOCK
     -----------



                                                                         YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                   ----------   ---------   --------   ----------   ----------
Unit value, beginning of period ................   $ 2.14         2.13        1.78        1.38        1.05
                                                   ----------   ---------   --------   ----------   ----------
Income from investment operations:

    Net investment income (loss) ...............      .03         (.03)          -           -           -
    Net gains or losses on securities
     (both realized and unrealized) ............     (.05)         .04         .35         .40         .33
                                                   ----------   ---------   --------   ----------   ----------
       Total from investment operations ........     (.02)         .01         .35         .40         .33
                                                   ----------   ---------   --------   ----------   ----------
Unit value, end of period ......................   $ 2.12         2.14        2.13        1.78        1.38
                                                   ----------   ---------   --------   ----------   ----------
                                                   ----------   ---------   --------   ----------   ----------


                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     SMALL COMPANY VALUE
     -------------------





                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 1, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period ..........................................    $ .95           1.03                  1.00
                                                                           -----------    ------------        ---------------
Income from investment operations:

    Net investment income (loss)  .......................................         -              -                     -
    Net gains or losses on securities (both realized and unrealized) ....      (.04)          (.08)                  .03
                                                                           -----------    ------------        ---------------
       Total from investment operations .................................      (.04)          (.08)                  .03
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................     $ .91            .95                  1.03
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     GLOBAL BOND
     -----------


                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 1, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period .........................................   $  1.14           1.00                  1.00
                                                                           -----------    ------------        ---------------

Income from investment operations:

    Net investment income (loss)  .......................................       .02            .06                   .01
    Net gains or losses on securities (both realized and unrealized) ....      (.12)           .08                  (.01)
                                                                           -----------    ------------        ---------------

       Total from investment operations .................................      (.10)           .14                     -
                                                                           -----------    ------------        ---------------

Unit value, end of period ...............................................    $ 1.04           1.14                  1.00
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------

* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     INDEX 400 MID-CAP
     -----------------





                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 1, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period .........................................  $ 1.16             1.00                 1.00
                                                                           -----------    ------------        ---------------
Income from investment operations:

    Net investment income (loss)  .......................................    (.01)               -                    -
    Net gains or losses on securities (both realized and unrealized) ....     .17              .16                    -
                                                                           -----------    ------------        ---------------
       Total from investment operations .................................     .16              .16                    -
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................  $ 1.32             1.16                 1.00
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MACRO-CAP VALUE
     ---------------






                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 15, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period .........................................  $ 1.18              .98                 1.00
                                                                           -----------    ------------        ---------------
Income (loss) from investment operations:

    Net investment income ...............................................    (.01)            (.01)                   -
    Net gains or losses on securities (both realized and unrealized) ....     .07              .21                 (.02)
                                                                           -----------    ------------        ---------------
        Total from investment operations ................................     .06              .20                 (.02)
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................   $ 1.24            1.18                  .98
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------

* Inception of the segregated sub-account was October 15, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     MICRO-CAP GROWTH
     ----------------





                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 1, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------


Unit value, beginning of period .........................................  $  1.02             .91                  1.00
                                                                           -----------    ------------        ---------------
Income (loss) from investment operations:

    Net investment loss .................................................     (.02)           (.01)                 (.01)
    Net gains or losses on securities (both realized and unrealized) ....     1.51             .12                  (.08)
                                                                           -----------    ------------        ---------------
       Total from investment operations .................................     1.49             .11                  (.09)
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................  $  2.51            1.02                   .91
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------

* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     REAL ESTATE SECURITIES
     ----------------------



                                                                               YEAR             PERIOD FROM
                                                                               ENDED           APRIL 24, 1998 *
                                                                            DECEMBER 31,        TO DECEMBER
                                                                               1999               31, 1998
                                                                           --------------     -----------------

Unit value, beginning of period .........................................   $  .86                  1.00
                                                                           --------------     -----------------
Income (loss) from investment operations:

    Net investment income ...............................................      .03                   .03
    Net gains or losses on securities (both realized and unrealized) ....     (.08)                 (.17)
                                                                           --------------     -----------------
       Total from investment operations .................................     (.05)                 (.14)
                                                                           --------------     -----------------
Unit value, end of period ..............................................    $  .81                   .86
                                                                           --------------     -----------------
                                                                           --------------     -----------------


* Inception of the segregated sub-account was April 24, 1998, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT

     -----------------------------------------------------------------

     TEMPLETON DEVELOPING MARKETS
     ----------------------------





                                                                                                                PERIOD FROM
                                                                             YEAR ENDED DECEMBER 31,          OCTOBER 2, 1997*
                                                                           ---------------------------          TO DECEMBER
                                                                              1999            1998                31, 1997
                                                                           -----------    ------------        ---------------

Unit value, beginning of period .........................................  $  .54              .69                   1.00
                                                                           -----------    ------------        ---------------
Income (loss) from investment operations:

    Net investment income ...............................................       -                -                      -
    Net gains or losses on securities (both realized and unrealized) ....     .28             (.15)                   (.31)
                                                                           -----------    ------------        ---------------
        Total from investment operations ................................     .28             (.15)                   (.31)
                                                                           -----------    ------------        ---------------
Unit value, end of period ...............................................  $  .82              .54                     .69
                                                                           -----------    ------------        ---------------
                                                                           -----------    ------------        ---------------



* Inception of the segregated sub-account was October 2, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                            VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - MULTIOPTION CLASSIC/ACHIEVER
     ---------------------------------------------------

The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods from September 9, 1999, commencement of the operations, to December 31, 1999:


                                                                              SEGREGATED SUB-ACCOUNT
                                               --------------------------------------------------------------------------------
                                                                    MONEY      ASSET        MORTGAGE      INDEX       CAPITAL
                                                GROWTH     BOND     MARKET   ALLOCATION    SECURITIES      500     APPRECIATION
                                               --------   ------   -------  ------------  ------------   -------  -------------


Unit value, beginning of period ............   $ 1.00      1.00      1.00      1.00           1.00         1.00     1.00
                                               --------   ------   -------  ------------  ------------   -------  -------------
Income (loss) from investment operations:

   Net investment income (loss) ............       -          -       .01       .07              -          .02     (.01)
   Net gains or losses on securities
    (both realized and unrealized) .........      .17         -         -       .03              -          .07      .28
                                               --------   ------   -------  ------------  ------------   -------  -------------
       Total from investment operations ....      .17         -       .01       .10              -          .09      .27
                                               --------   ------   -------  ------------  ------------   -------  -------------
Unit value, end of year ....................   $ 1.17      1.00      1.01      1.10           1.00         1.09     1.27
                                               --------   ------   -------  ------------  ------------   -------  -------------
                                               --------   ------   -------  ------------  ------------   -------  -------------




                                                                              SEGREGATED SUB-ACCOUNT
                                               ---------------------------------------------------------------------------------
                                                                 SMALL     MATURING     MATURING     MATURING             SMALL
                                               INTERNATIONAL    COMPANY   GOVERNMENT   GOVERNMENT   GOVERNMENT   VALUE   COMPANY
                                                   STOCK        GROWTH    BOND 2002     BOND 2006   BOND 2010    STOCK    VALUE
                                               -------------    -------   ----------   ----------   ----------   -----   -------

Unit value, beginning of period ............   $  1.00           1.00        1.00          1.00        1.00       1.00     1.00
                                               -------------    -------   ----------   ----------   ----------   -----   -------
Income (loss) from investment operations:

    Net investment income (loss) ...........         -           (.01)        .23           .22           -        .04      .03
    Net gains or losses on securities
     (both realized and unrealized) ........       .07            .41        (.23)         (.23)       (.02)      (.03)    (.04)
                                               -------------    -------   ----------   ----------   ----------   -----   -------
        Total from investment operations ...       .07            .40           -          (.01)       (.02)       .01     (.01)
                                               -------------    -------   ----------   ----------   ----------   -----   -------
Unit value, end of year ....................   $  1.07           1.40        1.00           .99         .98       1.01      .99
                                               -------------    -------   ----------   ----------   ----------   -----   -------
                                               -------------    -------   ----------   ----------   ----------   -----   -------






                                                                           SEGREGATED SUB-ACCOUNT
                                                 ------------------------------------------------------------------------
                                                                                                      REAL     TEMPLETON
                                                 GLOBAL    INDEX 400    MACRO-CAP      MICRO-CAP     ESTATE    DEVELOPING
                                                  BOND       MID-CAP      VALUE         GROWTH     SECURITIES   MARKETS
                                                 ------   -----------  -----------    -----------  ----------  ----------

Unit value, beginning of period ............     $ 1.00       1.00        1.00          1.00          1.00        1.00
                                                 ------   -----------  -----------    -----------  ----------  ----------
Income (loss) from investment operations:

   Net investment income (loss) ............        .07        .01         .02          (.01)          .18        (.01)
   Net gains or losses on securities
    (both realized and unrealized) .........       (.08)       .08         .02           .81          (.21)        .21
                                                 ------   -----------  -----------    -----------  ----------  ----------
       Total from investment operations ....       (.01)       .09         .04           .80          (.03)        .20
                                                 ------   -----------  -----------    -----------  ----------  ----------
Unit value, end of year ....................      $ .99       1.09        1.04          1.80           .97        1.20
                                                 ------   -----------  -----------    -----------  ----------  ----------
                                                 ------   -----------  -----------    -----------  ----------  ----------


                            VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - MEGANNUITY
     ---------------------------------

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

     GROWTH
     ------




                                                            YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             1999         1998            1997          1996           1995
                                           --------    ---------      -----------    ----------     ---------

Unit value, beginning of year ............. $ 4.22        3.14            2.35          2.01           1.62
                                           --------    ---------      -----------    ----------     ---------
Income from investment operations:

    Net investment income .................    .01         .03             .02           .02            .01
    Net gains on securities
     (both realized and unrealized) .......   1.06        1.05             .77           .32            .38
                                           --------    ---------      -----------    ----------     ---------
       Total from investment operations ...   1.07        1.08             .79           .34            .39
                                           --------    ---------      -----------    ----------     ---------
Unit value, end of year ................... $ 5.29        4.22            3.14          2.35           2.01
                                           --------    ---------      -----------    ----------     ---------
                                           --------    ---------      -----------    ----------     ---------


                            VARIABLE ANNUITY ACCOUNT

      ---------------------------------------------

      BOND
      ----




                                                            YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             1999         1998            1997          1996           1995
                                           --------    ---------      -----------    ----------     ---------
Unit value, beginning of year ............  $ 2.52        2.38           2.18           2.12           1.77
                                           --------    ---------      -----------    ----------     ---------
Income (loss) from investment operations:

    Net investment income ................     .13         .13            .11            .11            .07
    Net gains or losses on securities
     (both realized and unrealized) ......    (.20)        .01            .09           (.05)           .28
                                           --------    ---------      -----------    ----------     ---------
       Total from investment operations ..    (.07)        .14            .20            .06            .35
                                           --------    ---------      -----------    ----------     ---------
Unit value, end of year ..................  $ 2.45        2.52           2.38           2.18           2.12
                                           --------    ---------      -----------    ----------     ---------
                                           --------    ---------      -----------    ----------     ---------


                            VARIABLE ANNUITY ACCOUNT

      ---------------------------------------------

      MONEY MARKET
      ------------




                                                                 YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             1999         1998            1997          1996          1995
                                           --------    ---------      -----------    ----------     ---------
Unit value, beginning of year ...........   $ 1.78        1.70            1.62          1.55           1.47
                                           --------    ---------      -----------    ----------     ---------
Income from investment operations:

    Net investment income ...............      .08         .08             .08           .07            .08
                                           --------    ---------      -----------    ----------     ---------
       Total from investment operations .      .08         .08             .08           .07            .08
                                           --------    ---------      -----------    ----------     ---------
Unit value, end of year .................   $ 1.86        1.78            1.70          1.62           1.55
                                           --------    ---------      -----------    ----------     ---------
                                           --------    ---------      -----------    ----------     ---------




                            VARIABLE ANNUITY ACCOUNT

      ---------------------------------------------

      ASSET ALLOCATION
      ----------------




                                                                 YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                             1999         1998            1997          1996          1995
                                           --------    ---------      -----------    ----------     ---------
Unit value, beginning of year ............  $ 3.71        3.00            2.53          2.25          1.80
                                           --------    ---------      -----------    ----------     ---------
Income (loss) from investment operations:

   Net investment income .................     .17         .08             .08           .08           .06
   Net gains or losses on securities
     (both realized and unrealized) ......     .39         .63             .39           .20           .39
                                           --------    ---------      -----------    ----------     ---------
       Total from investment operations ..     .56         .71             .47           .28           .45
                                           --------    ---------      -----------    ----------     ---------
Unit value, end of year ..................  $ 4.27        3.71            3.00          2.53          2.25
                                           --------    ---------      -----------    ----------     ---------
                                           --------    ---------      -----------    ----------     ---------


                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     MORTGAGE SECURITIES
     -------------------

                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of year ............... $   2.55    2.40     2.20     2.09    1.78
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income ...................      .14     .13      .14      .13     .12
    Net gains or losses on securities
       (both realized and unrealized) .......     (.09)    .02      .06     (.02)    .19
                                                -------  ------   ------   ------  -------

       Total from investment operations .....      .05     .15      .20      .11     .31
                                                -------  ------   ------   ------  -------

Unit value, end of year ..................... $   2.60    2.55     2.40     2.20    2.09
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                              VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     INDEX 500
     ---------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of year ............... $   4.75    3.72     2.81     2.32    1.70
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income ...................      .08     .03      .03      .03     .03
    Net gains or losses on securities
       (both realized and unrealized) .......      .87    1.00      .88      .46     .59
                                                -------  ------   ------   ------  -------

       Total from investment operations .....      .95    1.03      .91      .49     .62
                                                -------  ------   ------   ------  -------

Unit value, end of year ..................... $   5.70    4.75     3.72     2.81    2.32
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     CAPITAL APPRECIATION
     --------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of year ............... $   4.75    3.64     2.84     2.42    1.97
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income (loss) ............     (.01)   (.01)    (.01)       -       -
    Net gains on securities
       (both realized and unrealized) .......     1.03    1.12      .81      .42     .45
                                                -------  ------   ------   ------  -------

       Total from investment operations .....     1.02    1.11      .80      .42     .45
                                                -------  ------   ------   ------  -------

Unit value, end of year ..................... $   5.77    4.75     3.64     2.84    2.42
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     INTERNATIONAL STOCK
     -------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of year ............... $   2.13    2.00     1.79     1.50    1.31
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income (loss) ............      .06     .06      .05      .04      -
    Net gains on securities
       (both realized and unrealized) .......      .39     .07      .16      .25     .19
                                                -------  ------   ------   ------  -------

       Total from investment operations .....      .45     .13      .21      .29     .19
                                                -------  ------   ------   ------  -------

Unit value, end of year ..................... $   2.58    2.13     2.00     1.79    1.50
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                            VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     SMALL COMPANY GROWTH
     --------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of period ............. $   1.86    1.84     1.71     1.60    1.22
                                                -------  ------   ------   ------  -------

Income from investment operations:

    Net investment income ...................      -       -         -        -        -
    Net gains on securities
       (both realized and unrealized) .......      .84     .02      .13      .11     .38
                                                -------  ------   ------   ------  -------

       Total from investment operations .....      .84     .02      .13      .11     .38
                                                -------  ------   ------   ------  -------

Unit value, end of period.................... $   2.70    1.86     1.84     1.71    1.60
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     MATURING GOVERNMENT BOND 2002
     -----------------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------
Unit value, beginning of period ............. $   1.47    1.35     1.24     1.22     .98
                                                -------  ------   ------   ------  -------

Income (loss) from investment operations:

    Net investment income ...................      .20     .08      .06      .15     .07
    Net gains or losses on securities
       (both realized and unrealized) .......     (.21)    .04      .05     (.13)    .17
                                                -------  ------   ------   ------  -------

       Total from investment operations .....     (.01)    .12      .11      .02     .24
                                                -------  ------   ------   ------  -------

Unit value, end of period.................... $   1.46    1.47     1.35     1.24    1.22
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     MATURING GOVERNMENT BOND 2006
     -----------------------------

                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------

Unit value, beginning of period ..............  $ 1.65    1.45     1.29     1.31      .97
                                                -------  ------   ------   ------  -------
Income (loss) from investment operations:

    Net investment income ....................     .10     .11      .06      .07      .07
    Net gains or losses on securities
       (both realized and unrealized) ........    (.23)    .09      .10     (.09)     .27
                                                -------  ------   ------   ------  -------
          Total from investment operations ...    (.13)    .20      .16     (.02)     .34
                                                -------  ------   ------   ------  -------
Unit value, end of period.....................  $ 1.52    1.65     1.45     1.29     1.31
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------



                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     MATURING GOVERNMENT BOND 2010
     -----------------------------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------

Unit value, beginning of period .............   $ 1.75    1.53     1.30     1.35      .96
                                                -------  ------   ------   ------  -------
Income (loss) from investment operations:

    Net investment income ...................      .07     .08      .08        -      .05
    Net gains or losses on securities
     (both realized and unrealized) .........     (.27)    .14      .15     (.05)     .34
                                                -------  ------   ------   ------  -------
        Total from investment operations ....     (.20)    .22      .23     (.05)     .39
                                                -------  ------   ------   ------  -------
Unit value, end of period....................   $ 1.55    1.75     1.53     1.30     1.35
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------


                             VARIABLE ANNUITY ACCOUNT

     ---------------------------------------------

     VALUE STOCK
     -----------


                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                                 1999     1998     1997     1996     1995
                                                -------  ------   ------   ------  -------

Unit value, beginning of period .............   $ 2.25    2.22    1.83      1.40     1.06
                                                -------  ------   ------   ------  -------
Income from investment operations:

    Net investment income ...................      .06       -     .03       .02      .01
    Net gains on securities (both
     realized and unrealized) ...............     (.06)    .03     .36       .41      .33
                                                -------  ------   ------   ------  -------
       Total from investment operations .....        -     .03     .39       .43      .34
                                                -------  ------   ------   ------  -------
Unit value, end of period....................   $ 2.25    2.25    2.22      1.83     1.40
                                                -------  ------   ------   ------  -------
                                                -------  ------   ------   ------  -------

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     SMALL COMPANY VALUE
     -------------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------
Unit value, beginning of period ...................    $ .94         1.01            1.00
                                                       -------      ------     ---------------
Income from investment operations:

    Net investment income  ........................      .01          .02               -
    Net gains or losses on securities
     (both realized and unrealized) ...............     (.04)        (.09)            .01
                                                       -------      ------     ---------------
         Total from investment operations .........     (.03)        (.07)            .01
                                                       -------      ------     ---------------
Unit value, end of period..........................    $ .91          .94            1.01
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------



* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     GLOBAL BOND
     -----------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------

Unit value, beginning of period ...................    $ 1.15        .99             1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income  ........................       .04        .07              .01
    Net gains or losses on securities
     (both realized and unrealized) ...............      (.13)       .09             (.02)
                                                       -------      ------     ---------------
       Total from investment operations ...........      (.09)       .16             (.01)
                                                       -------      ------     ---------------
Unit value, end of period..........................    $ 1.06       1.15              .99
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     INDEX 400 MID-CAP
     -----------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------

Unit value, beginning of period ....................    $ 1.15        .99             1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income  .........................         -        .01                -
    Net gains or losses on securities
     (both realized and unrealized) ................       .19        .15             (.01)
                                                       -------      ------     ---------------
        Total from investment operations ...........       .19        .16             (.01)
                                                       -------      ------     ---------------
Unit value, end of period...........................    $ 1.34       1.15              .99
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     MACRO-CAP VALUE
     ---------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------

Unit value, beginning of period ...................    $ 1.20         .99             1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income .........................       .01         .01              .01
    Net gains or losses on securities
     (both realized and unrealized) ...............       .07         .20             (.02)
                                                       -------      ------     ---------------
        Total from investment operations ..........       .08         .21             (.01)
                                                       -------      ------     ---------------
Unit value, end of period..........................    $ 1.28        1.20              .99
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------


* Inception of the segregated sub-account was October 15, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     MACRO-CAP GROWTH
     ----------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------

Unit value, beginning of period ...................     $ .95         .84            1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income .........................         -           -               -
    Net gains or losses on securities
     (both realized and unrealized) ...............      1.41         .11            (.16)
                                                       -------      ------     ---------------
        Total from investment operations ..........      1.41         .11            (.16)
                                                       -------      ------     ---------------
Unit value, end of period..........................     $2.36         .95             .84
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------


* Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     REAL ESTATES SECURITIES
     -----------------------




                                                       YEAR          PERIOD FROM
                                                       ENDED        APRIL 1, 1998*
                                                    DECEMBER 31,     TO DECEMBER
                                                       1999           31, 1998
                                                    -----------     -------------
Unit value, beginning of period ...................       $ .85              1.00
                                                    -----------     -------------
Income (loss) from investment operations:

    Net investment income .........................         .08               .08
    Net gains or losses on securities
     (both realized and unrealized) ...............       (.11)             (.23)
                                                    -----------     -------------
       Total from investment operations ...........       (.03)             (.15)
                                                    -----------     -------------
Unit value, end of period..........................       $ .82               .85
                                                    -----------     -------------
                                                    -----------     -------------

* Inception of the segregated sub-account was April 1, 1998, when the units became effectively registered under the Securities Exchange Act of 1933.

                             VARIABLE ANNUITY ACCOUNT

     ----------------------------------------------

     TEMPLETON DEVELOPING MARKETS
     ----------------------------





                                                                                  PERIOD FROM
                                                       YEAR ENDED DECEMBER 31,  OCTOBER 1, 1997*
                                                       ----------------------     TO DECEMBER
                                                         1999        1998          31, 1997
                                                       -------      ------     ---------------
Unit value, beginning of period .....................   $ .55         .70             1.00
                                                       -------      ------     ---------------
Income (loss) from investment operations:

    Net investment income  ..........................       -         .01                -
    Net gains or losses on securities
     (both realized and unrealized) .................     .29        (.16)            (.30)
                                                       -------      ------     ---------------
        Total from investment operations ............     .29        (.15)            (.30)
                                                       -------      ------     ---------------
Unit value, end of period............................   $ .84         .55              .70
                                                       -------      ------     ---------------
                                                       -------      ------     ---------------

* Inception of the segregated sub-account was October 2, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
February 11, 2000

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 1999 and 1998
                                     Assets

                                                         1999        1998
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,868,584 and $4,667,688)                        $ 4,803,568 $ 4,914,012
   Held-to-maturity, at amortized cost (fair value
    $968,852 and $1,161,784)                              974,814   1,086,548
  Equity securities, at fair value (cost $587,014 and
   $579,546)                                              770,269     749,800
  Mortgage loans, net                                     696,672     681,219
  Real estate, net                                         36,793      38,530
  Finance receivables, net                                134,812     163,411
  Policy loans                                            237,335     226,409
  Short-term investments                                   93,993     136,435
  Private equities                                        284,797     160,958
  Other invested assets                                    53,919     100,667
                                                      ----------- -----------
   Total investments                                    8,086,972   8,257,989

  Cash                                                    116,803     175,660
  Deferred policy acquisition costs                       713,217     564,382
  Accrued investment income                                93,385      86,974
  Premiums receivable, net                                 94,171      62,609
  Property and equipment, net                              59,223      67,448
  Reinsurance recoverables                                194,940     176,683
  Other assets                                             64,256      61,183
  Separate account assets                               8,931,456   6,994,752
                                                      ----------- -----------
     Total assets                                     $18,354,423 $16,447,680
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,234,183 $ 4,242,802
  Future policy and contract benefits                   1,826,953   1,758,375
  Pending policy and contract claims                       90,762      70,564
  Other policyholders funds                               451,056     438,595
  Policyholders dividends payable                          51,749      53,957
  Stockholder dividend payable                                --       24,700
  Unearned premiums and fees                              208,013     180,191
  Federal income tax liability:
    Current                                                68,320      53,039
    Deferred                                              125,094     173,907
  Other liabilities                                       442,369     514,468
  Notes payable                                           218,000     267,000
  Separate account liabilities                          8,882,060   6,947,806
                                                      ----------- -----------
    Total liabilities                                  16,598,559  14,725,404
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares autho-
   rized, issued and outstanding                            5,000       5,000
  Additional paid in capital                                3,000         --
  Retained earnings                                     1,629,787   1,513,661
  Accumulated other comprehensive income                  118,077     203,615
                                                      ----------- -----------
    Total stockholder's equity                          1,755,864   1,722,276
                                                      ----------- -----------
      Total liabilities and stockholder's equity      $18,354,423 $16,447,680
                                                      =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  697,799  $  577,693  $  615,253
  Policy and contract fees                   331,110     300,361     272,037
  Net investment income                      540,056     531,081     553,773
  Net realized investment gains               79,615     114,652     114,367
  Finance charge income                       31,969      35,880      43,650
  Other income                                81,135      73,498      71,707
                                          ----------  ----------  ----------
    Total revenues                         1,761,684   1,633,165   1,670,787
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     667,207     519,926     515,873
  Interest credited to policies and con-
   tracts                                    282,627     290,870     298,033
  General operating expenses                 358,387     360,916     369,961
  Commissions                                110,645     110,211     114,404
  Administrative and sponsorship fees         79,787      80,183      81,750
  Dividends to policyholders                  18,928      25,159      26,776
  Interest on notes payable                   24,282      22,360      24,192
  Amortization of deferred policy acqui-
   sition costs                              123,455     148,098     128,176
  Capitalization of policy acquisition
   costs                                    (152,602)   (166,140)   (155,054)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,512,716   1,391,583   1,404,111
                                          ----------  ----------  ----------
      Income from operations before taxes    248,968     241,582     266,676

  Federal income tax expense (benefit):
    Current                                   75,172      93,584      84,612
    Deferred                                  (1,439)    (15,351)     (7,832)
                                          ----------  ----------  ----------
      Total federal income tax expense        73,733      78,233      76,780
                                          ----------  ----------  ----------
        Net income                        $  175,235  $  163,349  $  189,896
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $     (947) $      947
  Unrealized gains (losses) on securities    (85,538)     47,889      47,414
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    (85,538)     46,942      48,361
                                          ----------  ----------  ----------
    Comprehensive income                  $   89,697  $  210,291  $  238,257
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997

                                             1999        1998        1997
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $      --   $      --
  Issued during the year                         --        5,000         --
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $      --
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $      --   $      --   $      --
  Contribution                                 3,000         --          --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $      --   $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,513,661  $1,380,012  $1,190,116
  Net income                                 175,235     163,349     189,896
  Retained earnings transfer for common
   stock issued                                  --       (5,000)        --
  Dividends to stockholder                   (59,109)    (24,700)        --
                                          ----------  ----------  ----------
    Total retained earnings               $1,629,787  $1,513,661  $1,380,012
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  203,615  $  156,673  $  108,312
  Change in unrealized appreciation of
   investments                               (85,538)     47,889      47,414
  Change in unrealized gain on foreign
   currency translation                          --         (947)        947
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  118,077  $  203,615  $  156,673
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,755,864  $1,722,276  $1,536,685
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 1999, 1998 and 1997

                                           1999         1998         1997
                                        -----------  -----------  -----------
                                                  (In thousands)
Cash Flows from Operating Activities
Net income                              $   175,235  $   163,349  $   189,896
Adjustments to reconcile net income to
 net cash
 provided by operating activities:
 Interest credited to annuity and in-
  surance contracts                         282,627      290,870      298,033
 Fees deducted from policy and con-
  tract balances                           (217,941)    (212,901)    (214,803)
 Change in future policy benefits            68,578       56,716       76,358
 Change in other policyholders lia-
  bilities                                   29,426       11,965        7,597
 Amortization of deferred policy ac-
  quisition costs                           123,455      148,098      128,176
 Capitalization of policy acquisition
  costs                                    (152,602)    (166,140)    (155,054)
 Change in premiums receivable              (31,562)       5,421       (9,280)
 Change in federal income tax liabil-
  ities                                      14,598       (7,455)      36,049
 Net realized investment gains              (79,615)    (114,652)    (114,367)
 Other, net                                 (27,314)      30,524      (44,527)
                                        -----------  -----------  -----------
   Net cash provided by operating ac-
    tivities                                184,885      205,795      198,078
                                        -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, avail-
  able-for-sale                           1,856,757    1,835,955    1,099,114
 Equity securities                          705,050      621,125      601,936
 Real estate                                  7,341        7,800        9,279
 Private equities                            28,128       20,025       19,817
 Other invested assets                        5,731          822        7,060
Proceeds from maturities and repay-
 ments of:
 Fixed maturity securities, avail-
  able-for-sale                             345,677      414,726      403,829
 Fixed maturity securities, held-to-
  maturity                                  122,704      148,848      139,394
 Mortgage loans                             116,785      126,066      109,246
Purchases of:
 Fixed maturity securities, avail-
  able-for-sale                          (2,432,049)  (2,384,720)  (1,498,048)
 Fixed maturity securities, held-to-
  maturity                                   (8,446)     (99,989)     (82,835)
 Equity securities                         (613,596)    (610,553)    (585,349)
 Mortgage loans                            (130,013)    (141,008)    (157,247)
 Real estate                                 (1,016)      (5,612)      (3,908)
 Private equities                           (79,584)     (64,811)     (48,778)
 Other invested assets                      (11,435)     (10,871)      (7,210)
Finance receivable originations or
 purchases                                  (74,989)     (77,141)    (115,248)
Finance receivable principal payments        88,697      109,277      133,762
Other, net                                  (91,346)     104,519      (88,626)
                                        -----------  -----------  -----------
   Net cash used for investing activi-
    ties                                   (165,604)      (5,542)     (63,812)
                                        -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and in-
 surance contracts                          448,012      952,622      928,696
Withdrawals from annuity and insurance
 contracts                                 (478,775)  (1,053,844)  (1,013,588)
Proceeds from issuance of debt               50,000       40,000          --
Payments on debt                            (49,000)     (31,000)     (21,000)
Dividends paid to stockholder               (83,809)         --           --
Other, net                                   (7,008)      (4,467)      (3,355)
                                        -----------  -----------  -----------
   Net cash used for financing activi-
    ties                                   (120,580)     (96,689)    (109,247)
                                        -----------  -----------  -----------
Net increase (decrease) in cash and
 short-term investments                    (101,299)     103,564       25,019
Cash and short-term investments, be-
 ginning of year                            312,095      208,531      183,512
                                        -----------  -----------  -----------
Cash and short-term investments, end
 of year                                $   210,796  $   312,095  $   208,531
                                        ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 1999 for these business units were $703,473,000, $263,418,000, $388,792,000,
$164,774,000, and $66,594,000, respectively. Additional revenues of $174,633,000 were reported by the Company's subsidiaries and corporate product line.
   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure
Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.
   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
   Deferred policy acquisition costs amortized were $123,455,000, $148,098,000 and $128,176,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

Software Capitalization
The Accounting Standards Executive Committee issued Statement of Position 98-1, Accounting for Costs of Computer Software for Internal Use, effective for fiscal years beginning after December 15, 1998. The Company has adopted the capitalization of software cost beginning in 1999. At December 1999, the Company had unamortized cost of $7,459,000 and amortized software expense of $1,643,000. Costs are amortized over a three-year period.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
   On January 1, 1999, the Company converted to the equity method of accounting for its private equity investments. Prior to 1999 the Company accounted for these investments using the cost method. The change to this method of accounting was not material to prior year amounts. Private equity investments are now carried at our equity in the estimated fair value of the underlying investments of these limited partnerships. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity.
   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1999 and 1998, was $7,101,000 and $6,713,000, respectively.
   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August 1997. The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in stockholder's equity. Upon settlement of the swaps, gains or losses were recognized in income, and the Company realized a loss of approximately $31,000,000 in 1997, upon settlement of these equity swaps.
   The Company began investing in international bonds denominated in foreign currencies in 1997. Unrealized gains or losses are recorded on foreign denominated securities due to the fluctuation in foreign currency exchange rates and/or related payables and receivables and interest on foreign securities. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. Realized and unrealized gains and losses on these forward foreign exchange contracts are recorded in income as incurred. Notional amounts for the years ended December 31, 1999 and 1998, were $98,606,000 and $115,194,000, respectively.

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $113,441,000 and $101,692,000 at December 31, 1999 and 1998, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1999, 1998 and 1997, were $11,749,000, $10,765,000 and $8,965,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $49,396,000 and $46,946,000 at December 31, 1999 and 1998, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
   Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 1999 and 1998, the total participating business in force was $50,305,164,000 and $55,683,649,000, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1998 and 1997 consolidated financial statement balances have been reclassified to conform to the 1999 presentation.

(3) Investments

Net investment income for the years ended December 31 was as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $428,286  $445,220  $457,391
Equity securities            29,282    12,183    16,182
Mortgage loans               54,596    54,785    55,929
Real estate                      11      (236)     (407)
Policy loans                 16,016    15,502    15,231
Short-term investments        5,829     6,147     6,995
Private equities              4,114     1,908     2,081
Other invested assets         6,278     1,918     1,790
                           --------  --------  --------
  Gross investment income   544,412   537,427   555,192
Investment expenses          (4,356)   (6,346)   (1,419)
                           --------  --------  --------
    Total                  $540,056  $531,081  $553,773
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             1999      1998      1997
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(31,404) $ 43,244  $  3,711
Equity securities            91,591    47,526    92,765
Mortgage loans                1,344     3,399     2,011
Real estate                   4,806     7,809     1,598
Private equities             13,983     6,336     8,431
Other invested assets          (705)    6,338     5,851
                           --------  --------  --------
    Total                  $ 79,615  $114,652  $114,367
                           ========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1999      1998      1997
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 28,619  $ 56,428  $ 18,804
  Gross realized losses                          (60,023)  (13,184)  (15,093)
Equity securities:
  Gross realized gains                           143,180   107,342   120,437
  Gross realized losses                          (51,589)  (59,816)  (27,672)
Private equities:
  Gross realized gains                            14,558    13,563    10,515
  Gross realized losses                             (575)   (7,227)   (2,084)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   1999       1998
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,895  $ 487,479
Gross unrealized losses                           (184,268)   (73,440)
Adjustment to deferred acquisition costs              (414)  (119,542)
Adjustment to unearned policy and contract fees       (473)    15,912
Deferred federal income taxes                      (58,663)  (106,794)
                                                 ---------  ---------
  Net unrealized gains                           $ 118,077  $ 203,615
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 1999
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  151,864 $     32 $  8,299 $  143,597
  Foreign governments                  122,505      678    7,913    115,270
  Corporate securities               3,088,999  108,203  117,543  3,079,659
  International bond securities         28,979      --     2,633     26,346
  Mortgage-backed securities         1,476,237    4,867   42,408  1,438,696
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated       463,089  142,583    2,745    602,927
  Equity securities-affiliated mu-
   tual funds                          123,925   44,014      597    167,342
                                    ---------- -------- -------- ----------
    Total equity securities            587,014  186,597    3,342    770,269
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities                 848,689   15,965   21,492    843,162
  Mortgage-backed securities           126,125    2,584    3,019    125,690
                                    ---------- -------- -------- ----------
    Total held-to-maturity             974,814   18,549   24,511    968,852
                                    ---------- -------- -------- ----------
      Total                         $6,430,412 $318,926 $206,649 $6,542,689
                                    ========== ======== ======== ==========

                                               Gross Unrealized
                                               ----------------
                                    Amortized                      Fair
                                       Cost     Gains   Losses    Value
                                    ---------- -------- ------- ----------
                                                (In thousands)
December 31, 1998
Available-for-sale:
  United States government and gov-
   ernment
   agencies and authorities         $  195,650 $ 17,389 $   201 $  212,838
  Foreign governments                      784      --      311        473
  Corporate securities               2,357,861  204,277  30,648  2,531,490
  International bond securities        188,448   22,636   1,298    209,786
  Mortgage-backed securities         1,924,945   52,580  18,100  1,959,425
                                    ---------- -------- ------- ----------
    Total fixed maturities           4,667,688  296,882  50,558  4,914,012
  Equity securities-unaffiliated       463,777  157,585  15,057    606,305
  Equity securities-affiliated mu-
   tual funds                          115,769   27,726     --     143,495
                                    ---------- -------- ------- ----------
    Total equity securities            579,546  185,311  15,057    749,800
                                    ---------- -------- ------- ----------
      Total available-for-sale       5,247,234  482,193  65,615  5,663,812
Held-to maturity:
  Corporate securities                 894,064   67,496     235    961,325
  Mortgage-backed securities           192,484    9,030   1,055    200,459
                                    ---------- -------- ------- ----------
    Total held-to-maturity           1,086,548   76,526   1,290  1,161,784
                                    ---------- -------- ------- ----------
      Total                         $6,333,782 $558,719 $66,905 $6,825,596
                                    ========== ======== ======= ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   39,213 $   39,542 $  5,628  $  5,589
Due after one year through five years   1,065,644  1,125,653  175,672   176,672
Due after five years through ten
 years                                  1,305,697  1,271,316  376,752   375,480
Due after ten years                       981,793    928,361  290,637   285,421
                                       ---------- ---------- --------  --------
                                        3,392,347  3,364,872  848,689   843,162
Mortgage-backed securities              1,476,237  1,438,696  126,125   125,690
                                       ---------- ---------- --------  --------
  Total                                $4,868,584 $4,803,568 $974,814  $968,852
                                       ========== ========== ========  ========

   At December 31, 1999 and 1998, fixed maturity securities and short-term investments with a carrying value of $13,945,000 and $6,361,000, respectively, were on deposit with various regulatory authorities as required by law.
   Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1999    1998
                        ------- -------
                        (In thousands)
Mortgage loans          $ 1,500 $ 1,500
Investment real estate      --      841
                        ------- -------
  Total                 $ 1,500 $ 2,341
                        ======= =======

   At December 31, 1999, no mortgage loans were considered impaired. At December 31, 1998, the recorded investment in mortgage loans that were considered to be impaired was $8,798, before the allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
   A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1999 and 1998.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,895
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --    (395)
                                                         ------ ------ ------
  Balance at end of year                                 $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          1999   1998   1997
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    4 $   14 $3,268
Interest income on impaired mortgage loans--contractual       4     18    556
Interest income on impaired mortgage loans--collected         4     17    554

Minnesota Life Insurance Company and Subsidiaries

(4) Notes Receivable

In connection with the Company's construction of an additional home office facility in St. Paul, Minnesota, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1999 and 1998, HRA has drawn $13,574,000 and $9,669,000 on this loan contingency agreement and accrued interest of $1,795,000 and $673,000, respectively.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       1999      1998
                                     --------  --------
                                      (In thousands)
Direct installment loans             $127,379  $147,425
Retail installment notes                9,199    12,209
Retail revolving credit                 3,457    17,170
Accrued interest                        2,505     2,683
                                     --------  --------
  Gross receivables                   142,540   179,487
Allowance for uncollectible amounts    (7,728)  (16,076)
                                     --------  --------
    Finance receivables, net         $134,812  $163,411
                                     ========  ========

   The direct installment loans, at December 31, 1999 and 1998, consisted of $83,376,000 and $81,066,000, respectively, of discount basis loans (net of unearned finance charges) and $44,003,000 and $66,359,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $29 million and $44 million of real estate secured loans at December 31, 1999 and 1998, respectively. Revolving credit loans included approximately $3 million and $16 million of real estate secured loans at December 31, 1999 and 1998, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 1999 and 1998, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.
   During the years ended December 31, 1999 and 1998, principal cash collections of direct installment loans were $57,665,000 and $75,011,000, respectively, and the percentages of these cash collections to average net balances were 43% and 47%, respectively. Retail installment notes' principal cash collections to average net balances were $12,180,000 and $15,990,000, respectively, and the percentages of these cash collections to average net balances were 121% and 101%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 1999 and 1998 was 5.4% and 9.0%, respectively. Changes in the allowance for losses for the periods ended December 31, 1999 and 1998 were as follows:

                                         1999      1998      1997
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $ 16,076  $ 20,545  $  7,497
Provision for credit losses               5,434    10,712    28,206
Allowance applicable to bulk purchase       125       --        --
Charge-offs                             (16,712)  (18,440)  (17,869)
Recoveries                                2,805     3,259     2,711
                                       --------  --------  --------
  Balance at end of year               $  7,728  $ 16,076  $ 20,545
                                       ========  ========  ========

   At December 31, 1999, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1999 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 1999          $5,539       692    $6,231
Related allowance for credit losses    $1,478       330    $1,808

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1999. The average quarterly balance of impaired loans during the year ended December 31, 1999 and 1998, was $5,758,000 and $6,354,000 for installment basis loans and $6,214,000 and $12,471,000 for revolving credit loans, respectively.
   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 1999.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1999     1998     1997
                                                 -------  -------  -------
                                                     (In thousands)
Computed tax expense                             $87,139  $84,553  $93,337
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (3,127)  (1,730)  (5,573)
  Special tax on mutual life insurance companies  (9,568)  (3,455)   3,341
  Sale of subsidiary                                 --       --    (4,408)
  Foundation gain                                   (538)     --    (4,042)
  Tax credits                                     (4,500)  (4,416)  (3,600)
  Expense adjustments and other                    4,327    3,281   (2,275)
                                                 -------  -------  -------
    Total tax expense                            $73,733  $78,233  $76,780
                                                 =======  =======  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1999     1998
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 17,461 $ 16,999
  Pension and post retirement benefits                  30,151   27,003
  Tax deferred policy acquisition costs                 91,976   82,940
  Net realized capital losses                            6,709    8,221
  Other                                                 16,612   18,487
                                                      -------- --------
    Gross deferred tax assets                          162,909  153,650
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,501 $155,655
  Real estate and property and equipment depreciation   14,642   10,275
  Basis difference on investments                        8,092   10,798
  Net unrealized capital gains                          59,411  143,354
  Other                                                  7,357    7,475
                                                      -------- --------
    Gross deferred tax liabilities                     288,003  327,557
                                                      -------- --------
      Net deferred tax liability                      $125,094 $173,907
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1999 and 1998 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
   Income taxes paid for the years ended December 31, 1999, 1998 and 1997, were $59,905,000, $91,259,000 and $71,108,000, respectively.
   The Company's tax returns for 1995, 1996, and 1997 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                                     1999     1998     1997
                                                   -------- -------- --------
                                                         (In thousands)
Balance at January 1                               $435,079 $409,249 $416,910
  Less: reinsurance recoverable                     108,918  104,741  102,161
                                                   -------- -------- --------
Net balance at January 1                            326,161  304,508  314,749
                                                   -------- -------- --------
Incurred related to:
  Current year                                       92,421   92,793  121,153
  Prior years                                        19,435   14,644    7,809
                                                   -------- -------- --------
Total incurred                                      111,856  107,437  128,962
                                                   -------- -------- --------
Paid related to:
  Current year                                       25,084   27,660   51,275
  Prior years                                        63,827   58,124   57,475
                                                   -------- -------- --------
Total paid                                           88,911   85,784  108,750
                                                   -------- -------- --------
Decrease in liabilities due to sale of subsidiary       --       --    30,453
                                                   -------- -------- --------
Net balance at December 31                          349,106  326,161  304,508
  Plus: reinsurance recoverable                     121,395  108,918  104,741
                                                   -------- -------- --------
Balance at December 31                             $470,501 $435,079 $409,249
                                                   ======== ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $19,435,000, $14,644,000 and $7,809,000 in 1999,
1998 and 1997, respectively which includes the amortization of discount on individual accident and health claim reserves of $13,918,000, $14,256,000, $11,522,000 in 1999, 1998 and 1997, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                      Pension Benefits     Other Benefits
                                      ------------------  ------------------
                                        1999      1998      1999      1998
                                      --------  --------  --------  --------
                                                (In thousands)
Change in benefit obligation:
  Benefit obligation at beginning of
   year                               $181,439  $151,509  $ 31,236  $ 24,467
  Service cost                           8,272     8,402     1,419     1,375
  Interest cost                         13,132    10,436     2,340     1,713
  Amendments                             4,385         6       --        --
  Actuarial gain                        (4,143)   16,298       (33)    4,542
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Benefit obligation at end of year $197,025  $181,439  $ 33,720  $ 31,236
                                      ========  ========  ========  ========
Change in plan assets:
  Fair value of plan assets at the
   beginning of the year              $146,710  $133,505  $    --   $    --
  Actual return on plan assets          12,948    13,068       --        --
  Employer contribution                  6,096     5,349     1,242       861
  Benefits paid                         (6,060)   (5,212)   (1,242)     (861)
                                      --------  --------  --------  --------
    Fair value of plan assets at the
     end of year                      $159,694  $146,710  $    --   $    --
                                      ========  ========  ========  ========
  Funded status                       $(37,330) $(34,729) $(33,720) $(31,236)
  Unrecognized net actuarial loss
   (gain)                                6,812    12,283    (6,089)   (6,251)
  Unrecognized prior service cost
   (benefit)                             8,723     5,293    (2,472)   (2,986)
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
  Accrued benefit cost                $(27,980) $(23,242) $(42,395) $(40,473)
  Intangible asset                       6,185     6,089       114       --
                                      --------  --------  --------  --------
    Net amount recognized             $(21,795) $(17,153) $(42,281) $(40,473)
                                      ========  ========  ========  ========
Weighted average assumptions as of
 December 31
  Discount rate                           7.50%     7.00%     7.50%     7.00%
  Expected return on plan assets          8.27%     8.27%      --        --
  Rate of compensation increase           5.32%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

                                Pension Benefits            Other Benefits
                            ---------------------------  ----------------------
                              1999      1998     1997     1999    1998    1997
                            --------  --------  -------  ------  ------  ------
                                            (In thousands)
Components of net periodic
 benefit cost
  Service cost              $  8,272  $  8,402  $ 6,847  $1,419  $1,375  $1,047
  Interest cost               13,132    10,436    9,956   2,340   1,713   1,872
  Expected return on plan
   assets                    (12,080)  (10,978)  (9,859)    --      --      --
  Amortization of prior
   service cost (benefits)       954       578      578    (513)   (513)   (510)
  Recognized net actuarial
   loss (gain)                   459       190       77    (195)   (559)   (480)
                            --------  --------  -------  ------  ------  ------
    Net periodic benefit
     cost                   $ 10,737  $  8,628  $ 7,599  $3,051  $2,016  $1,929
                            ========  ========  =======  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $45,610,000, $36,376,000 and $18,500,000, respectively, as of December 31, 1999, and $39,470,000, $31,546,000 and
$17,334,000, respectively, as of December 31, 1998.
   The assumptions presented herein are based on pertinent information available to management as of December 31, 1999 and 1998. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1999 by $6,164,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 1999 by $831,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 1999 by $4,879,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1999 by $637,000.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1999, 1998 and 1997 of $6,003,000, $7,145,000 and $7,173,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Sale of Subsidiary

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary, to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30, 1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

Minnesota Life Insurance Company and Subsidiaries

(10) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1999      1998      1997
                     --------  --------  --------
                           (In thousands)
Direct premiums      $662,775  $553,408  $595,686
Reinsurance assumed   102,154    91,548    78,097
Reinsurance ceded     (67,130)  (67,263)  (58,530)
                     --------  --------  --------
  Net premiums       $697,799  $577,693  $615,253
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $71,922,000, $64,174,000 and $58,072,000 during 1999, 1998 and 1997, respectively.
   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of in force to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.
   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transfers 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(11) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1999 and 1998. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.
   The interest rates on the finance receivables outstanding as of December 31, 1999 and 1998, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1999 and 1998, approximate the fair value for those respective dates.
   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1999 and 1998 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(11) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.
   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        1999                  1998
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,803,568 $4,803,568 $4,914,012 $4,914,012
  Held-to-maturity                 974,814    968,852  1,086,548  1,161,784
Equity securities                  770,269    770,269    749,800    749,800
Mortgage loans:
  Commercial                       625,196    605,112    579,890    603,173
  Residential                       71,476     73,293    101,329    104,315
Policy loans                       237,335    237,335    226,409    226,409
Short-term investments              93,993     93,993    136,435    136,435
Cash                               116,803    116,803    175,660    175,660
Finance receivables, net           134,812    134,812    163,411    163,411
Private equities                   284,797    284,797    160,958    164,332
Foreign currency exchange con-
 tract                                 655        655      1,594      1,594
                                ---------- ---------- ---------- ----------
    Total financial assets      $8,113,718 $8,089,489 $8,296,046 $8,400,925
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1999                  1998
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,822,302 $1,810,820 $2,085,408 $2,075,738
Annuity certain contracts            39,513     39,421     57,528     60,766
Other fund deposits                 945,575    936,590    722,321    731,122
Guaranteed investment contracts         116        116        862        862
Supplementary contracts without
 life contingencies                  43,050     43,126     44,696     44,251
Notes payable                       218,000    221,233    267,000    272,834
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,068,556 $3,051,306 $3,177,815 $3,185,573
                                 ========== ========== ========== ==========

(12) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1999 and 1998. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

Minnesota Life Insurance Company and Subsidiaries

(12) Notes Payable (continued)

   Notes payable as of December 31 were as follows:

                                                            1999     1998
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       93,000  142,000
                                                          -------- --------
  Total notes payable                                     $218,000 $267,000
                                                          ======== ========

   At December 31, 1999, the aggregate minimum annual notes payable maturities for the next four years were as follows: 2000, $33,000,000; 2001, $26,000,000;
2002, $22,000,000; 2003, $12,000,000; thereafter $125,000,000.
   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1999.
   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 1999 and 1998, the outstanding balance of this line of credit was $90,000,000 and $40,000,000, respectively.
   Interest paid on debt for the years ended December 31, 1999, 1998 and 1997, was $24,120,000, $25,008,000 and $18,197,000, respectively.

(13) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities, and unrealized foreign currency translation adjustments.
   The components of comprehensive income (loss), other than net income are illustrated below:

                                                   1999       1998      1997
                                                ----------  --------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $      --   $    --   $  1,457
    Less: reclassification adjustment for gains
     included in net income                            --     (1,457)      --
                                                ----------  --------  --------
                                                       --     (1,457)    1,457
  Unrealized gains (loss) on securities            (59,499)  162,214   171,654
    Less: reclassification adjustment for gains
     included in net income                        (74,170)  (90,770)  (96,476)
                                                ----------  --------  --------
                                                 (133,669)    71,444    75,178
  Income tax expense related to items of other
   comprehensive income                             48,131   (23,045)  (28,274)
                                                ----------  --------  --------
  Other comprehensive income (loss), net of tax $  (85,538) $ 46,942  $ 48,361
                                                ==========  ========  ========

(14) Stock Dividends

During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

Minnesota Life Insurance Company and Subsidiaries

(14) Stock Dividends (continued)

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the current calendar year, without prior approval from the Department of Commerce. Based on this limitation and 1998 statutory results, Minnesota Life Insurance Company could have paid $168,076,000 in dividends in 1999 without prior approval.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $183,200,000 as of December 31, 1999. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
   The Company has long-term commitments to fund private equities and real estate investments totaling $147,652,000 as of December 31, 1999. The Company estimates that $60,000,000 of these commitments will be invested in 2000, with the remaining $87,652,000 invested over the next four years.
   As of December 31, 1999, the Company had committed to purchase bonds and mortgage loans totaling $54,130,000 but had not completed the purchase transactions.
   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum rental commitments under such leases are as follows: 2000, $2,400,000; 2001, $2,227,000; 2002, $2,092,000; 2003,
$2,108,000; 2004, $1,261,000; 2005, $22,000.
   At December 31, 1999, the Company had guaranteed the payment of $76,600,000 in policyholders dividends and discretionary amounts payable in 2000. The Company has pledged bonds, valued at $79,333,000 to secure this guarantee.
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 1999 and 1998 the liability was ($352,000) and $1,105,000, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $5,485,000 and $7,282,000 for the periods ending December 31, 1999 and 1998, respectively. These assets are being amortized over a five-year period.
   At December 1999, the Company has guaranteed the payment of approximately $125,000,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company through the expiration date of the notes June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         1999        1998
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,089,474  $  947,885
Adjustments:
  Deferred policy acquisition costs                      712,532     564,382
  Net unrealized investment gains (losses)               (49,572)    279,885
  Statutory asset valuation reserve                      310,626     239,455
  Statutory interest maintenance reserve                  30,984      49,915
  Premiums and fees deferred or receivable               (69,618)    (73,312)
  Change in reserve basis                                115,718     113,648
  Separate accounts                                      (64,860)    (56,816)
  Unearned policy and contract fees                     (144,157)   (118,459)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (125,094)   (173,907)
  Non-admitted assets                                     36,205      39,525
  Policyholders dividends                                 62,268      60,648
  Other                                                  (23,642)    (25,573)
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,755,864  $1,722,276
                                                      ==========  ==========

                                                  As of December 31
                                            --------------------------------
                                              1999       1998        1997
                                            --------  ----------  ----------
                                                    (In thousands)
Statutory net income                        $167,957  $  104,609  $  167,078
Adjustments:
  Deferred policy acquisition costs           29,164      18,042      26,878
  Statutory interest maintenance reserve     (18,931)     25,746        (538)
  Premiums and fees deferred or receivable     3,686         708       2,175
  Change in reserve basis                      2,555       3,011       9,699
  Separate accounts                           (8,044)     (5,644)     (6,272)
  Unearned policy and contract fees           (8,696)     (7,896)    (12,825)
  Net deferred income taxes                    1,439      15,351       7,832
  Policyholders dividends                      1,620       1,194       2,708
  Other                                        4,485       8,228      (6,839)
                                            --------  ----------  ----------
Net income as reported in the accompanying
 consolidated financial statements          $175,235  $  163,349  $  189,896
                                            ========  ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

       Summary of Investments--Other than Investments in Related Parties

                               December 31, 1999

                                                                 As Shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  151,864 $  143,597    $  143,597
  Foreign governments                     122,505    115,270       115,270
  Public utilities                        287,970    276,558       276,558
  Mortgage-backed securities            1,602,362  1,564,386     1,564,386
  All other corporate bonds             3,678,697  3,672,609     3,678,571
                                       ---------- ----------    ----------
      Total bonds                       5,843,398  5,772,420     5,778,382
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        7,475      9,072         9,072
    Banks, trusts and insurance compa-
     nies                                  25,959     25,399        25,399
    Industrial, miscellaneous and all
     other                                525,152    708,848       708,848
  Nonredeemable preferred stocks           28,428     26,950        26,950
                                       ---------- ----------    ----------
      Total equity securities             587,014    770,269       770,269
                                       ---------- ----------    ----------
Mortgage loans on real estate             696,672     XXXXXX       696,672
Real estate (2)                            36,793     XXXXXX        36,793
Policy loans                              237,335     XXXXXX       237,335
Other long-term investments               473,528     XXXXXX       473,528
Short-term investments                     93,993     XXXXXX        93,993
                                       ---------- ----------    ----------
      Total                             1,538,321        --      1,538,321
                                       ---------- ----------    ----------
Total investments                      $7,968,733 $6,542,689    $8,086,972
                                       ========== ==========    ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule III

                      Supplementary Insurance Information

                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558      16,858
 Annuity              97,137      3,118,995          25         234
 Property and li-
  ability insur-
  ance                   --             441
                    --------     ----------    --------     -------
                    $713,217     $6,061,136    $208,013     $90,762
                    ========     ==========    ========     =======
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568      18,342
 Annuity              68,719      3,186,148          25         424
 Property and li-
  ability insur-
  ance                   --             480         556         --
                    --------     ----------    --------     -------
                    $564,382     $6,001,177    $180,191     $70,564
                    ========     ==========    ========     =======
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627
 Accident and
  health insur-
  ance                70,593        466,109      34,250      17,153
 Annuity              71,425      3,266,965         --        4,576
 Property and li-
  ability insur-
  ance                   --             280       1,116         --
                    --------     ----------    --------     -------
                    $576,030     $5,962,750    $202,070     $64,356
                    ========     ==========    ========     =======
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
1999:
 Life insurance    $  762,745   $258,483     $645,695      $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922      108,283        11,779    101,021
 Annuity               95,190    243,160      214,461        22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491          323                      743      (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056     $968,762      $123,455   $573,101   $  (570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303     $502,767      $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822      105,336        12,261     93,876
 Annuity               93,992    247,970      225,004        21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986        2,848           --       1,187       103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081     $835,955      $148,098   $573,670   $   103
                   =========== ========== ============== ============ ========= ==========
1997:
 Life insurance    $  576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
  health insur-
  ance                205,869     40,343       87,424         9,451    101,960
 Annuity               64,637    261,768      242,738        16,252    129,263
 Property and li-
  ability insur-
  ance                 40,316      4,395       33,773           --      13,146    43,376
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  887,290   $553,773     $840,682      $128,176   $590,307   $43,376
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

              For the years ended December 31, 1998, 1997 and 1996

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============
1997:
 Life insurance in force $122,120,394 $14,813,351 $25,566,734 $132,873,777      19.2%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    340,984 $    30,547 $    63,815 $    374,252      17.1%
  Accident and health
   insurance                  175,647      16,332       1,310      160,625       0.8%
  Annuity                      40,060         --          --        40,060       --
  Property and liability
   insurance                   38,995      11,651      12,972       40,316      32.2%
                         ------------ ----------- ----------- ------------
   Total premiums        $    595,686 $    58,530 $    78,097 $    615,253      12.7%
                         ============ =========== =========== ============

                       See independent auditors' report.